UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 92.8%
	Auto & Transportation — 1.3%
8,600	Ryder System	778,472

	Consumer Discretionary — 16.2%
6,700	Advance Auto Parts	1,167,207
45,275	Aramark	1,440,650
14,400	BRP (1)	309,944
10,200	Brunswick	541,518
500	Cable One (1)	207,610
3,400	Domino’s Pizza	387,056
14,200	Fortune Brands Home & Security	678,050
13,100	Gannett	165,715
700	Graham Holdings Class B	482,692
5,448	Jack in the Box	517,560
19,000	KAR Auction Services	739,670
8,290	PVH	961,972
10,600	Sotheby’s	443,398
15,200	TEGNA	442,776
2,400	VeriSign (1)	170,256
17,776	Waste Connections	891,111
		9,547,185
	Consumer Staples — 1.2%
5,000	Spectrum Brands Holdings	529,750
3,476	WhiteWave Foods Class A (1)	179,431
		709,181
	Financial Services — 20.7%
1,889	Affiliated Managers Group (1)	392,723
3,143	Alexandria REIT	291,388
5,589	Apartment Investment & Management Class A REIT	218,418
25,895	Ares Capital	416,651
15,014	Arthur J Gallagher	712,114
11,500	Brown & Brown	384,675
8,090	Commerce Bancshares	380,958
20,900	CoreLogic (1)	824,296
4,420	Cullen/Frost Bankers	320,229
16,700	Douglas Emmett REIT	489,477
9,500	East West Bancorp	425,220
8,853	Equity LifeStyle Properties REIT	512,412
5,800	First Republic Bank	369,982
12,795	HCC Insurance Holdings	987,262
21,293	Parkway Properties REIT	381,996
3,528	PartnerRe (1)	479,667
5,400	ProAssurance	260,766
29,100	Radian Group	537,186
6,800	Raymond James Financial	401,200
19,900	Redwood Trust REIT	308,450
3,600	Reinsurance Group of America Class A	347,472
2,035	SVB Financial Group (1)	291,209
8,150	Torchmark	502,121
19,854	Vantiv Class A (1)	873,576
7,000	Wintrust Financial	377,440
23,100	Zions Bancorporation	720,489
		12,207,377
	Healthcare — 15.4%
15,900	Aerie Pharmaceuticals (1)	288,426
6,000	Akorn (1)	276,660
23,932	Catalent (1)	815,602
2,500	Centene (1)	175,325
6,600	Cepheid (1)	366,894
4,100	Cooper	725,700
11,384	Envision Healthcare Holdings (1)	510,003
10,800	Fluidigm (1)	216,324
3,269	Henry Schein (1)	483,747
5,900	LifePoint Health (1)	488,874
11,100	Masimo (1)	462,648
8,200	Parexel International (1)	565,472
13,600	PerkinElmer	719,712
8,318	Quintiles Transnational Holdings (1)	638,157
4,500	Sirona Dental Systems (1)	467,010
5,300	Spectranetics (1)	90,630
5,217	Universal Health Services Class B	757,665
27,587	VWR (1)	739,056
4,600	West Pharmaceutical Services	275,402
		9,063,307
	Materials & Processing — 10.0%
4,753	Airgas	484,901
4,300	Berry Plastics Group (1)	140,008
11,800	Hexcel	612,302
15,900	Horsehead Holding (1)	131,652
26,200	Interface Class A	680,414
6,000	Lennox International	708,420
7,000	Minerals Technologies	453,250
18,272	Owens Corning	819,499
10,000	Packaging Corp. of America	707,900
5,300	Reliance Steel & Aluminum	321,180
11,600	Sealed Air	616,772
2,200	Valmont Industries	244,706
		5,921,004
	Other Energy — 1.8%
6,600	Helmerich & Payne	381,084
6,800	Matador Resources (1)	149,804
5,100	PDC Energy (1)	239,445
25,100	RPC (1)	308,730
		1,079,063
	Producer Durables — 12.7%
7,600	Alaska Air Group	575,700
21,900	Allison Transmission Holdings Class A	639,042
6,300	Carlisle	637,938
5,700	CLARCOR	342,969
6,900	Dover	442,083

Shares		Value $

5,300	Genesee & Wyoming Class A (1)	377,466
6,600	Graco	471,834
5,591	IDEX	425,084
2,300	Kirby (1)	166,543
5,500	MSC Industrial Direct Class A	391,930
9,900	Quanta Services (1)	273,438
30,950	Rollins	897,550
6,600	Snap-on	1,087,680
2,799	Towers Watson Class A	354,857
4,968	Verisk Analytics Class A (1)	388,050
		7,472,164
	Technology — 10.6%
10,057	Arrow Electronics (1)	584,815
27,800	Cadence Design Systems (1)	582,966
24,800	Ciena (1)	631,160
14,300	DigitalGlobe (1)	302,874
8,300	Finisar (1)	144,503
3,700	Gartner (1)	327,709
14,600	JDS Uniphase (1)	161,914
10,000	Linear Technology	410,000
10,200	Microchip Technology	436,968
30,200	ON Semiconductor (1)	320,724
11,300	PTC (1)	410,755
29,500	Sabre	784,700
2,500	SBA Communications Class A (1)	301,800
16,994	Synopsys (1)	863,975
		6,264,863
	Utilities — 2.9%
8,100	Alliant Energy	498,231
10,300	NorthWestern	554,552
8,900	Portland General Electric	320,489
8,500	Westar Energy Class A	320,025
		1,693,297
	TOTAL COMMON STOCK (Cost $40,045,289)	54,735,913

	INVESTMENT COMPANY (1) — 4.0%
51,434	SPDR Barclays 1-3 Month T-Bill ETF (Cost $2,351,755)	2,351,048

	TOTAL INVESTMENTS — 96.8% (Cost $42,397,044)*	57,086,961

	OTHER ASSETS LESS LIABILITIES — 3.2%	1,908,814

	NET ASSETS — 100%	$58,995,775

(1) Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $42,397,044, and the unrealized appreciation and depreciation were $15,519,480 and $(829,563), respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 95.4%
	Brazil — 4.4%
1,882,120	Ambev ADR	10,690,442
645,800	BB Seguridade Participacoes	6,082,755
1,242,356	Cia de Concessoes Rodoviarias	5,522,469
803,740	Cielo	10,255,816
260,000	Embraer ADR	7,241,000
392,500	Ultrapar Participacoes	8,038,114
439,600	Vale Class B ADR	2,312,296
1,030,100	Weg	5,613,886
		55,756,778
	Chile — 1.1%
142,480	Banco Santander Chile ADR	2,876,671
73,192	Empresa Nacional de Electricidad ADR	3,011,851
540,572	Enersis ADR	8,168,043
		14,056,565
	China — 25.7%
49,136	Baidu ADR (1)	8,483,822
6,919,000	Belle International Holdings	7,193,625
6,794,000	Brilliance China Automotive Holdings	9,009,239
65,830,320	China Construction Bank Class H	53,752,554
4,663,000	China Life Insurance Class H	17,172,794
9,339,000	China Longyuan Power Group Class H	10,685,465
3,094,000	China Mobile	40,509,397
5,294,800	China Pacific Insurance Group Class H	22,197,412
47,159,600	China Petroleum & Chemical Class H	35,769,829
5,052,000	China Unicom Hong Kong	7,129,353
1,888,100	Chongqing Changan Automobile Class B	4,018,633
18,591,565	Industrial & Commercial Bank of China Class H	12,806,387
253,377	Mindray Medical International ADR	6,914,658
3,658,800	Tencent Holdings	68,293,069
1,155,400	Weichai Power Class H	1,734,822
184,376	Yum! Brands	16,180,838
903,000	Zhuzhou CSR Times Electric Class H	6,132,754
		327,984,651
	Czech Republic — 0.5%
28,523	Komercni Banka	6,377,001

	Egypt — 0.5%
663,501	Commercial International Bank (2)	4,784,781
249,193	Commercial International Bank GDR	1,672,085
		6,456,866
	Greece (2)(3) — 0.2%
199,400	Hellenic Telecommunications Organization	1,489,324
1,589,397	National Bank of Greece (1)	1,480,994
		2,970,318
	Hong Kong — 2.7%
5,289,000	AIA Group	34,453,581

	Hungary — 1.2%
784,130	OTP Bank	16,103,851

	India — 8.3%
2,562,576	Axis Bank	22,920,752
1,303,851	HDFC Bank	22,605,531
249,539	Infosys	4,191,727
359,601	Lupin	9,515,785
225,600	Maruti Suzuki India	15,240,215
517,728	Tata Consultancy Services	20,273,270
1,165,621	Tata Motors (1)	6,978,106
81,668	Ultratech Cement	4,011,104
		105,736,490
	Indonesia — 0.1%
2,292,517	Astra International	1,126,981
447,500	Bank Mandiri	315,094
		1,442,075
	Kuwait (2) — 0.5%
2,370,000	National Bank of Kuwait SAKP	6,657,982

	Mexico — 0.7%
29,359	Fomento Economico Mexicano ADR	2,661,100
1,237,016	Grupo Financiero Banorte Class O	6,534,976
		9,196,076
	Philippines — 1.4%
11,520,300	Ayala Land	9,420,777
457,600	SM Investments	8,934,881
		18,355,658
	Poland — 1.4%
225,342	Bank Pekao	9,507,484
154,391	KGHM Polska Miedz	3,888,323
533,048	Powszechna Kasa Oszczednosci Bank Polski (1)	4,129,175
		17,524,982
	Qatar (2) — 0.3%
77,169	Qatar National Bank	3,861,848

Shares		Value $

	Russia — 3.6%
225,466	LUKOIL ADR	9,221,559
59,589	Luxoft Holding Class A (1)	3,739,806
138,105	Magnit GDR	7,492,196
419,346	MMC Norilsk Nickel ADR	6,483,089
79,950	NovaTek GDR	7,975,013
2,225,173	Sberbank of Russia ADR	10,903,348
		45,815,011
	South Africa — 3.7%
279,887	Aspen Pharmacare Holdings	8,208,824
3,025,947	FirstRand	13,093,839
137,534	Naspers Class N	19,243,507
882,024	Woolworths Holdings	6,924,275
		47,470,445
	South Korea — 17.6%
38,376	Amorepacific	13,479,072
144,081	Coway	12,042,150
782,260	DGB Financial Group	7,487,341
462,282	Hana Financial Group	11,516,062
100,683	Hotel Shilla	10,841,395
55,626	Hyundai Department Store	7,011,781
16,081	Hyundai Mobis	2,934,063
165,975	Hyundai Motor	21,134,278
156,340	Korea Electric Power	6,800,586
124,362	LG	6,164,164
68,379	LG Chem	14,609,024
26,565	NAVER	11,873,260
23,247	POSCO	3,903,803
72,375	S-1 Class 1	5,214,043
53,399	Samsung C&T	2,582,903
57,535	Samsung Electronics	58,265,158
15,256	Samsung Fire & Marine Insurance	3,650,540
81,216	Shinhan Financial Group	2,915,072
405,861	SK Hynix	12,867,960
27,011	SK Innovation (1)	2,296,795
33,638	SK Telecom	7,172,312
		224,761,762
	Taiwan — 12.6%
13,256,000	Advanced Semiconductor Engineering	15,325,341
1,534,000	Catcher Technology	16,908,667
11,427,489	Cathay Financial Holding	18,459,748
21,470,292	CTBC Financial Holding	15,573,213
220,040	Eclat Textile	3,230,399
10,375,090	Hon Hai Precision Industry	29,806,017
3,824,000	Taiwan Mobile	12,657,238
11,002,139	Taiwan Semiconductor Manufacturing	48,613,414
		160,574,037
	Thailand — 2.2%
1,700,600	Advanced Info Service	12,062,704
1,038,375	Kasikornbank	5,258,900
1,207,525	Kasikornbank NVDR	6,098,438
5,955,030	Minor International	4,942,109
		28,362,151
	Turkey — 4.6%
5,136,765	Akbank	13,754,392
3,003,673	KOC Holding	13,332,315
336,366	Tupras Turkiye Petrol Rafinerileri (1)	8,739,617
1,683,553	Turkcell Iletisim Hizmetleri	7,715,753
2,873,528	Turkiye Garanti Bankasi	8,503,096
3,393,607	Turkiye Is Bankasi Class C	6,613,070
		58,658,243
	United Arab Emirates (2) — 2.1%
12,314,826	Emaar Properties PJSC	26,401,941

	TOTAL COMMON STOCK (Cost $1,159,490,978)	1,218,978,312

	PREFERRED STOCK — 2.6%
	Brazil — 2.6%
673,537	Banco Bradesco ADR	5,347,884
127,100	Cia Brasileira de Distribuicao	2,762,906
2,009,014	Itau Unibanco Holding ADR	17,438,248
396,500	Lojas Americanas	1,983,687
422,400	Telefonica Brasil ADR	5,499,648

	TOTAL PREFERRED STOCK (Cost $44,392,106)	33,032,373

	TOTAL INVESTMENTS — 98.0% (Cost $1,203,883,084)*	1,252,010,685

	OTHER ASSETS LESS LIABILITIES — 2.0%	25,840,943

	NET ASSETS — 100%	$1,277,851,628

(1)   Denotes non-income producing security.

(2)   Security is fair valued.

(3)   Security considered illiquid. On July 31, 2015 the value of the securities amounted to $2,970,318, representing 0.2% of the total net assets of the Fund.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $1,203,883,084, and the unrealized appreciation and depreciation were $142,478,936 and $(94,351,335), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 93.9%
	Australia — 4.4%
65,829	Acrux	32,720
32,246	Adelaide Brighton	111,487
37,791	Ausdrill	8,287
310,282	Beach Energy	221,131
82,633	BHP Billiton	1,597,599
143,894	BWP Trust REIT	354,455
69,442	Cabcharge Australia	169,534
18,535	Cardno	38,883
39,486	carsales.com	313,157
26,953	Coca-Cola Amatil	182,828
61,175	Collection House	101,952
13,299	Decmil Group	10,547
15,211	Dexus Property Group REIT	86,502
43,177	Downer EDI	143,599
7,355	DWS	4,650
13,276	Fleetwood	17,225
15,567	Flight Centre Travel Group	405,310
159,624	Independence Group NL	441,041
25,927	JB Hi-Fi	365,951
77,687	M2 Group	626,911
98,377	MACA	51,415
222,513	Medusa Mining (1)	89,455
508,444	Metcash	427,395
262,486	Mirvac Group REIT	362,624
19,575	Monadelphous Group	122,337
113,309	Myer Holdings	104,357
38,073	NRW Holdings	5,148
18,448	Orica	259,039
103,606	OZ Minerals	281,719
20,453	Programmed Maintenance Services	35,731
26,653	RCR Tomlinson	36,042
90,354	Resolute Mining (1)	15,851
31,345	Rio Tinto	1,211,111
45,472	Sandfire Resources NL	200,092
272,323	South32 (1)	355,313
206,664	Spark Infrastructure Group	292,304
515,183	Telstra	2,443,964
60,488	Thorn Group	114,514
17,644	Watpac	10,962
14,425	Western Areas	32,686
45,835	Woodside Petroleum	1,194,388
60,398	Woolworths	1,262,633
46,299	WorleyParsons	311,349
		14,454,198
	Austria — 0.4%
8,310	Atrium European Real Estate	38,650
917	Mayr Melnhof Karton	106,248
12,706	Oesterreichische Post	567,245
8,641	Raiffeisen Bank International (1)	126,217
30,430	UNIQA Insurance Group	287,410
2,553	Vienna Insurance Group	88,012
		1,213,782
	Belgium — 1.7%
17,415	Ageas	717,130
94,787	AGFA-Gevaert (1)	284,921
16,530	Anheuser-Busch InBev	1,966,993
2,642	Barco	174,733
19,275	Colruyt	935,447
1,276	EVS Broadcast Equipment	36,015
1,599	Gimv	78,937
32,839	Proximus	1,236,683
1,836	Sofina	211,922
359	Van de Velde	22,351
		5,665,132
	Bermuda — 0.1%
29,582	Lancashire Holdings	297,506

	Brazil — 0.8%
130,500	Ambev	737,504
20,500	Bematech	49,395
28,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	143,198
101,817	Cia Energetica de Minas Gerais ADR	279,997
11,600	EcoRodovias Infraestrutura e Logistica	23,309
13,600	Eternit	11,161
37,200	Grupo BTG Pactual	278,135
15,900	Helbor Empreendimentos	10,123
18,000	Mahle-Metal Leve	108,506
32,200	QGEP Participacoes	59,341
7,200	Totvs	73,915
44,200	Tractebel Energia	458,788
37,300	Transmissora Alianca de Energia Eletrica	226,592
53,300	Vale	277,089
11,000	Via Varejo	27,115
		2,764,168
	British Virgin Islands — 0.2%
45,639	Playtech	646,080

	Cambodia — 0.0%
170,000	NagaCorp	138,810

	Canada — 3.3%
38,500	BCE	1,584,627
3,900	Boardwalk REIT	171,644
4,500	Canfor Pulp Products	43,078
27,700	Celestica (1)	371,070

Shares		Value $

57,500	Centerra Gold	287,533
3,000	Cogeco Cable	167,886
33,500	Corus Entertainment Class B	359,885
24,500	Dominion Diamond	304,974
29,700	Finning International	516,403
36,400	Genworth MI Canada	861,399
47,700	IAMGOLD (1)	72,579
14,200	Magna International Class A	771,535
42,200	Medical Facilities	459,155
1,300	Morguard REIT	16,331
60,200	Nevsun Resources	193,325
12,600	Noranda Income Fund	29,481
9,400	North West	197,725
11,700	Open Text	531,033
30,400	Potash Corp. of Saskatchewan	827,031
7,100	Power Financial	188,432
31,100	Rogers Communications Class B	1,090,527
33,900	Shaw Communications Class B	719,291
64,100	Teck Resources Class B	471,983
3,300	Torstar Class B	11,027
28,500	Transcontinental Class A	320,553
5,300	Westshore Terminals Investment	117,075
10,410	Yellow Pages (1)	144,547
		10,830,129
	Chile — 0.3%
19,304	AFP Habitat	24,863
46,900	Enersis ADR	708,659
105,078	Inversiones Aguas Metropolitanas	151,498
		885,020
	China — 1.8%
110,000	361 Degrees International	38,453
135,500	Anhui Conch Cement Class H	421,236
1,462,000	Bank of China Class H	799,618
30,000	Baoye Group Class H	18,885
60,000	Chaoda Modern Agriculture Holdings (1)	2,786
207,000	China Child Care	23,231
701,000	China Construction Bank Class H	572,389
510,000	China Lumena New Materials (1)(2)(3)	—
27,500	China Shenhua Energy Class H	52,359
306,000	China Shineway Pharmaceutical Group	390,774
80,000	China Taifeng Beddings Holdings (1)(2)(3)	8,916
268,000	Dongfeng Motor Group Class H	308,714
1,038,000	Industrial & Commercial Bank of China Class H	715,003
304,000	Jiangsu Expressway Class H	379,201
17,000	Mindray Medical International ADR	463,930
213,000	Pacific Online	68,964
283,000	Pacific Textile Holdings	449,015
68,000	Qingling Motors Class H	21,841
44,000	SouFun Holdings ADR	293,480
122,000	Xingda International Holdings	29,744
1,128,100	Yangzijiang Shipbuilding Holdings	1,060,793
		6,119,332
	Colombia — 0.1%
30,600	Ecopetrol ADR	345,474

	Czech Republic — 0.4%
39,099	CEZ	946,271
1,538	Komercni Banka	343,857
		1,290,128
	Denmark — 0.3%
378	AP Moeller - Maersk Class B	643,643
10,119	Royal Unibrew	330,308
9,556	Spar Nord Bank	112,509
		1,086,460
	Finland — 3.1%
29,993	Elisa	1,010,264
68,454	Fortum	1,202,873
49,499	F-Secure	152,758
32,682	Kone Class B	1,369,676
2,932	Lassila & Tikanoja	57,188
23,524	Nokia	166,120
32,360	Nokian Renkaat	972,357
37,169	Orion Class B	1,552,416
26,671	Ramirent	210,605
32,293	Sampo Class A	1,595,960
7,670	Sanoma	28,051
37,004	Sponda	147,115
19,926	Tieto	509,891
30,019	Tikkurila	578,924
24,044	UPM-Kymmene	443,626
9,026	Wartsila Abp	414,553
		10,412,377
	France — 5.8%
4,294	Altamir	51,828
31,181	AXA	821,868
9,322	BNP Paribas	607,209
4,174	Boiron	462,993
454	Cegid Group	19,625
5,101	Christian Dior	1,057,410
7,182	Cie Generale des Etablissements Michelin	703,576
20,336	CNP Assurances	342,045
21,418	Credit Agricole	337,427
33,206	Edenred	828,381
5,120	Euler Hermes Group	534,189
2,168	Imerys	163,385

Shares		Value $

17,815	Legrand	1,096,636
2,593	LVMH Moet Hennessy Louis Vuitton	486,113
38,705	Metropole Television	782,568
12,958	Neopost	520,930
18,499	Peugeot (1)	370,675
20,517	Plastic Omnium	577,515
13,802	Publicis Groupe	1,044,995
9,436	Safran	713,602
20,718	Sanofi	2,229,163
2,051	Schneider Electric	143,237
8,189	Societe Generale	402,912
9,249	Technip	526,372
12,923	Thales	874,695
31,977	Total	1,582,976
10,873	UBISOFT Entertainment (1)	211,241
4,105	Valeo	547,760
7,833	Vinci	502,391
25,096	Vivendi	659,689
		19,203,406
	Gabon — 0.0%
272	Total Gabon	65,453

	Germany — 3.9%
2,545	Allianz	416,741
456	Amadeus Fire	44,777
5,126	Aurubis	306,646
17,255	BASF	1,488,545
1,505	Bijou Brigitte	86,875
896	Cewe Stiftung & KGAA	52,114
13,766	Commerzbank (1)	178,171
3,465	Continental	774,596
23,470	Deutsche Bank	825,345
6,236	Deutsche EuroShop	278,193
496	Duerr	40,855
81,827	E.ON	1,079,296
6,028	Hamburger Hafen und Logistik	115,887
5,861	HOCHTIEF	511,278
4,592	HUGO BOSS	553,739
2,542	Muenchener Rueckversicherungs- Gesellschaft in Muenchen	467,060
14,202	Siemens	1,519,805
24,713	Software	739,458
44,610	STADA Arzneimittel	1,716,466
3,582	STO & KGaA	558,618
21,814	Takkt	417,215
6,098	Talanx	194,920
16,963	Wincor Nixdorf	720,966
		13,087,566
	Greece (2)(3) — 0.1%
14,539	JUMBO	98,263
6,500	Metka	46,121
		144,384
	Guernsey — 0.1%
24,762	Tetragon Financial Group	262,725

	Hong Kong — 5.3%
606,000	Allied Properties HK	143,052
32,000	AMVIG Holdings	15,108
221,016	Asian Citrus Holdings (1)	34,946
323,000	Belle International Holdings	335,820
176,000	BOC Hong Kong Holdings	709,467
300,000	Bolina Holding	98,293
240,000	Champion REIT	133,122
922,000	Champion Technology Holdings (1)	18,672
15,000	Cheung Kong Infrastructure Holdings	130,510
700,000	China BlueChemical	227,545
36,000	China Lilang	38,822
82,000	China Mobile	1,073,617
148,000	CIMC Enric Holdings	103,474
36,000	CK Hutchison Holdings	534,499
92,500	CLP Holdings	785,718
609,000	CNOOC	754,936
810,000	CSI Properties	28,211
211,600	Dah Sing Banking Group	448,186
78,400	Dah Sing Financial Holdings	512,230
79,000	Dan Form Holdings	13,961
13,000	Dickson Concepts International	5,182
285,000	Emperor Entertainment Hotel	63,968
288,000	Emperor International Holdings	60,926
9,500	Fairwood Holdings	28,124
40,000	First Pacific	32,042
424,000	Giordano International	214,945
23,000	Goldlion Holdings	10,206
47,279	Great Eagle Holdings	164,665
704,000	Guangdong Investment	955,340
19,965	Henderson Land Development	131,859
28,000	HKR International	15,459
11,000	Hongkong & Shanghai Hotels	14,587
50,000	Hongkong Land Holdings	385,000
22,000	Hopewell Holdings	75,771
314,000	Huabao International Holdings	152,700
83,000	Hysan Development	355,456
92,000	Johnson Electric Holdings	312,114
107,000	Kerry Properties	399,578
17,000	Kowloon Development	21,490
501,000	Lai Sun Development	10,922
160,000	Lifestyle International Holdings	260,465
29,500	Link REIT	173,523
149,602	New World Development	180,820
361,000	PCCW	216,070

Shares		Value $

125,000	Peak Sport Products	30,314
135,500	Power Assets Holdings	1,276,818
63,000	Prosperity REIT	23,730
446,000	Real Nutriceutical Group	108,159
51,000	Regal REIT	14,342
402,000	Sa Sa International Holdings	180,457
110,000	Sands China	486,694
370,000	Shenguan Holdings Group	73,978
280,000	Sino Land	434,864
91,000	Sitoy Group Holdings	48,715
457,000	SJM Holdings	530,552
237,500	SmarTone Telecommunications Holdings	485,888
8,000	SOCAM Development (1)	5,542
20,000	Soundwill Holdings	32,661
9,000	Sun Hung Kai Properties	138,269
146,000	Sunlight REIT	74,391
56,000	Swire Pacific Class A	717,671
114,800	Swire Properties	369,472
41,000	TAI Cheung Holdings	36,122
23,000	Television Broadcasts	121,641
22,200	VTech Holdings	276,344
118,000	Wharf Holdings	748,887
125,000	Wheelock	647,388
56,000	Yue Yuen Industrial Holdings	182,036
242,000	Yuexiu Transport Infrastructure	159,517
		17,585,853
	Hungary — 0.0%
3,794	Wizz Air Holdings (1)(4)	97,701

	India — 0.2%
37,800	Infosys ADR	639,198

	Indonesia — 0.8%
4,385,000	Bank Bukopin	202,596
561,000	Indofood Sukses Makmur	252,974
1,837,000	Panin Financial (1)	37,073
1,175,500	Perusahaan Gas Negara	347,588
1,538,500	Perusahaan Perkebunan London Sumatra Indonesia	154,106
4,506,500	Telekomunikasi Indonesia Persero	979,420
343,800	United Tractors	513,381
1,244,500	Vale Indonesia	180,316
		2,667,454
	Ireland — 0.3%
51,186	Experian	960,012
3,548	Irish Bank Resolution (1)(2)(3)	—
17,066	Total Produce	24,178
		984,190
	Israel — 1.4%
4,471	Babylon	2,362
103,908	Bank Hapoalim (2)	577,735
89,744	Bank Leumi Le-Israel (1)(2)	391,393
397,654	Bezeq Israeli Telecommunication (2)	733,370
13,697	Cellcom Israel (1)(2)	85,068
34,267	Delek Automotive Systems	381,536
11,564	First International Bank of Israel (2)	165,916
92,811	Israel Chemicals (2)	642,277
152,563	Israel Discount Bank Class A (1)(2)	308,097
13,529	Ituran Location and Control (2)	346,334
6,386	Rami Levy Chain Stores Hashikma Marketing 2006 (2)	304,874
10,100	Teva Pharmaceutical Industries ADR	697,102
3,827	Union Bank of Israel (1)(2)	14,739
		4,650,803
	Italy — 2.2%
20,968	Atlantia	560,043
21,688	Autostrada Torino-Milano	292,972
13,864	Banca Popolare dell’Etruria e del Lazio SC (1)(2)(3)	6,924
174,447	Banca Popolare di Milano	188,904
4,098	Danieli & C Officine Meccaniche	86,142
3,362	Datalogic	49,071
915	Engineering	58,585
125,160	ENI	2,193,812
12,008	Immobiliare Grande Distribuzione SIIQ REIT	11,157
52,088	Mediobanca (1)	567,194
3,948	Pfeiffer Vacuum Technology	361,873
62,219	Recordati	1,550,453
5,212	Reply	589,580
4,630	Societa Cattolica di Assicurazioni	37,984
24,677	Societa Iniziative Autostradali e Servizi	289,715
23,194	Sogefi (1)	71,324
44,282	UniCredit	293,498
		7,209,231
	Japan — 14.6%
2,000	77 Bank	13,023
33,000	Achilles	41,005
11,400	ADEKA	147,358
800	Aichi Bank	44,862
13,000	Aichi Steel	56,957
6,700	Aisan Industry	61,737
16,100	Aisin Seiki	653,431
5,000	Akita Bank	15,371
2,300	Alpine Electronics	37,951
16,100	Amano	224,349
4,600	Amiyaki Tei	184,468
7,000	Amuse	228,749

Shares		Value $

1,300	Arakawa Chemical Industries	15,293
1,100	Arc Land Sakamoto	26,671
3,300	Asahi Broadcasting	25,269
17,000	Asahi Holdings	257,466
65,000	Asahi Kasei	494,154
19,800	Asante	309,298
7,300	Asax	95,774
19,000	Atsugi	17,783
56,000	Awa Bank	352,895
16,600	Bandai Namco Holdings	368,204
3,000	Bando Chemical Industries	12,684
17,000	Bank of Kochi	22,358
14,000	Bank of Kyoto	165,264
14,000	Bank of Nagoya	54,787
11,500	BML	358,172
19,500	Bridgestone	736,039
41,400	Brother Industries	572,555
12,000	Bunka Shutter	96,147
300	C Uyemura	15,952
56,100	Canon	1,797,952
1,000	Central Automotive Products	7,375
4,800	Central Japan Railway	841,215
8,100	Chiba Kogyo Bank	49,344
3,400	Chiyoda Integre	75,443
2,100	Chori	32,431
6,900	Chudenko	142,304
11,000	Chugoku Marine Paints	79,703
2,200	Cleanup	16,296
6,200	Comture	112,159
3,100	Corona Class A	31,116
3,900	CTS	24,419
7,000	Daihatsu Diesel Manufacturing	43,265
30,000	Daihatsu Motor (1)	426,514
13,000	Daiichi Jitsugyo	72,482
15,600	Daiichikosho	613,628
2,700	Daikoku Denki	38,953
1,800	Dainichi	10,791
31,000	Daishi Bank	133,820
4,000	Daishinku (1)	8,714
11,000	Daiwa Industries	72,425
82,000	Daiwa Securities Group (1)	637,620
7,100	DeNA (1)	141,215
3,800	Doshisha	70,521
72,600	Dynam Japan Holdings	112,941
6,000	Eidai	22,221
9,400	Elecom	214,341
14,300	FamilyMart	692,298
28,000	Fuji Kiko	142,784
2,400	Fuji Kosan	10,864
10,200	FUJIFILM Holdings	404,881
8,400	Fujikura Kasei	37,684
7,200	Fujimori Kogyo	201,880
1,600	Fujishoji	18,500
2,800	Fujitsu Frontech	43,310
30,000	Fujitsu General	426,272
1,100	FuKoKu	10,180
11,000	Fukushima Industries	219,228
1,700	Funai Electric (1)	18,929
14,400	Future Architect	89,234
1,200	Fuyo General Lease	50,349
2,400	Gendai Agency	13,362
2,500	Graphite Design	13,253
17,800	Gree (1)	104,702
3,800	G-Tekt	35,230
6,000	Gunma Bank	44,636
18,000	Gunze	48,945
54,000	Hachijuni Bank	419,591
2,000	Hagihara Industries	32,824
5,600	Happinet	59,192
25,500	Haseko	323,238
10,900	Hazama Ando	57,783
29,000	Heiwa	637,165
23,000	Higo Bank	142,155
2,800	HI-LEX	89,918
1,600	Hirano Tecseed	11,245
26,000	Hyakugo Bank	124,194
13,000	Hyakujushi Bank	43,741
5,800	Imasen Electric Industrial	58,311
6,000	Inaba Denki Sangyo	204,543
1,800	Infocom	18,663
67,300	Inpex	733,357
2,400	Intage Holdings	40,279
48,300	Isuzu Motors	669,540
13,000	ITOCHU	159,543
24,200	Itochu Enex	237,636
14,000	Iwatsu Electric (1)	10,280
36,400	Iyo Bank	463,462
22,800	J Trust	186,543
14,500	Japan Digital Laboratory	212,466
3,900	Japan Foundation Engineering	13,468
19,600	Japan Petroleum Exploration	614,403
22,000	Juroku Bank	90,354
26,900	JX Holdings	114,841
17,000	Kagoshima Bank	116,319
2,000	Kamei	18,719
86,000	Kanematsu	156,824
2,500	Kanematsu Electronics	39,658
5,400	Kato Sangyo	124,614
103,000	KDDI	2,618,320
3,100	Keihin	44,048
27,000	Keiyo Bank	136,378
22,800	Kimoto	53,534

Shares		Value $

2,000	Koatsu Gas Kogyo	10,877
2,300	Konaka	12,731
7,600	Konishi	144,598
7,400	Kuroda Electric	141,331
19,000	Kyodo Printing	52,891
16,000	Kyowa Exeo	194,941
28,100	Lawson	2,092,734
7,800	Lintec	168,417
23,000	Maeda Road Construction	422,939
900	Maezawa Kyuso Industries	11,568
10	MCUBS MidCity Investment Class A REIT	25,457
2,200	Megachips (1)	24,727
2,900	Meiko Network Japan	32,174
1,900	Melco Holdings	33,237
7,000	Mie Bank	15,476
34,800	Miraca Holdings	1,603,324
9,900	Mirait Holdings	113,670
2,300	Miroku Jyoho Service	16,832
3,100	Mitani	81,168
1,300	Mitani Sekisan	18,535
72,000	Mitsubishi Motors	612,902
91,900	Mitsubishi UFJ Financial Group	667,366
3,000	Mitsuboshi Belting	23,892
45,000	Mitsui	585,125
2,800	Mitsui High-Tec	17,690
21,000	Mitsui Sugar	90,652
2,500	Mixi (1)	108,323
11,000	Miyazaki Bank	35,591
197,700	Mizuho Financial Group	427,352
37,000	MTI	263,017
700	Nafco	11,635
5,400	Namura Shipbuilding	46,970
2,600	Natoco	22,615
11,600	Neturen	79,839
25,500	Nexon	349,986
42,900	NHK Spring	455,186
8,360	Nichirin	101,924
2,800	NIFTY	31,833
1,300	Nihon Eslead	13,248
11,900	Nihon Parkerizing	110,421
64,000	Nippon Electric Glass	310,873
6,000	Nippon Hume	37,423
7,000	Nippon Pillar Packing	61,621
13,000	Nippon Road	65,768
14,000	Nippon Seiki	280,034
28,600	Nippon Telegraph & Telephone	1,099,254
36,300	Nishimatsuya Chain	349,424
23,000	Nishi-Nippon City Bank	69,964
30,500	Nissin Kogyo	478,166
200	Nissin Sugar	4,696
8,000	Nittetsu Mining	37,633
11,900	Nitto Kogyo	263,186
9,500	Nittoc Construction	36,027
16,700	North Pacific Bank	73,438
94,800	NTT DoCoMo	1,999,876
17,000	Ogaki Kyoritsu Bank	60,903
13,000	Oita Bank	56,118
8,250	Okinawa Electric Power	206,358
1,500	Onoken	13,967
4,200	Oracle Japan (1)	176,899
53,100	ORIX	793,919
20,000	Otsuka Holdings	718,602
2,000	Pack	41,054
6,100	Pal	192,940
1,800	Plant	22,018
10,000	Rhythm Watch	13,717
2,800	Ricoh Leasing	89,240
11,000	Riken	41,627
9,000	Sakai Chemical Industry	29,265
700	Sakai Moving Service	32,929
8,000	San-Ai Oil	55,836
3,300	Sanei Architecture Planning	38,636
45,000	San-In Godo Bank	455,682
2,000	Sansha Electric Manufacturing	14,766
5,800	Sanyo Housing Nagoya	53,210
63,000	Sekisui Chemical	699,972
11,000	Sekisui Jushi	149,377
13,000	Shiga Bank	69,230
6,000	Shikoku Bank	12,975
17,000	Shikoku Chemicals	148,416
14,000	Shinagawa Refractories	32,759
19,000	Shin-Etsu Polymer	97,656
2,000	Shizuoka Bank	22,625
14,000	Showa	129,116
4,600	Sinko Industries	47,249
9,400	Sintokogio	80,700
1,000	SK Kaken	104,894
3,600	SNT	17,225
62,000	Sony Financial Holdings	1,186,122
5,200	Sumitomo Densetsu	70,027
6,100	Sumitomo Mitsui Financial Group	272,872
22,500	Sumitomo Rubber Industries	339,492
3,000	Suncall	16,291
6,000	T RAD	11,377
14,600	T&D Holdings	222,590
600	T&K Toka	11,106
800	Takamatsu Construction Group	16,622
21,000	Takara Standard	147,247
24,000	Takiron	103,409
8,000	Tayca	34,018
3,000	TBK	13,798

Shares		Value $

2,300	Techno Medica	55,043
15,000	Teikoku Sen-I Class I	213,499
1,100	TKC	31,686
10,500	Toagosei	81,672
7,000	Tochigi Bank	38,803
5,000	Toho Bank	21,947
1,800	Tokai	66,373
20,000	Tokai Rika	503,490
3,430	Token	224,451
2,000	Tokyo Energy & Systems	18,171
1,000	Tokyo TY Financial Group	31,791
2,200	TOMONY Holdings	9,763
4,900	Toppan Forms	66,541
6,000	Toppan Printing	52,237
35,000	Towa Bank	33,324
15,000	Toyo Kohan	67,898
9,300	Toyo Machinery & Metal (1)	34,668
3,700	Transcosmos (1)	97,922
16,000	Trend Micro (1)	586,114
24,700	TS Tech	697,543
13,600	Tsukada Global Holdings	85,922
4,300	Tsukuba Bank	14,052
6,000	TYK	10,215
6,700	Unipres	128,556
3,100	Utoc	13,807
7,000	Wakita	67,269
5,000	Watanabe Sato	12,022
700	YAMADA Consulting Group	22,084
4,000	Yamagata Bank	16,880
5,000	Yamaguchi Financial Group	66,850
2,000	Yamanashi Chuo Bank	9,166
22,900	Yamazen	192,904
1,000	Yellow Hat	20,309
15,000	Yodogawa Steel Works	62,815
3,000	Yuasa Trading	70,755
		48,570,874
	Kazakhstan — 0.0%
20,279	KCell JSC GDR	139,925

	Liechtenstein — 0.0%
183	VP Bank	15,908

	Luxembourg — 0.4%
7,711	RTL Group	701,539
42,118	Tenaris	531,482
		1,233,021
	Malaysia — 0.3%
48,400	Affin Holdings	32,018
242,600	AMMB Holdings	354,591
10,100	British American Tobacco Malaysia	178,259
8,900	Carlsberg Brewery Malaysia	29,089
164,000	IOI Properties Group	81,903
66,600	KLCCP Stapled Group	123,466
91,700	Padini Holdings	32,129
		831,455
	Malta — 0.0%
22,416	BGP Holdings (1)(2)(3)	1,142

	Mexico — 0.0%
800	Industrias Bachoco ADR	45,672
50,800	Urbi Desarrollos Urbanos (1)(2)(3)	—
		45,672
	Netherlands — 2.2%
40,148	Aegon	308,824
19,961	Arcadis	523,940
25,363	ArcelorMittal	230,081
12,609	Boskalis Westminster	616,298
15,444	Brunel International	302,845
46,381	Koninklijke Ahold	923,249
12,491	NN Group	385,414
100,795	RELX	1,679,289
2,906	SNS Reaal (1)(2)(3)	—
35,741	Unilever	1,601,896
19,719	Wolters Kluwer	653,590
		7,225,426
	New Zealand — 0.4%
123,320	Goodman Property Trust REIT	103,383
7,308	Skellerup Holdings	5,933
109,062	Sky Network Television	440,591
306,187	Spark New Zealand	598,258
136,321	Trade Me Group	305,757
		1,453,922
	Norway — 2.1%
78,836	Aker Solutions	314,053
21,521	Kongsberg Gruppen	359,629
138,931	Kvaerner	79,939
20,099	Salmar	317,413
113,902	Statoil	1,927,080
74,377	Storebrand (1)	299,932
63,894	Telenor	1,401,711
23,910	TGS Nopec Geophysical	504,342
59,711	Tomra Systems	529,972
25,941	Yara International	1,291,262
		7,025,333
	Philippines — 0.2%
356,500	Manila Water	194,483
1,207,200	Nickel Asia	278,209

Shares		Value $

2,500	Philippine Long Distance Telephone ADR	160,875
		633,567
	Poland — 0.7%
10,749	Bank Pekao	453,515
14,538	KGHM Polska Miedz	366,138
92,850	PGE Polska Grupa Energetyczna	436,177
525,543	Polskie Gornictwo Naftowe i Gazownictwo	876,346
88,521	Tauron Polska Energia	88,941
		2,221,117
	Portugal — 0.2%
130,733	Portucel	498,932
36,886	Redes Energeticas Nacionais	110,552
		609,484
	Russia — 1.1%
26,100	CTC Media (NASDAQ) (1)	49,068
57,682	Gazprom ADR	264,760
38,369	Globaltrans Investment GDR (1)	137,937
8,621	LUKOIL ADR	352,599
17,073	MegaFon PJSC GDR	211,705
55,143	MMC Norilsk Nickel ADR	852,511
50,600	Mobile TeleSystems ADR	414,920
22,075	Sistema JSFC GDR	187,417
110,930	Surgutneftegas OAO ADR	626,754
12,800	Tatneft OAO ADR	376,704
		3,474,375
	Singapore — 1.5%
14,100	Boustead Projects (1)	8,891
47,000	Boustead Singapore	41,112
379,000	Cache Logistics Trust REIT	298,371
297,600	CapitaLand Mall Trust REIT	433,867
115,000	CapitaLand Retail China Trust REIT	133,287
186,900	China Merchants Holdings Pacific	138,283
16,000	Far East Orchard	19,244
40,000	First REIT	41,112
138,900	Frasers Centrepoint Trust REIT	208,575
40,000	Frasers Commercial Trust REIT	42,425
2,200	Haw Par	14,144
30,000	Ho Bee Land	43,955
64,000	Hong Fok	39,188
11,000	Jardine Cycle & Carriage	236,943
103,000	Lippo Malls Indonesia Retail Trust REIT	26,654
425,100	Mapletree Industrial Trust REIT	472,557
507,000	Mapletree Logistics Trust REIT	410,227
19,000	Metro Holdings	12,603
81,000	Sabana Shari’ah Compliant Industrial REIT	48,712
238,000	SATS	652,316
375,000	Singapore Telecommunications	1,118,016
167,000	Starhill Global REIT	105,908
48,750	UMS Holdings	18,123
18,400	United Overseas Bank	297,759
49,000	UOL Group	239,312
		5,101,584
	South Africa — 2.2%
11,375	AECI	97,310
14,537	Astral Foods	191,793
24,760	Bidvest Group	602,645
225,917	Corporate Real Estate Fund Nominees Pty REIT	83,043
17,224	Kumba Iron Ore	147,851
15,860	Lewis Group	72,152
40,545	Liberty Holdings	455,762
186,319	Life Healthcare Group Holdings	550,993
135,050	MMI Holdings	314,399
86,924	MTN Group	1,449,850
99,506	Peregrine Holdings	259,340
39,743	PPC	70,719
38,857	Reunert	194,435
35,222	Sasol	1,221,748
187,093	Sibanye Gold	246,248
34,713	Truworths International	234,754
7,574	Tsogo Sun Holdings	14,309
93,888	Vodacom Group	1,087,743
3,806	Wilson Bayly Holmes-Ovcon	28,726
		7,323,820
	South Korea — 1.3%
490	Daechang Forging	20,979
2,597	Devsisters (1)	69,799
240	Dongil Industries	15,424
2,098	Dongyang E&P	23,846
5,220	e-LITECOM	83,866
2,829	Global & Yuasa Battery	96,222
482	GS Home Shopping	83,577
10,840	Hana Financial Group	270,039
4,420	Hankook Tire	153,358
7,810	Hanmi Semiconductor	68,746
10,710	Hanshin Machinery	21,738
1,427	Hyundai Home Shopping Network	149,389
7,810	Hyundai Hy Communications & Network	27,031
17,650	Industrial Bank of Korea	208,907
1,183	INTOPS	16,024
10,600	KB Financial Group	333,359
10,645	Kia Motors	399,364
2,920	KT&G	274,495
1,950	Kunsul Chemical Industrial	87,489

Shares		Value $

100	Mi Chang Oil Industrial	6,127
358	Samchully	38,243
2,856	Sammok S-Form	62,116
1,028	Samsung Electronics	1,041,046
520	Sebang	8,199
630	Sewon Precision Industry	13,514
12,060	Shinhan Financial Group	432,867
1,776	Silicon Works	51,528
33,793	Woori Bank	275,508
4,700	Yoosung Enterprise	18,175
1,493	Youngone Holdings	112,152
		4,463,127
	Spain — 0.7%
23,928	Abertis Infraestructuras	391,687
1,684	Baron de Ley (1)	167,098
825	Caja de Ahorros del Mediterraneo (1)(2)(3)	—
21,086	Cia de Distribucion Integral Logista Holdings	415,912
29,423	Duro Felguera	117,299
24,212	Faes Farma	67,408
1,142	Financiera Alba	53,404
11,534	Gas Natural SDG	250,621
13,000	Grupo Catalana Occidente	403,332
185,062	Mapfre	594,692
		2,461,453
	Sweden — 3.6%
24,372	AddTech Class B (1)	361,621
55,960	Alfa Laval	1,029,455
18,420	Atlas Copco Class A	503,485
34,381	Boliden	634,873
24,185	Clas Ohlson Class B	447,157
19,559	Electrolux	562,505
58,789	Industrivarden Class C	1,111,483
32,669	Intrum Justitia	1,111,467
1,008	Investment Oresund	20,214
42,818	Investor Class B	1,652,316
11,057	JM	292,871
19,175	Kinnevik Investment Class B	613,698
13,348	Medivir Class B (1)	141,576
13,380	Modern Times Group MTG Class B	379,682
7,378	Nolato Class B	181,312
29,086	SKF Class B	569,127
17,574	Swedish Match	538,419
216,144	TeliaSonera	1,314,140
20,788	Tethys Oil	123,498
23,694	Trelleborg Class B	409,514
		11,998,413
	Switzerland — 5.2%
7,089	ABB	144,010
315	Alpiq Holding	26,552
675	APG SGA	275,225
1,564	Autoneum Holding	323,062
4,066	Baloise Holding	518,401
64	Belimo Holding	146,042
1,885	Bucher Industries	459,204
6,682	Coltene Holding	480,249
19,994	Credit Suisse Group	589,288
590	Helvetia Holding	324,216
4,103	Implenia	246,273
397	Inficon Holding (1)	117,913
3,665	Kuehne + Nagel International	505,962
22,888	Logitech International	329,239
43	Metall Zug	116,144
32,084	Nestle	2,430,455
4,324	Pargesa Holding	291,086
8,067	Roche Holding	2,330,021
850	SGS	1,622,943
422	Sika	1,529,821
1,286	Swatch Group	553,767
11,031	Swiss Re	993,167
2,024	Swisscom	1,177,158
705	Syngenta	290,376
32,844	UBS Group	756,265
1,062	Valiant Holding	105,617
132	Vaudoise Assurances Holding	72,810
1,918	Zurich Insurance Group	584,153
		17,339,419
	Taiwan — 2.3%
16,000	104	71,964
52,000	Audix	52,294
25,000	Chaun-Choung Technology	49,570
135,220	Chicony Electronics	351,632
167,600	Chimei Materials Technology	107,764
103,000	China Life Insurance	103,909
27,000	CviLux	27,580
76,420	Cyberlink	171,858
40,000	Draytek	33,195
34,000	Dynacolor	51,800
133,000	Everlight Electronics	175,668
148,000	Formosan Rubber Group	102,428
245,000	Fubon Financial Holding	446,985
15,000	Global Mixed Mode Technology	28,744
25,000	Grape King Bio	167,873
141,000	Greatek Electronics	133,982
31,000	Holtek Semiconductor	45,167
75,000	ITEQ	44,185
2,000	KD Holding	10,579
64,000	Kinsus Interconnect Technology	125,683
49,245	Lite-On Technology	54,125
65,000	Lumax International	87,912

Shares		Value $

26,000	MediaTek	273,411
26,000	Mercuries & Associates Holding	15,441
48,300	Mirle Automation	39,623
85,000	New Era Electronics	52,635
66,000	Novatek Microelectronics	239,361
16,000	Pegatron	45,003
39,000	Phison Electronics	281,029
40,000	Polytronics Technology	80,072
28,000	Portwell	31,351
35,017	Radiant Opto-Electronics	104,259
3,841	Raydium Semiconductor	5,694
145,470	Realtek Semiconductor	286,134
62,000	Shin Zu Shing	162,013
56,000	Sigurd Microelectronics	38,490
78,000	Simplo Technology	321,176
5,565	Sinmag Equipment	30,670
32,000	Sirtec International	50,577
71,000	Sitronix Technology	174,287
59,000	Sonix Technology	68,117
162,000	Taiwan Cement	175,487
33,000	Taiwan Secom	99,194
69,000	Taiwan Semiconductor	54,747
55,400	Taiwan Semiconductor Manufacturing ADR	1,224,894
66,612	Taiwan Surface Mounting Technology	57,600
93,302	Test Research	164,608
32,000	Thinking Electronic Industrial	39,935
106,000	Transcend Information	315,937
94,000	TXC	101,528
42,000	United Integrated Services	41,506
106,000	Win Semiconductors	113,482
40,000	Yageo	57,013
701,000	Yuanta Financial Holding	333,054
27,000	YungShin Global Holding	41,948
50,000	Zippy Technology	54,480
		7,619,653
	Thailand — 0.9%
61,100	Bangkok Bank	287,774
147,200	BEC World	150,353
13,300	Delta Electronics Thai	30,378
83,100	Delta Electronics Thai NVDR	189,802
251,500	Hana Microelectronics NVDR	231,912
6,100	PTT	56,422
56,200	PTT NVDR	519,824
5,500	PTT Exploration & Production	14,591
256,800	PTT Exploration & Production NVDR	681,254
833,000	Thai Beverage	458,443
89,100	Total Access Communication	177,593
74,800	TTW (1)	24,406
668,100	TTW NVDR	217,993
		3,040,745
	Turkey — 0.9%
126,900	Adana Cimento Sanayii Class C	31,140
7,670	Akcansa Cimento	43,455
47,219	Cimsa Cimento Sanayi VE Ticaret	269,229
238,570	Enka Insaat ve Sanayi	432,183
237,167	Eregli Demir ve Celik Fabrikalari	356,037
100,373	Gubre Fabrikalari	276,369
22,963	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim (1)	20,799
20,787	Koza Altin Isletmeleri	174,406
183,203	Soda Sanayii	300,810
25,826	TAV Havalimanlari Holding	196,647
152,760	Turk Telekomunikasyon	379,268
85,779	Turkcell Iletisim Hizmetleri	393,127
		2,873,470
	United Kingdom — 16.1%
23,166	Admiral Group	535,783
59,400	Alent	440,618
125,711	Amlin	1,002,194
43,858	Anglo American	555,596
17,884	Anglo American (South African Shares)	226,012
142,962	Ashmore Group	594,531
32,497	AstraZeneca	2,192,349
81,789	BAE Systems	613,338
219,991	Barclays	992,682
165,417	Beazley	872,873
11,419	Bellway	429,940
6,588	Berendsen	105,247
9,396	Berkeley Group Holdings	494,341
76,203	BHP Billiton	1,407,200
213,439	BP	1,318,099
10,762	British American Tobacco	638,813
106,804	BT Group Class A	774,656
109,926	Cairn Energy (1)	277,068
23,835	Carillion	128,713
156,612	Centrica	651,786
66,213	Chesnara	350,013
1,381	Clarkson	59,609
150,292	Cobham	613,279
2,753	Computacenter	32,652
48,531	Dart Group	338,016
69,621	Debenhams	95,513
24,371	Diploma	282,968
5,596	Dunelm Group	78,214
56,901	Electrocomponents	177,096
62,112	Fenner	161,985
5,341	Galliford Try	148,048
29,212	Gem Diamonds	58,392
115,508	GlaxoSmithKline	2,518,141
13,104	Go-Ahead Group	521,827
152,076	Highland Gold Mining	103,308

Shares		Value $

129,682	Home Retail Group	330,711
169,212	HSBC Holdings	1,531,853
71,200	HSBC Holdings (Hong Kong Shares)	640,151
21,471	Hunting	172,177
11,265	Imperial Tobacco Group	591,969
274,531	Indivior	1,130,964
18,754	Intertek Group	716,656
90,699	ITE Group	261,325
18,930	James Halstead	121,204
3,290	John Menzies	26,434
57,235	John Wood Group	559,077
401,019	KCOM Group	591,806
23,858	Keller Group	394,187
616,739	Legal & General Group	2,510,875
59,979	Marks & Spencer Group	509,543
31,948	Millennium & Copthorne Hotels	278,394
36,655	Mitie Group	184,320
51,996	Moneysupermarket.com Group	238,158
50,611	N Brown Group	251,652
5,448	Next	679,777
5,577	Novae Group	63,099
15,262	PayPoint	238,815
26,955	Persimmon	861,668
31,974	Phoenix Group Holdings	425,920
32,370	Polyus Gold International	89,222
52,756	Premier Farnell	111,716
110,374	QinetiQ Group	408,850
16,499	Reckitt Benckiser Group	1,584,327
63,724	RELX	1,112,570
41,796	Rio Tinto	1,622,952
50,102	Rolls-Royce Holdings	621,238
142,910	Rotork	477,371
175,450	Royal Bank of Scotland Group (1)	937,596
39,645	Royal Dutch Shell Class A	1,139,171
39,422	Royal Dutch Shell Class A (Amsterdam Shares)	1,133,468
149,852	Royal Mail	1,181,780
106,387	Sage Group	865,583
33,772	Sky	601,235
36,712	Smiths Group	647,269
150,420	Soco International	371,146
278,896	South32 (1)	356,051
26,448	Spectris	806,636
104,290	Stagecoach Group	636,798
47,015	Subsea 7 (1)	411,819
18,138	Ultra Electronics Holdings	494,274
45,145	Unilever	2,049,450
29,374	Weir Group	705,049
16,858	WH Smith	416,218
146,430	William Hill	925,892
6,809	WPP	156,309
25,356	WS Atkins	622,466
3,706	Zytronic	17,420
		53,605,511
	TOTAL COMMON STOCK (Cost $318,113,379)	312,054,976

	PREFERRED STOCK — 0.7%
	Brazil — 0.4%
36,700	AES Tiete	194,757
53,700	Banco do Estado do Rio Grande do Sul	154,954
164,582	Itausa - Investimentos Itau	399,925
60,800	Vale Class A	258,013
58,200	Vale Class B ADR	249,678
		1,257,327
	Germany — 0.3%
19,707	ProSiebenSat.1 Media	1,007,491

	TOTAL PREFERRED STOCK (Cost $3,422,338)	2,264,818

	INVESTMENT COMPANIES — 0.5%
	Guernsey — 0.1%
163,008	HSBC Infrastructure	387,951

	Switzerland — 0.4%
3,770	BB Biotech	1,221,163

	TOTAL INVESTMENT COMPANIES (Cost $1,211,855)	1,609,114

	WARRANT (1) — 0.0%
	Hong Kong — 0.0%
3,166	Sun Hung Kai Properties Expires 04/22/16 (Cost $—)	8,556

	TOTAL INVESTMENTS — 95.1% (Cost $322,747,572)*	315,937,464

	OTHER ASSETS LESS LIABILITIES — 4.9%	16,305,249

	NET ASSETS — 100%	$332,242,713

(1)              Denotes non-income producing security.

(2)              Security is fair valued.

(3)              Security considered illiquid. On July 31, 2015 the value of the securities amounted to $161,366, representing 0.1% of the total net assets of the Fund.

(4)              Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $97,701, representing 0.0% of the net assets of the Fund.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $322,747,572, and the unrealized appreciation and depreciation were $22,332,672 and $(29,142,780), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
MINI MSCI EAFE	125	Sep-2015	$(72,408)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNP Paribas	08/13/15	TRY	1,907,100	USD	703,632	$17,242
Citigroup Global Markets	08/13/15	TRY	1,982,200	USD	726,915	13,495
HSBC	08/13/15	TRY	1,626,700	USD	609,092	23,621
State Street Bank	08/13/15	GBP	3,337,233	USD	5,136,002	(75,233)
UBS Securities	08/13/15	EUR	2,124,176	USD	2,345,793	12,649
UBS Securities	08/13/15	USD	1,915,640	GBP	1,227,400	999
						$(7,227)

ADR — American Depositary Receipt

EAFE — Europe, Australasia and Far East

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 90.8%
	Brazil — 4.7%
33,100	Ambev	187,060
700	Bematech	1,687
5,500	Cia de Concessoes Rodoviarias	24,448
23,761	Cia Energetica de Minas Gerais ADR	65,343
10,900	Cia Hering	37,820
2,600	Cia Paranaense de Energia ADR	26,416
3,100	EcoRodovias Infraestrutura e Logistica	6,229
5,600	Eternit	4,596
1,926	Ez Tec Empreendimentos e Participacoes	7,678
22,700	Grupo BTG Pactual	169,722
1,100	M Dias Branco (1)	24,673
9,900	Mahle-Metal Leve	59,678
10,400	Natura Cosmeticos	76,908
32,000	Odontoprev	103,833
3,300	Petroleo Brasileiro ADR (1)	22,440
3,500	Smiles	56,058
8,800	TOTVS	90,340
7,923	Tractebel Energia	82,239
13,300	Transmissora Alianca de Energia Eletrica	80,796
12,200	Vale	63,424
		1,191,388
	Chile — 1.8%
81,261	AFP Habitat	104,660
75,619	Empresa Nacional de Electricidad	103,128
13,100	Enersis ADR	197,941
1,173	Forus	3,426
2,500	Sociedad Quimica y Minera de Chile ADR	33,775
		442,930
	China — 11.0%
32,000	361 Degrees International	11,186
87,000	Agricultural Bank of China Class H	39,279
62,500	Anhui Conch Cement Class H	194,297
500	Baidu ADR (1)	86,330
426,000	Bank of China Class H	232,994
59,000	Bank of Communications Class H	51,905
16,000	Baoye Group Class H	10,072
23,000	Changshouhua Food	14,894
135,000	China Child Care	15,150
290,000	China Construction Bank Class H	236,794
108,000	China Creative Home Group	14,210
322,000	China Lumena New Materials (1)(2)(3)	—
10,500	China Merchants Bank Class H	27,156
33,500	China Shenhua Energy Class H	63,782
91,000	China Shineway Pharmaceutical Group	116,211
90,000	Consun Pharmaceutical Group	66,870
176,000	Dongfeng Motor Group Class H	202,737
9,500	Great Wall Motor Class H	31,433
14,000	Haitian International Holdings	29,003
18,000	Harbin Electric Class H	11,493
10,500	Hengan International Group	117,362
104,000	HOSA International	54,601
357,000	Industrial & Commercial Bank of China Class H	245,912
96,000	Jiangsu Expressway Class H	119,748
2,500	Mindray Medical International ADR	68,225
230	NetEase ADR	31,885
7,000	On-Bright Electronics	34,145
121,000	Pacific Online	39,177
89,000	Peak Sport Products	21,583
5,000	Ping An Insurance Group of China Class H	28,766
39,500	Sinopec Engineering Group Class H	32,355
26,500	SOHO China	16,681
10,700	SouFun Holdings ADR	71,369
13,100	Tencent Holdings	244,517
88,000	Weichai Power Class H	132,131
17,500	Weiqiao Textile Class H	9,120
55,000	Xingda International Holdings	13,409
30,000	Zhejiang Expressway Class H	34,557
		2,771,339
	Colombia — 0.5%
11,690	Cemex Latam Holdings (1)	51,306
5,500	Ecopetrol ADR	62,095
		113,401
	Czech Republic — 1.6%
8,965	CEZ	216,971
5,807	Fortuna Entertainment Group (1)	18,362
720	Komercni Banka	160,973
		396,306
	Egypt — 1.4%
4,304	Alexandria Mineral Oils (2)	21,081
22,270	Commercial International Bank (2)	160,598
1,944	Eastern Tobacco	52,858
3,380	Egyptian International Pharmaceutical Industrial (2)	37,290
452,811	Orascom Telecom Media And Technology Holding SAE (1)(2)	50,588
37,807	Telecom Egypt	38,579
		360,994
	Greece (2)(3) — 0.4%
1,656	Athens Water Supply & Sewage	8,809
1,630	JUMBO	11,016
1,189	Metka	8,437

Shares		Value $

8,333	OPAP	59,279
		87,541
	Hong Kong — 7.7%
8,000	Agile Property Holdings	4,613
162,000	Belle International Holdings	168,430
9,500	Biostime International Holdings	17,818
74,000	Bolina Holding	24,246
5,000	China Animal Healthcare (1)(2)(3)	2,918
202,000	China BlueChemical	65,663
136,000	China Lesso Group Holdings	106,662
46,000	China Lilang	49,606
46,000	China Medical System Holdings	61,117
18,000	China Merchants China Direct Investments	32,460
20,000	China Mobile	261,858
50,000	China Resources Cement Holdings	26,057
46,000	CIMC Enric Holdings	32,161
79,000	CITIC	141,444
133,000	CNOOC	164,871
4,000	Fuguiniao Class H	6,945
55,000	Geely Automobile Holdings	23,129
25,000	Goldlion Holdings	11,093
26,000	Goldpac Group	16,098
164,000	Guangdong Investment	222,551
103,000	Huabao International Holdings	50,090
33,000	Longfor Properties	47,165
100,000	Real Nutriceutical Group	24,251
198,000	Shenguan Holdings Group	39,588
140,000	Sino Biopharmaceutical	162,352
14,000	Skyworth Digital Holdings	10,709
209,000	Universal Health International Group Holding	89,237
100,000	Yuexiu Transport Infrastructure	65,916
		1,929,048
	Hungary — 0.4%
5,076	OTP Bank	104,247

	India — 1.3%
5,900	ICICI Bank ADR	59,413
15,700	Infosys ADR	265,487
		324,900
	Indonesia — 5.4%
213,800	Astra International	105,102
708,600	Bank Bukopin	32,739
26,300	Bank Central Asia	25,469
69,300	Bank Mandiri	48,796
130,700	Bank Negara Indonesia Persero	45,990
941,500	Bank Pembangunan Daerah Jawa Timur	32,363
240,700	Bank Rakyat Indonesia Persero	177,934
14,500	Indo Tambangraya Megah	10,424
75,400	Indocement Tunggal Prakarsa	111,616
60,400	Panin Financial (1)	1,219
512,600	Perusahaan Gas Negara	151,573
418,000	Perusahaan Perkebunan London Sumatra Indonesia	41,870
189,900	Semen Indonesia Persero	141,784
1,173,000	Telekomunikasi Indonesia Persero	254,934
101,000	United Tractors	150,819
147,000	Vale Indonesia	21,299
		1,353,931
	Kazakhstan — 0.1%
1,873	KazMunaiGas Exploration Production JSC GDR	16,501
2,597	KCell JSC GDR	17,920
		34,421
	Malaysia — 1.7%
13,100	A & M Realty	3,494
36,200	Affin Holdings	23,947
74,200	AMMB Holdings	108,453
11,600	Astro Malaysia Holdings	9,311
41,020	Berjaya Auto	27,886
7,151	Berjaya Sports Toto	6,226
3,700	British American Tobacco Malaysia	65,303
15,600	Carlsberg Brewery Malaysia	50,987
19,500	DiGi.com	27,533
18,800	Guinness Anchor	69,803
4,000	Hong Leong Financial Group	16,588
7,600	KLCCP Stapled Group	14,089
24,750	OSK Holdings	11,649
		435,269
	Mexico — 0.8%
11,500	Gentera	19,799
200	Grupo Aeroportuario del Sureste ADR	29,922
17,000	Grupo Industrial Maseca Class B	23,845
51,200	Kimberly-Clark de Mexico Class A	118,876
		192,442
	Morocco — 0.9%
195	Ciments du Maroc	25,785
16,650	Maroc Telecom	198,317
		224,102
	Philippines — 1.3%
41,900	Aboitiz Power	40,036
75,000	Manila Water	40,915
206,000	Metro Pacific Investments	21,845

Shares		Value $

357,200	Nickel Asia	82,320
2,000	Philippine Long Distance Telephone ADR	128,700
		313,816
	Poland — 2.3%
1,414	Asseco Poland	21,618
5,525	Bank Pekao	233,107
5,431	KGHM Polska Miedz	136,779
3,686	MCI Management (1)	12,762
101,128	Polskie Gornictwo Naftowe i Gazownictwo	168,632
		572,898
	Qatar — 0.2%
1,216	Industries Qatar (2)	45,154

	Russia — 4.1%
10,600	CTC Media (NASDAQ) (1)	19,928
19,897	Gazprom ADR	91,327
1,690	Gazprom Neft OAO ADR	19,351
10,609	Globaltrans Investment GDR (1)	38,139
2,424	LSR Group PJSC GDR	5,321
3,180	LUKOIL ADR	130,062
5,281	MegaFon PJSC GDR	65,485
15,346	MMC Norilsk Nickel ADR	237,249
9,300	Mobile TeleSystems ADR	76,260
391	NovaTek GDR	39,002
2,898	Rostelecom PJSC ADR	23,445
24,100	Surgutneftegas OAO ADR	135,658
4,365	Tatneft OAO ADR	128,462
1,644	Yandex Class A (1)	22,868
		1,032,557
	South Africa — 12.7%
843	AECI	7,212
5,992	African Rainbow Minerals	33,019
403	Anglo American Platinum (1)	8,390
10,012	Bidvest Group	243,686
14,869	Coronation Fund Managers	91,093
47,837	FirstRand	207,000
35,394	Growthpoint Properties REIT	77,557
10,899	Kumba Iron Ore	93,557
8,146	Lewis Group	37,059
12,845	Liberty Holdings	144,389
59,810	Life Healthcare Group Holdings	176,873
33,159	MMI Holdings	77,195
2,524	Mr Price Group	50,319
15,706	MTN Group	261,968
5,582	Peregrine Holdings	14,548
26,367	Rand Merchant Insurance Holdings	92,439
5,592	Reunert	27,982
24,125	RMB Holdings	130,349
4,059	SABMiller	212,245
45,389	Sanlam	239,750
1,635	Santam	27,659
7,422	Sasol	257,447
29,605	Sibanye Gold	38,966
7,207	Standard Bank Group	86,756
4,549	Tiger Brands	102,442
19,346	Truworths International	130,831
15,297	Tsogo Sun Holdings	28,900
23,904	Vodacom Group	276,941
3,412	Woolworths Holdings	26,786
		3,203,358
	South Korea — 9.8%
682	AMOREPACIFIC Group	113,361
147	Asia Paper Manufacturing	2,720
464	AtlasBX	14,136
650	BNK Financial Group	7,638
179	Cell Biotech	9,331
145	CJ O Shopping	25,167
240	Daechang Forging	10,276
5,360	DGB Financial Group	51,303
646	Dongyang E&P	7,342
827	e-LITECOM	13,287
841	Global & Yuasa Battery	28,605
2,446	Grand Korea Leisure	62,919
438	GS Home Shopping	75,948
2,428	Halla Visteon Climate Control	75,424
1,006	Hana Financial Group	25,061
4,318	Hankook Tire	149,819
627	Hyundai Engineering & Construction	18,432
903	Hyundai Home Shopping Network	94,533
4,000	Hyundai Hy Communications & Network	13,844
782	Hyundai Motor	99,575
1,111	Hyundai Wia	101,591
2,230	Industrial Bank of Korea	26,394
535	INTOPS	7,247
3,989	Kangwon Land	145,392
2,587	KB Financial Group	81,358
5,406	Kia Motors	202,814
800	KT&G	75,204
2,255	Kumho Tire (1)	13,008
860	Kunsul Chemical Industrial	38,585
252	Kwangju Bank (1)	1,637
55	LG Chem	11,751
198	Medy-Tox	90,070
1,208	Samsung Climate Control	10,840
240	Samsung Electronics	243,046
479	Samsung Electronics GDR	242,853

Shares		Value $

636	Samsung Life Insurance	58,157
2,568	Shinhan Financial Group	92,173
473	Silicon Works	13,723
23	Taekwang Industrial	23,882
6,058	Woori Bank	49,390
375	Youngone Holdings	28,169
		2,456,005
	Taiwan — 10.8%
4,000	Asustek Computer	36,108
3,000	Boardtek Electronics	2,950
2,000	Chaun-Choung Technology	3,966
70,000	China Life Insurance	70,617
13,000	China Steel Chemical	47,559
13,000	Chipbond Technology	19,559
35,000	ChipMOS TECHNOLOGIES	32,814
5,000	Cleanaway	24,072
26,000	Coretronic	20,588
15,000	Cyberlink	33,733
9,000	Delta Electronics	44,328
17,000	Draytek	14,108
21,000	DYNACOLOR	31,994
6,000	Elite Advanced Laser	21,665
37,000	Everlight Electronics	48,870
22,000	FLEXium Interconnect	73,516
10,532	Flytech Technology	38,196
24,000	Formosan Rubber Group	16,610
16,000	Foxconn Technology	48,651
20,000	Fubon Financial Holding	36,489
1,000	GeoVision	2,607
10,000	Grape King Bio	67,149
34,000	Greatek Electronics	32,308
4,000	KD Holding	21,158
2,000	King Slide Works	23,122
27,000	King’s Town Bank	22,577
20,000	Kinsus Interconnect Technology	39,276
14,000	Lumax International	18,935
13,000	MediaTek	136,706
12,000	Microlife	28,697
9,000	New Era Electronics	5,573
31,000	Novatek Microelectronics	112,427
29,000	Pegatron	81,567
9,000	Phison Electronics	64,853
19,000	Polytronics Technology	38,034
15,000	Portwell	16,795
16,000	President Chain Store	116,307
21,540	Radiant Opto-Electronics	64,133
2,608	Raydium Semiconductor	3,866
28,000	Realtek Semiconductor	55,075
2,000	Richtek Technology	10,357
1,000	Senao Networks	7,412
21,000	Sigurd Microelectronics	14,434
16,000	Simplo Technology	65,882
7,632	Sinmag Equipment	42,062
16,000	Sirtec International	25,289
2,000	St. Shine Optical	26,036
30,000	Taiwan Mobile	99,298
31,465	Taiwan Secom	94,580
60,000	Taiwan Semiconductor Manufacturing	265,113
11,600	Taiwan Semiconductor Manufacturing ADR	256,476
7,644	Taiwan Surface Mounting Technology	6,610
7,720	Test Research	13,620
32,000	Thinking Electronic Industrial	39,935
20,000	Transcend Information	59,611
15,000	Tripod Technology	23,566
9,000	Yageo	12,828
6,000	Yung Chi Paint & Varnish Manufacturing	15,774
19,000	Yungtay Engineering	29,880
		2,726,321
	Thailand — 5.5%
28,000	Advanced Info Service NVDR	198,610
24,800	Bangkok Bank	116,805
33,300	BEC World	34,013
52,400	BEC World NVDR	53,523
7,100	Bumrungrad Hospital	41,095
41,800	Delta Electronics Thai	95,472
16,300	Delta Electronics Thai NVDR	37,229
58,000	Hana Microelectronics NVDR	53,483
33,400	Kasikornbank NVDR	168,682
87,300	MK Real Estate Development	11,889
6,900	PTT	63,822
9,800	PTT NVDR	90,645
11,100	PTT Exploration & Production	29,447
36,900	PTT Exploration & Production NVDR	97,890
221,000	Thai Beverage	121,628
62,300	Total Access Communication	124,176
76,300	TTW (1)	24,896
78,900	TTW NVDR	25,744
		1,389,049
	Turkey — 3.6%
14,147	Akcansa Cimento	80,151
77,034	Enka Insaat ve Sanayi	139,551
105,542	Eregli Demir ve Celik Fabrikalari	158,441
6,656	Gubre Fabrikalari	18,327
9,927	Koza Altin Isletmeleri	83,289
24,806	Koza Anadolu Metal Madencilik Isletmeleri (1)	23,185
12,654	Soda Sanayii	20,777

Shares/
Principal
Amount ($)		Value $

7,525	TAV Havalimanlari Holding	57,298
63,939	Turk Telekomunikasyon	158,746
38,147	Turkcell Iletisim Hizmetleri	174,828
		914,593

	United Arab Emirates (2) — 0.4%
15,456	Abu Dhabi Commercial Bank PJSC	34,752
48,736	Air Arabia	21,247
20,166	Dubai Islamic Bank PJSC	41,086
4,010	National Bank of Abu Dhabi PJSC	11,674
		108,759

	United Kingdom — 0.4%
7,911	Anglo American	99,977
	TOTAL COMMON STOCK
	(Cost $26,016,403)	22,824,746

	PREFERRED STOCK — 2.9%
	Brazil — 2.7%
9,900	AES Tiete	52,537
31,300	Banco do Estado do Rio Grande do Sul	90,318
21,000	Bradespar	59,738
2,100	Cia Brasileira de Distribuicao	45,650
10,800	Cia Energetica de Sao Paulo	59,804
4,100	Eucatex Industria e Comercio	3,652
79,273	Itausa - Investimentos Itau	192,629
8,700	Metalurgica Gerdau Class A	8,817
8,400	Petroleo Brasileiro (1)	25,809
15,400	Vale Class A	65,352
16,000	Vale Class A ADR	68,640
		672,946

	South Korea — 0.2%
609	Hyundai Motor	53,606
	TOTAL PREFERRED STOCK (Cost $1,171,580)	726,552

	WARRANT (1) — 0.0%
	Malaysia — 0.0%
	CB Industrial Product Holding Expires
10,566	11/06/2019 (Cost $—)	1,077

	U.S. TREASURY OBLIGATION (4) — 1.2%
	United States Treasury Bill
293,000	0.006%, 09/24/2015 (Cost $292,998)	292,978

TOTAL INVESTMENTS — 94.9% (Cost $27,480,981)*	23,845,353
OTHER ASSETS LESS LIABILITIES — 5.1%	1,298,211

NET ASSETS — 100%	$25,143,564

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On July 31, 2015 the value of the securities amounted to $90,459, representing 0.4% of the total net assets of the Fund.

(4)         Zero Coupon Security — rate reported is the effective yield at time of purchase.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $27,480,981, and the unrealized appreciation and depreciation were $986,491 and $(4,622,119), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
SGX S&P CNX Nifty Index	90	Aug-2015	$6,050

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	08/13/15	ZAR	12,888,080	USD	1,024,254	$7,860
Deutsche Bank Securities	08/26/15	USD	1,443,175	INR	92,940,445	(1,010)
Goldman Sachs	08/26/15	THB	17,351,846	USD	494,947	3,128
JPMorgan	08/13/15	TRY	1,990,122	USD	735,870	20,444
						$30,422

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

INR — Indian Rupee

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS — 52.4%
	Consumer Discretionary — 3.5%
	Ford Motor Credit LLC
460,000	5.000%, 05/15/18	494,207
1,250,000	1.724%, 12/06/17	1,243,505
325,000	1.700%, 05/09/16	325,989
710,000	1.223%, 01/09/18 (1)	711,052
	General Motors Financial
95,000	4.750%, 08/15/17	99,593
355,000	3.500%, 07/10/19	361,107
	George Washington University
205,000	3.485%, 09/15/22	210,151
	Home Depot
1,005,000	2.625%, 06/01/22	994,828
	Men’s Wearhouse
260,000	7.000%, 07/01/22	278,200
	Signet UK Finance
245,000	4.700%, 06/15/24	250,755
	Sirius XM Radio (2)
175,000	5.375%, 04/15/25	175,000
	Target
245,000	6.000%, 01/15/18	271,597
	TEGNA (2)
420,000	5.500%, 09/15/24	423,150
	Tesco (2)
248,000	6.150%, 11/15/37	247,158
	VTR Finance BV (2)
400,000	6.875%, 01/15/24	408,000
		6,494,292
	Consumer Staples — 2.1%
	Altria Group
469,000	9.950%, 11/10/38	769,739
285,000	4.000%, 01/31/24	294,018
	Kraft Heinz Foods (2)
360,000	5.200%, 07/15/45	379,260
775,000	3.500%, 07/15/22	782,712
	Marfrig Holding Europe BV (2)
215,000	6.875%, 06/24/19	198,338
	Reynolds American
110,000	7.250%, 06/15/37	133,912
455,000	5.850%, 08/15/45	491,025
329,000	5.700%, 08/15/35	348,786
	Tyson Foods
456,000	4.875%, 08/15/34	467,794
		3,865,584
	Energy — 9.2%
	Chesapeake Energy (1)
130,000	3.539%, 04/15/19	109,850
	ConocoPhillips (1)
2,000,000	0.606%, 05/15/18	2,000,804
	Continental Resources
1,392,000	5.000%, 09/15/22	1,327,620
	Crestwood Midstream Partners (2)
275,000	6.250%, 04/01/23	277,750
	Devon Energy
883,000	5.000%, 06/15/45	857,051
	Ecopetrol
550,000	5.375%, 06/26/26	534,325
	Energy Transfer Partners
615,000	4.150%, 10/01/20	631,567
	Ensco
1,054,000	5.750%, 10/01/44	920,492
515,000	5.200%, 03/15/25	490,313
685,000	4.700%, 03/15/21	673,967
375,000	4.500%, 10/01/24	344,266
	Enterprise Products Operating LLC
175,000	4.950%, 10/15/54	161,148
501,000	4.850%, 03/15/44	470,421
	EOG Resources
66,000	2.625%, 03/15/23	63,715
	Kinder Morgan
860,000	4.300%, 06/01/25	818,670
	Kinder Morgan Energy Partners
390,000	4.250%, 09/01/24	370,821
	Marathon Petroleum
625,000	5.000%, 09/15/54	568,020
	Noble Energy
95,000	6.000%, 03/01/41	97,907
1,545,000	4.150%, 12/15/21	1,598,962
	Petrobras Global Finance BV
635,000	6.850%, 06/05/15	514,782
	Petroleos Mexicanos MTN (2)
170,000	4.500%, 01/23/26	167,110
	Phillips 66
378,000	5.875%, 05/01/42	416,222
1,001,000	4.650%, 11/15/34	990,474
535,000	4.300%, 04/01/22	564,476

Principal Amount †		Value $

	Phillips 66 Partners
235,000	3.605%, 02/15/25	217,968
	Plains All American Pipeline
70,000	4.700%, 06/15/44	64,913
	Sabine Pass Liquefaction LLC (2)
435,000	5.625%, 03/01/25	430,106
	Seventy Seven Operating LLC
255,000	6.625%, 11/15/19	186,788
	Suncor Energy
330,000	6.500%, 06/15/38	404,974
	Targa Resources Partners (2)
245,000	5.000%, 01/15/18	254,800
	TransCanada PipeLines (1)
98,000	0.962%, 06/30/16	98,141
	Williams Partners
375,000	5.400%, 03/04/44	339,914
		16,968,337
	Financials — 23.9%
	ABN AMRO Bank (1) (2)
505,000	0.689%, 06/06/16	505,139
	Aflac
630,000	2.400%, 03/16/20	636,270
	Ally Financial
175,000	3.500%, 07/18/16	177,844
220,000	3.250%, 09/29/17	220,825
	American Express
34,000	8.125%, 05/20/19	41,246
	American Tower REIT
1,525,000	2.800%, 06/01/20	1,511,785
	Bank of America MTN
85,000	7.625%, 06/01/19	100,899
275,000	5.625%, 07/01/20	309,962
406,000	4.200%, 08/26/24	408,428
766,000	4.000%, 01/22/25	752,892
415,000	3.950%, 04/21/25	403,270
855,000	3.300%, 01/11/23	844,911
835,000	1.154%, 04/01/19 (1)	838,947
	Bank of Montreal (2)
1,840,000	1.950%, 01/30/17	1,867,162
	Bank of Nova Scotia (2)
1,840,000	2.150%, 08/03/16	1,865,631
	Barclays
205,000	3.650%, 03/16/25	197,000
	Barclays Bank
1,170,000	10.179%, 06/12/21 (2)	1,549,109
200,000	2.500%, 02/20/19	202,448
	BBVA Banco Continental (2)
240,000	3.250%, 04/08/18	245,100
	Bear Stearns LLC MTN (1)
200,000	0.671%, 11/21/16	199,904
	Capital One
250,000	2.950%, 07/23/21	245,113
	Capital One Bank USA
1,500,000	3.375%, 02/15/23	1,449,390
	CIMPOR Financial Operations BV (2)
200,000	5.750%, 07/17/24	158,000
	Citigroup
746,000	8.125%, 07/15/39	1,086,497
45,000	6.875%, 06/01/25	56,364
1,000,000	4.300%, 11/20/26	995,666
895,000	3.875%, 03/26/25	869,443
600,000	0.985%, 04/27/18 (1)	598,121
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,145,000	3.950%, 11/09/22	1,147,391
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
267,000	3.875%, 02/08/22	279,779
	Credit Suisse NY
1,375,000	1.700%, 04/27/18	1,368,872
	Danske Bank MTN (2)
315,000	3.875%, 04/14/16	321,358
	Discover Financial Services
455,000	3.750%, 03/04/25	438,355
	Fidelity & Guaranty Life Holdings (2)
410,000	6.375%, 04/01/21	432,550
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	834,614
	Goldman Sachs Group
1,010,000	2.600%, 04/23/20	1,010,350
910,000	0.954%, 05/22/17 (1)	910,229
	Goldman Sachs Group MTN (1)
720,000	1.884%, 11/29/23	738,174
	HSBC Bank USA
700,000	4.875%, 08/24/20	774,325
	HSBC Holdings
790,000	5.250%, 03/14/44	831,307
490,000	4.000%, 03/30/22	520,513

Principal Amount †		Value $

	JPMorgan Chase
475,000	6.000%, 10/01/17	516,771
640,000	3.875%, 09/10/24	633,317
	Manufacturers & Traders Trust
355,000	6.625%, 12/04/17	395,577
	McGraw Hill Financial (2)
443,000	4.000%, 06/15/25	446,566
	MetLife
169,000	7.717%, 02/15/19	201,878
	Moody’s
136,000	5.500%, 09/01/20	153,208
	Morgan Stanley
560,000	3.750%, 02/25/23	571,700
	Morgan Stanley MTN
610,000	4.350%, 09/08/26	610,212
375,000	4.300%, 01/27/45	357,353
1,175,000	2.125%, 04/25/18	1,184,132
	Norddeutsche Landesbank Girozentrale (2)
400,000	2.000%, 02/05/19	404,939
	Prudential Financial MTN
37,000	7.375%, 06/15/19	43,899
47,000	6.000%, 12/01/17	51,696
	Regions Bank
420,000	2.250%, 09/14/18	420,469
	Royal Bank of Canada
1,700,000	0.625%, 12/04/15	1,699,949
	Royal Bank of Scotland
30,000	4.375%, 03/16/16	30,603
158,000	3.950%, 09/21/15	158,600
	Royal Bank of Scotland Group
47,000	2.550%, 09/18/15	47,081
	Royal Bank of Scotland Group MTN
122,000	6.400%, 10/21/19	136,942
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	129,688
	Sparebank 1 Boligkreditt (2)
1,000,000	1.750%, 11/15/19	995,095
	Standard Chartered (2)
1,080,000	5.200%, 01/26/24	1,149,918
	Standard Chartered MTN (2)
975,000	1.700%, 04/17/18	972,445
	Toronto-Dominion Bank (2)
1,840,000	1.625%, 09/14/16	1,857,736
	UBS (2)
440,000	2.250%, 03/30/17	448,840
	UBS MTN
590,000	1.375%, 06/01/17	588,654
	Wells Fargo MTN
1,242,000	4.100%, 06/03/26	1,250,530
	Wells Fargo Capital X
405,000	5.950%, 12/15/36	407,025
		43,810,006
	Healthcare — 4.7%
	AbbVie
960,000	3.600%, 05/14/25	947,684
100,000	3.200%, 11/06/22	99,315
	Actavis Funding SCS
578,000	4.850%, 06/15/44	557,940
517,000	3.850%, 06/15/24	507,618
356,000	3.800%, 03/15/25	347,743
1,474,000	3.450%, 03/15/22	1,452,080
	Anthem
465,000	4.650%, 01/15/43	443,506
	Boston Scientific
320,000	2.650%, 10/01/18	324,847
	EMD Finance LLC (2)
2,725,000	2.400%, 03/19/20	2,719,063
	Merck
865,000	2.350%, 02/10/22	847,213
	Valeant Pharmaceuticals International (2)
145,000	6.125%, 04/15/25	151,887
175,000	5.875%, 05/15/23	182,420
		8,581,316
	Industrials — 1.1%
	Aircastle
240,000	6.750%, 04/15/17	256,800
	Barrick North America Finance LLC
117,000	4.400%, 05/30/21	113,629
	Fly Leasing
430,000	6.375%, 10/15/21	437,525
	General Electric Capital MTN
273,000	6.875%, 01/10/39	373,268
	Meritor
530,000	6.250%, 02/15/24	533,975
	United Rentals North America
295,000	5.500%, 07/15/25	283,200
		1,998,397
	Information Technology — 0.3%
	CommScope (2)
160,000	4.375%, 06/15/20	161,400

Principal Amount †		Value $

	Hewlett-Packard
318,000	3.000%, 09/15/16	323,834
		485,234
	Materials — 2.6%
	Barrick
880,000	4.100%, 05/01/23	788,850
	Dow Chemical
85,000	5.700%, 05/15/18	93,866
140,000	4.625%, 10/01/44	131,472
	Eastman Chemical
1,290,000	4.650%, 10/15/44	1,235,616
	International Paper
250,000	7.300%, 11/15/39	306,973
	LYB International Finance BV
445,000	4.875%, 03/15/44	432,284
	Monsanto
480,000	4.700%, 07/15/64	418,331
51,000	4.400%, 07/15/44	45,573
	Rio Tinto Finance USA
365,000	6.500%, 07/15/18	409,980
865,000	3.500%, 03/22/22	865,567
		4,728,512
	Telecommunication Services — 4.2%
	AT&T
905,000	4.750%, 05/15/46	837,942
425,000	4.500%, 05/15/35	394,487
840,000	3.900%, 03/11/24	851,704
1,220,000	2.400%, 08/15/16	1,236,305
	CBS
487,000	4.600%, 01/15/45	440,849
	CCO Safari II LLC (2)
970,000	6.484%, 10/23/45	1,006,600
	Cogeco Cable (2)
170,000	4.875%, 05/01/20	176,375
	Inmarsat Finance (2)
275,000	4.875%, 05/15/22	270,875
	Telecom Italia (2)
435,000	5.303%, 05/30/24	438,806
	Verizon Communications
653,000	5.012%, 08/21/54	606,074
500,000	4.862%, 08/21/46	474,545
1,000,000	4.672%, 03/15/55 (2)	877,585
150,000	3.650%, 09/14/18	157,794
		7,769,941
	Utilities — 0.8%
	Berkshire Hathaway Energy
185,000	5.750%, 04/01/18	204,454
	Dynegy (2)
130,000	7.625%, 11/01/24	134,875
70,000	7.375%, 11/01/22	72,940
85,000	6.750%, 11/01/19	88,188
	Fermaca Enterprises S de RL (2)
317,675	6.375%, 03/30/38	320,852
	Mexico Generadora de Energia (2)
196,824	5.500%, 12/06/32	191,018
	Suburban Propane Partners
395,000	5.750%, 03/01/25	395,988
		1,408,315
	TOTAL CORPORATE OBLIGATIONS (Cost $97,413,843)	96,109,934

	ASSET- BACKED SECURITIES — 18.8%
	American Credit Acceptance Receivables Trust, Series 2013-1, Class A (2)
22,162	1.450%, 04/16/18	22,164
	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C
105,000	1.570%, 01/08/19	105,192
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
680,000	2.290%, 11/08/19	686,485
	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
505,000	2.150%, 03/09/20	507,401
	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C
415,000	2.180%, 06/08/20	417,228
	ARL Second LLC, Series 2014-1A, Class A2 (2)
775,000	3.970%, 06/15/44	788,225
	BA Credit Card Trust, Series 2007-A11, Class A11 (1)
100,000	0.257%, 12/15/19	99,645

Principal Amount †		Value $

	BA Credit Card Trust, Series 2014-A1, Class A (1)
170,000	0.567%, 06/15/21	170,148
	Barclays Dryrock Issuance Trust, Series 2014-1, Class A (1)
220,000	0.546%, 12/16/19	220,008
	Barclays Dryrock Issuance Trust, Series 2014-2, Class A (1)
660,000	0.526%, 03/16/20	660,402
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	153,842
	Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A (1)
106,000	0.636%, 07/15/22	105,696
	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7
320,000	5.750%, 07/15/20	350,239
	CarFinance Capital Auto Trust, Series 2013-2A, Class A (2)
25,728	1.750%, 11/15/17	25,755
	CarFinance Capital Auto Trust, Series 2015-1A, Class A (2)
329,097	1.750%, 06/15/21	328,450
	Chase Issuance Trust, Series 2013-A9, Class A (1)
200,000	0.607%, 11/16/20	200,555
	Chase Issuance Trust, Series 2014-A5, Class A5 (1)
1,625,000	0.557%, 04/15/21	1,625,336
	Citi Held For Asset Issuance, Series 2015-PM1, Class A (2)
500,000	1.850%, 12/15/21	500,115
	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6
354,000	1.320%, 09/07/18	355,932
	CLI Funding V LLC, Series 2013-1A (2)
172,500	2.830%, 03/18/28	172,019
	CLI Funding V LLC, Series 2013-2A (2)
204,527	3.220%, 06/18/28	206,198
	CLI Funding V LLC, Series 2014-1A, Class A (2)
399,049	3.290%, 06/18/29	401,640
	CLI Funding V LLC, Series 2014-2A, Class A (2)
411,625	3.380%, 10/18/29	415,568
	Consumer Credit Origination Loan Trust, Series 2015-1, Class A (2)
198,366	2.820%, 03/15/21	199,088
	CPS Auto Receivables Trust, Series 2014-C, Class A (2)
480,247	1.310%, 02/15/19	480,178
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,665
	Cronos Containers Program, Series 2013-1A, Class A (2)
193,750	3.080%, 04/18/28	192,614
	Discover Card Execution Note Trust, Series 2007-A1, Class A1
200,000	5.650%, 03/16/20	218,568
	DT Auto Owner Trust, Series 2014-1A, Class B (2)
338,418	1.430%, 03/15/18	338,751
	DT Auto Owner Trust, Series 2014-1A, Class C (2)
435,000	2.640%, 10/15/19	437,787
	DT Auto Owner Trust, Series 2014-2A, Class C (2)
460,000	2.460%, 01/15/20	461,469
	ECAF I, Series 2015-1A, Class A1 (2)
1,395,000	3.473%, 06/15/40	1,396,674
	Element Rail Leasing II LLC, Series 2015-1A, Class A2 (2)
1,085,000	3.585%, 02/19/45	1,083,915
	Exeter Automobile Receivables Trust, Series 2014-1A, Class A (2)
119,010	1.290%, 05/15/18	119,152
	Exeter Automobile Receivables Trust, Series 2014-2A, Class A (2)
34,276	1.060%, 08/15/18	34,232

Principal Amount †		Value $

	Flagship Credit Auto Trust, Series 2013-1, Class A (2)
113,452	1.320%, 04/16/18	113,435
	Flagship Credit Auto Trust, Series 2013-2, Class A (2)
127,693	1.940%, 01/15/19	128,188
	Flagship Credit Auto Trust, Series 2014-1, Class B (2)
160,000	2.550%, 02/18/20	160,270
	Flagship Credit Auto Trust, Series 2015-2, Class A (2)
1,275,000	1.980%, 10/15/20	1,275,298
	Ford Credit Auto Owner Trust, Series 2015-1, Class A (2)
490,000	2.120%, 07/15/26	489,727
	Global SC Finance, Series 2013-1A, Class A (2)
496,000	2.980%, 04/17/28	496,057
	Global SC Finance, Series 2014-1A, Class A1 (2)
328,500	3.190%, 07/17/29	329,940
	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3
227,000	1.100%, 09/15/19	227,018
	Nissan Master Owner Trust Receivables, Series 2013-A, Class A (1)
795,000	0.486%, 02/15/18	795,244
	OnDeck Asset Securitization Trust, Series 2014-1A, Class A (2)
520,000	3.150%, 05/17/18	520,974
	OneMain Financial Issuance Trust, Series 2014-1A, Class A (2)
865,000	2.430%, 06/18/24	867,979
	OneMain Financial Issuance Trust, Series 2014-2A, Class A (2)
435,000	2.470%, 09/18/24	437,107
	OneMain Financial Issuance Trust, Series 2015-1A, Class A (2)
520,000	3.190%, 03/18/26	526,439
	OneMain Financial Issuance Trust, Series 2015-2A, Class A (2)
1,140,000	2.570%, 07/18/25	1,141,120
	Prestige Auto Receivables Trust, Series 2014-1A, Class B (2)
310,000	1.910%, 04/15/20	311,003
	Santander Drive Auto Receivables Trust, Series 2013-3, Class C
225,000	1.810%, 04/15/19	226,333
	Santander Drive Auto Receivables Trust, Series 2013-4, Class C
925,000	3.250%, 01/15/20	945,409
	Santander Drive Auto Receivables Trust, Series 2013-5, Class C
825,000	2.250%, 06/17/19	833,052
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
815,000	2.360%, 04/15/20	821,032
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
505,000	2.330%, 11/15/19	510,624
	SpringCastle America Funding LLC, Series 2014-AA, Class A (2)
262,305	2.700%, 05/25/23	263,715
	SpringCastle America Funding LLC, Series 2014-AA, Class B (2)
1,010,000	4.610%, 10/25/27	1,024,457
	Springleaf Funding Trust, Series 2015-AA, Class A (2)
850,000	3.160%, 11/15/24	861,422
	Store Master Funding I LLC, Series 2015-1A, Class A1 (2)
634,206	3.750%, 04/20/45	628,167
	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	202,873

Principal Amount †		Value $

	Synchrony Credit Card Master Note Trust, Series 2012-3, Class A (1)
100,000	0.637%, 03/15/20	100,139
	Synchrony Credit Card Master Note Trust, Series 2014-1, Class A
1,020,000	1.610%, 11/15/20	1,024,964
	TAL Advantage V LLC, Series 2013-2A, Class A (2)
625,000	3.550%, 11/20/38	627,584
	TAL Advantage V LLC, Series 2014-1A, Class A (2)
625,725	3.510%, 02/22/39	631,159
	TAL Advantage V LLC, Series 2014-2A, Class A2 (2)
457,913	3.330%, 05/20/39	462,692
	Textainer Marine Containers III, Series 2013-1A, Class A (2)
690,083	3.900%, 09/20/38	692,646
	Textainer Marine Containers III, Series 2014-1A, Class A (2)
305,250	3.270%, 10/20/39	306,652
	Trinity Rail Leasing LLC, Series 2013-1A, Class A (2)
282,313	3.898%, 07/15/43	284,657
	United Auto Credit Securitization Trust, Series 2015-1, Class C (2)
270,000	2.250%, 06/17/19	270,470
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3
225,000	0.910%, 10/22/18	224,824
	Westlake Automobile Receivables Trust, Series 2014-1A, Class B (2)
280,000	1.240%, 11/15/19	280,024
	Westlake Automobile Receivables Trust, Series 2014-1A, Class C (2)
440,000	1.700%, 11/15/19	439,071
	World Financial Network Credit Card Master Trust, Series 2014-A, Class A (1)
805,000	0.567%, 12/15/19	805,184
	World Financial Network Credit Card Master Trust, Series 2015-A, Class A (1)
635,000	0.667%, 02/15/22	635,169
	World Omni Auto Receivables Trust, Series 2014-A, Class A3
175,000	0.940%, 04/15/19	175,075
	TOTAL ASSET-BACKED SECURITIES (Cost $34,541,126)	34,596,529

	U.S. TREASURY
	OBLIGATIONS (3) — 10.4%
	United States Treasury Notes
5,105,000	3.125%, 08/15/44	5,294,441
1,465,000	3.000%, 11/15/44	1,483,084
854,000	2.500%, 08/15/23	881,088
325,000	2.500%, 02/15/45	296,359
2,595,000	2.375%, 08/15/24	2,637,371
185,000	2.125%, 05/15/25	183,743
3,245,000	2.000%, 02/15/25	3,189,225
4,325,000	1.375%, 04/30/20	4,296,786
664,900	0.625%, 05/31/17	664,693
205,000	0.375%, 10/31/16	204,824
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,083,327)	19,131,614

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.4%
	Federal Home Loan Mortgage
	Corporation — 0.9%
	FHLMC
1,038,191	3.000%, 10/15/42	1,062,563
	FHLMC Gold
160,864	4.500%, 10/01/24	169,233
203,916	3.000%, 01/01/43	205,225
	FHLMC IO
672,384	3.000%, 01/15/33	89,090
	FHLMC IO REMIC
4	1176.773%, 01/15/22 (1)	88
664,475	3.000%, 05/15/32	71,133

Principal Amount †			Value $

		FHLMC REMIC
36		13.534%, 07/15/33 (1)	36
			1,597,368
		Federal National Mortgage
		Corporation — 2.9%
		FNMA
81,754		6.104%, 09/01/36 (1)	87,545
948		6.000%, 12/01/28	1,090
17,957		6.000%, 10/01/29	20,459
274,512		5.500%, 10/01/35	308,682
4,646		5.500%, 10/01/35	5,230
81,661		5.000%, 10/01/29	90,310
436,018		4.000%, 07/25/25	472,626
1,088,928		3.500%, 08/25/43	1,154,874
246,836		3.233%, 06/01/42 (1)	258,014
444,687		3.000%, 08/01/43	449,076
421,664		3.000%, 04/01/43	426,029
123,912		3.000%, 05/01/43	125,210
423,427		3.000%, 06/01/43	427,742
151,548		3.000%, 07/01/43	153,047
298,698		3.000%, 08/01/43	301,607
424,765		2.500%, 10/25/41	362,272
295,533		0.436%, 05/25/18 (1)	296,089
		FNMA IO
70,395		5.000%, 07/25/18	3,624
107,311		5.000%, 07/25/18	5,571
95,652		5.000%, 07/25/18	4,817
8,706,738		0.619%, 09/25/22 (1)	246,575
7,974,177		0.544%, 06/25/24 (1)	237,762
		FNMA IO REMIC
125,776		5.500%, 01/25/19	5,899
123,539		5.500%, 12/25/26	5,582
			5,449,732
		Government National Mortgage
		Corporation — 2.6%
		GNMA
15,514		7.000%, 09/15/23	17,427
44,660		6.000%, 12/15/38	50,555
1,613,136		5.912%, 02/20/44 (1)	268,380
88,924		5.500%, 02/20/34	100,744
58,634		5.500%, 01/15/37	67,768
139,519		5.000%, 05/20/30	153,395
99,001		5.000%, 12/20/43	109,226
53,910		4.500%, 07/20/41	58,241
64,341		4.000%, 03/20/42	68,787
548,438		4.000%, 03/20/44	588,924
445,998		2.587%, 04/16/54 (1)	459,368
2,724,329		1.344%, 08/16/55 (1)	243,503
2,693,117		1.273%, 02/16/48 (1)	185,787
5,167,357		1.025%, 10/16/44 (1)	249,366
11,362,649		0.886%, 08/16/54 (1)	674,373
2,595,282		0.843%, 07/16/54 (1)	172,460
4,033,938		0.830%, 06/16/52 (1)	219,904
2,082,485		0.669%, 05/16/54 (1)	117,378
		GNMA IO
204,260		4.500%, 12/16/37	6,107
454,257		1.086%, 06/16/54 (1)	29,065
4,338,616		0.895%, 01/16/53 (1)	262,211
2,725,249		0.842%, 12/16/51 (1)	177,692
2,182,260		0.763%, 08/16/52 (1)	109,399
2,360,050		0.755%, 01/16/54 (1)	145,118
3,857,929		0.615%, 12/16/53 (1)	200,279
			4,735,457
		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $11,760,301)	11,782,557

		COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
		Credit Suisse First Boston Mortgage Securities, Series 2004-AR3, Class 3A1 (1)
17,893		2.119%, 04/25/34	17,927
		E-MAC Program, Series 2007-NL3A, Class A1 (1) (2)
852,498		0.352%, 07/25/47	831,204
		Eurosail, Series 2006-3X, Class A3A (1) (4)
EUR	128,468	0.157%, 09/10/44	137,910
		FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1 (1)
4,791,462		1.198%, 03/25/24	392,667
		FHLMC Multifamily Structured Pass-Through Certificates, Series KGRP, Class A (1)
457,321		0.564%, 04/25/20	459,512

Principal Amount †			Value $

		FHLMC Structured Pass-Through Securities, Series 1999-15, Class A6 (1)
8,811		0.585%, 11/25/28	8,770
		FREMF Mortgage Trust, Series K36, Class B (1) (2)
360,000		4.503%, 12/25/46	380,429
		FREMF Mortgage Trust, Series K38, Class B (1) (2)
300,000		4.377%, 06/25/47	308,512
		FREMF Mortgage Trust, Series K702, Class B (1) (2)
90,000		4.931%, 04/25/44	95,999
		FREMF Mortgage Trust, Series K706, Class B (1) (2)
495,000		4.167%, 11/25/44	519,953
		FREMF Mortgage Trust, Series K711, Class B (1) (2)
350,000		3.684%, 08/25/45	363,878
		FREMF Mortgage Trust, Series K712, Class B (1) (2)
415,000		3.484%, 05/25/45	424,312
		FREMF Mortgage Trust, Series KF01, Class B (1) (2)
1,470,000		2.784%, 10/25/44	1,493,136
		FREMF Mortgage Trust, Series KF02, Class B (1) (2)
449,350		3.187%, 12/25/45	463,051
		Impac Secured Assets Trust, Series 2006-1, Class 2A2 (1)
139,601		0.597%, 05/25/36	135,901
		Impac Secured Assets Trust, Series 2006-2, Class 2A2 (1)
13,785		0.617%, 08/25/36	13,679
		Impac Secured Assets Trust, Series 2006-2, Class 2M1 (1)
130,000		0.687%, 08/25/36	119,693
		Mansard Mortgages, Series 2006-1X, Class A2 (1) (4)
GBP	7,014	0.784%, 10/15/48	10,173
		Marble Arch Residential Securitisation No. 4, Series 2006-4X, Class A3C (1) (4)
GBP	76,228	0.752%, 03/20/40	118,184
		Paragon Mortgages No. 9, Series 2005-9X, Class AA (1) (4)
GBP	86,729	0.927%, 05/15/41	125,905
		Preferred Residential Securities, Series 2004-8X, Class A1A2 (1) (4)
GBP	66,183	0.811%, 12/15/42	100,358
		Residential Mortgage Securities, Series 2005-20X, Class A2A (1) (4)
GBP	83,640	0.828%, 08/10/38	122,591
		Residential Mortgage Securities, Series 2006-22X, Class A3A (1) (4)
GBP	264,405	0.927%, 11/14/39	386,359
		RMAC, Series 2003-NS3X, Class A3 (1) (4)
GBP	152,820	1.471%, 12/12/35	230,471
		Southern Pacific Financing, Series 2005-B, Class A (1) (4)
GBP	59,236	0.749%, 06/10/43	86,631
		Southern Pacific Financing, Series 2006-A, Class A (1) (4)
GBP	71,372	0.729%, 03/10/44	105,376
		Thornburg Mortgage Securities Trust, Series 2005-1, Class A3 (1)
283,612		2.230%, 04/25/45	285,061
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,683,347)	7,737,642

		COMMERCIAL MORTGAGE- BACKED OBLIGATIONS — 2.4%
		BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A (1) (2)
360,000		0.986%, 06/15/28	359,420
		Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C (1) (2)
290,000		1.574%, 06/15/33	289,460

Principal Amount †	Value $

Commercial Mortgage Trust, Series 2014-TWC, Class A (1) (2)
355,000	1.036%, 02/13/32	353,087
Credit Suisse Mortgage Trust, Series 2014-ICE, Class B (1) (2)
210,000	1.386%, 04/15/27	208,025
Credit Suisse Mortgage Trust, Series 2014-ICE, Class C (1) (2)
155,000	1.800%, 04/15/27	153,548
GP Portfolio Trust, Series 2014-GPP, Class A (1) (2)
596,229	1.136%, 02/15/27	595,659
Hilton USA Trust, Series 2013- HLF, Class AFL (1) (2)
300,567	1.188%, 11/05/30	300,512
JPMorgan Chase Commercial Mortgage Securities, Series 2014-FBLU, Class A (1) (2)
675,000	1.136%, 12/15/28	675,017
LSTAR Commercial Mortgage Trust, Series 2014-2, Class B (1) (2)
205,000	4.205%, 01/20/41	209,947
Motel 6 Trust, Series 2015- MTL6, Class B (2)
715,000	3.298%, 02/05/30	716,072
SCG Trust, Series 2013-SRP1, Class A (1) (2)
220,000	1.586%, 11/15/26	219,989
WaMu Commercial Mortgage Securities Trust, Series 2007- SL3, Class A1A (1) (2)
366,853	5.515%, 03/23/45	373,396
TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,460,844)	4,454,132

SOVEREIGN GOVERNMENTS — 1.5%
Brazil Notas do Tesouro Nacional Serie F
BRL	1,830,000	10.000%, 01/01/17	511,237

Principal Amount †
/Number of
Contracts

Costa Rica Government International Bond (2)
860,000	7.158%, 03/12/45	824,525
Mexican Bonos
MXN	17,315,000	8.000%, 06/11/20	1,201,041
Province of Manitoba Canada
185,000	9.625%, 12/01/18	231,248
TOTAL SOVEREIGN GOVERNMENTS (Cost $3,293,742)	2,768,051

MUNICIPAL BONDS — 0.9%
Florida — 0.6%
Hurricane Catastrophe Fund Finance RB, Series A
1,130,000	2.995%, 07/01/20	1,153,131

Ohio — 0.1%
American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	59,814

Pennsylvania — 0.2%
Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	345,299
TOTAL MUNICIPAL BONDS (Cost $1,542,439)	1,558,244

EXCHANGE TRADED PURCHASED OPTION (5) — 0.0%
824	Eurodollar One Year Mid-Curve Put Option, Expires: 9/19/15, Strike Price: $98.625 (Cost $49,408)	30,900
TOTAL INVESTMENTS — 97.0% (Cost $179,828,377)*	178,169,603
OTHER ASSETS LESS LIABILITIES — 3.0%	5,451,788
NET ASSETS — 100%	$183,621,391

†              In U.S. Dollars unless otherwise indicated.

(1)      Variable Rate Security — Rate disclosed is as of July 31, 2015.

(2)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $55,089,234, representing 30.0% of the net assets of the Fund.

(3)        Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)        Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $1,423,958, representing 0.8% of the net assets of the Fund.

(5)        Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $179,828,377, and the unrealized appreciation and depreciation were $1,365,989 and $(3,024,763), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	359	Dec-2015	$95,629
90-Day Euro$	(359)	Dec-2016	(109,859)
Canadian 10-Year Bond	(50)	Sep-2015	(127,400)
Euro-Bund	47	Sep-2015	175,193
U.S. 2-Year Treasury Note	8	Sep-2015	4,612
U.S. 5-Year Treasury Note	106	Sep-2015	78,025
U.S. 10-Year Treasury Note	(127)	Sep-2015	(12,549)
U.S. Long Treasury Bond	(17)	Sep-2015	(86,358)
U.S. Ultra Long Treasury Bond	(10)	Sep-2015	(1,580)
			$15,713

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	08/20/15	BRL	915,000	USD	291,680	$26,497
JPMorgan Securities	08/13/15	USD	95,844	EUR	87,203	(57)
JPMorgan Securities	08/13/15	USD	356,324	GBP	229,598	2,193
State Street Bank	08/13/15	GBP	1,220,989	USD	1,892,626	(13,946)
Standard Chartered	08/13/15	EUR	12,822	USD	14,305	221
						$14,908

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2015 is as follows:

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Hy S24 5Year	5.00%	Morgan Stanley	06/20/20	USD	6,732,000	$(413,664)	$(8,735)

BRL — Brazilian Real

Cdx. Na .Hy — Credit Derivatives Index - High Yield

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal
Amount ($)		Value $

	MUNICIPAL BONDS — 84.0%
	Arizona — 3.4%
	Salt River Project Agricultural Improvement & Power District RB, Series A
2,360,000	5.000%, 01/01/39	2,608,296
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	117,068
600,000	5.000%, 07/01/34	715,176
		3,440,540
	California — 24.5%
	Bay Area Toll Authority RB, Series S-4
2,515,000	5.000%, 04/01/43	2,788,028
	Desert Sands Unified School District GO, AMBAC
60,000	5.000%, 06/01/16 (1)	62,372
40,000	5.000%, 06/01/27	41,515
	East Side Union High School District GO, Series B, NATL
20,000	5.250%, 02/01/24	24,518
	Escondido Union High School District GO, Series C (2)
2,000,000	6.260%, 08/01/41	609,940
1,500,000	6.150%, 08/01/46	369,615
	Hacienda La Puente Unified School District GO, NATL
50,000	5.000%, 08/01/19	57,430
	Imperial Irrigation District RB
400,000	5.125%, 11/01/38	440,344
	Los Angeles Department of Water & Power RB, Series A
75,000	5.000%, 07/01/39	82,970
	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
30,000	5.000%, 07/01/39	32,198
	Los Angeles Unified School District GO, Series I
60,000	5.000%, 07/01/19	69,070
	Los Angeles Unified School District GO, Series KRY
390,000	5.000%, 07/01/22	454,061
	Merced Union High School District GO, Series C (2)
1,000,000	6.150%, 08/01/34	444,770
	Metropolitan Water District of Southern California RB, Series A, NATL
100,000	5.750%, 07/01/21	117,019
	Metropolitan Water District of Southern California RB, Series B
345,000	5.000%, 07/01/20	406,417
	Moreno Valley Unified School District GO, NATL (2)
4,675,000	4.900%, 08/01/25	3,357,632
	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL (2)
315,000	4.820%, 09/01/20	279,956
	North Orange County Community College District GO, Series B, NATL (2)
200,000	5.840%, 08/01/28	128,698
	Orange Redevelopment Agency Successor Agency TA
50,000	5.000%, 09/01/22	58,658
	Perris Union High School District GO
1,300,000	5.000%, 09/01/23	1,546,623
	Rialto Unified School District GO, Series A, AGM (2)
300,000	5.800%, 08/01/29	176,769
	Riverside County Transportation Commission RB, Series A
345,000	5.250%, 06/01/39	396,222
	Sacramento Municipal Utility District RB, Series A
2,580,000	5.000%, 08/15/41	2,883,589
	San Diego Community College District GO
1,075,000	5.000%, 08/01/43	1,207,397
	San Diego Unified School District GO, Series C (2)
890,000	6.040%, 07/01/38	335,708
3,445,000	6.040%, 07/01/42	1,042,629
1,525,000	6.040%, 07/01/45	403,973
1,290,000	6.027%, 07/01/43	373,455
	San Diego Unified School District GO, Series E (2)
2,000,000	5.170%, 07/01/36	826,460
	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
295,000	5.000%, 11/01/41	331,288

Principal
Amount ($)		Value $

	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
1,300,000	5.000%, 11/01/41	1,459,913
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	379,188
65,000	5.000%, 03/01/20	75,826
180,000	5.000%, 03/01/21	213,205
140,000	4.000%, 03/01/19	154,574
	Santa Barbara Secondary High School District GO, Series A (2)
630,000	5.400%, 08/01/40	206,483
	Santa Barbara Unified School District GO, Series C, AGM (1)
200,000	4.750%, 08/01/30	200,000
	State Educational Facilities Authority RB
220,000	5.250%, 04/01/40	290,668
	State GO
500,000	6.000%, 11/01/39	594,795
	State GO, Series A (1)
275,000	5.250%, 07/01/19	319,894
	University of California RB, Series AI
525,000	5.000%, 05/15/38	592,284
	University of California RB, Series O
165,000	5.250%, 05/15/39 (1)	190,527
835,000	5.250%, 05/15/39	941,145
		24,967,826
	Connecticut — 0.3%
	State Health & Educational Facility Authority RB, Series A-2
320,000	5.000%, 07/01/40	350,643
	District of Columbia — 0.3%
	Water & Sewer Authority RB, Series A
230,000	5.000%, 10/01/44	257,083
	Florida — 4.1%
	Miami-Dade County Transit System Sales Surtax RB
1,840,000	5.000%, 07/01/42	2,027,202
	Miami-Dade County Water & Sewer System RB, Series A
1,945,000	5.000%, 10/01/42	2,142,670
		4,169,872
	Georgia — 1.3%
	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL
420,000	5.250%, 07/01/29	509,216
	State GO, Series I
575,000	5.000%, 07/01/20	675,861
	State Road & Tollway Authority RB, Series B
75,000	5.000%, 10/01/21	89,697
		1,274,774
	Illinois — 4.2%
	Chicago Emergency Telephone System GO, NATL
135,000	5.250%, 01/01/20	145,503
	Chicago Wastewater Transmission RB, Series B, NATL
125,000	5.000%, 01/01/17	130,820
	Chicago Waterworks Revenue RB
295,000	5.000%, 11/01/23	327,494
	Metropolitan Pier & Exposition Authority RB (2)
7,055,000	5.550%, 12/15/51	1,102,414
	Metropolitan Pier & Exposition Authority RB, NATL (2)
20,000	2.541%, 06/15/16	19,884
5,000	2.541%, 06/15/16 (3)	4,984
	Metropolitan Pier & Exposition Authority RB, Series A, NATL (2)
770,000	6.221%, 12/15/17	746,253
80,000	4.770%, 06/15/20	70,330
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
1,445,000	6.220%, 06/15/46 (2)	307,091
330,000	5.000%, 06/15/50	341,949
	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
390,000	5.250%, 12/01/32	455,863
	State Finance Authority RB, Series A
500,000	5.000%, 11/15/23	584,935
		4,237,520
	Indiana — 0.3%
	State Finance Authority RB, Series A
225,000	5.000%, 12/01/19	260,354

Principal
Amount ($)		Value $

	Louisiana — 0.4%
	State Gasoline & Fuels Tax RB, Series B
375,000	5.000%, 05/01/45	421,744

	Massachusetts — 3.4%
	State Bay Transportation Authority RB, Series A
190,000	5.250%, 07/01/30	241,102
45,000	5.250%, 07/01/31	57,082
	State GO, Series B, AGM
250,000	5.250%, 09/01/24	311,450
	State GO, Series B, NATL
155,000	5.250%, 08/01/22	188,384
	State Health & Educational Facilities Authority RB, Series K
165,000	5.500%, 07/01/32	220,323
	State School Building Authority RB, Series B
2,170,000	5.000%, 10/15/41	2,447,847
		3,466,188
	Michigan — 3.4%
	Southgate Community School District GO
255,000	5.000%, 05/01/24	303,052
350,000	5.000%, 05/01/25	417,718
	State Finance Authority RB
480,000	5.000%, 08/01/23	559,992
	State Finance Authority RB, Series A
1,840,000	5.000%, 05/01/25	2,147,372
	Taylor GO, NATL
75,000	5.000%, 09/01/16	77,809
		3,505,943
	Minnesota — 0.6%
	University of Minnesota RB, Series A
290,000	5.000%, 12/01/18	327,981
255,000	5.000%, 12/01/19	295,986
		623,967
	Missouri — 4.0%
	Cass County GO
350,000	4.000%, 09/01/22	388,276
	Columbia School District GO
435,000	4.000%, 03/01/20	488,235
	Jackson County RB, AMBAC (1)
245,000	5.000%, 12/01/17	259,641
	Kansas City Metropolitan Community Colleges Building RB, Series Junior College, NATL (3)
250,000	4.250%, 07/01/16	259,010
	Ritenour Consolidated School District GO, Series A
75,000	5.000%, 03/01/18	83,080
	Saint Louis County Reorganized School District No. R-6 GO, Series B
250,000	4.000%, 02/01/19	267,748
	Saint Louis School District GO
710,000	5.000%, 04/01/19	786,048
	Springfield Public Utility RB, NATL (1)
250,000	5.000%, 08/01/16	261,443
710,000	4.750%, 08/01/16	740,729
	State Highway & Transportation
	Commission RB
230,000	5.000%, 05/01/17	247,772
	State Highway & Transportation
	Commission RB, Series Senior Lien
250,000	5.000%, 02/01/19	284,215
		4,066,197
	New Jersey — 4.7%
	Garden State Preservation Trust RB, Series A, AGM
1,635,000	5.750%, 11/01/28	2,007,371
	State Transportation Trust Fund Authority RB, Series A
550,000	5.750%, 06/15/20	615,296
	State Transportation Trust Fund Authority RB, Series A, AGM
685,000	5.500%, 12/15/22	791,839
	State Transportation Trust Fund Authority RB, Series B, AMBAC
100,000	5.250%, 12/15/22	109,609
	State Transportation Trust Fund Authority RB, Series D
65,000	5.000%, 12/15/23	70,420
	State Turnpike Authority RB, Series A
1,000,000	5.000%, 01/01/23	1,180,880
		4,775,415
	New Mexico — 0.7%
	State Finance Authority RB
600,000	5.000%, 06/15/20	702,696

Principal
Amount ($)		Value $

	New York — 9.2%
	Metropolitan Transportation Authority RB, Series Sub B-1
610,000	5.000%, 11/15/21	724,418
	New York City Municipal Water Finance Authority RB
1,000,000	5.375%, 06/15/43	1,169,220
	New York City Municipal Water Finance Authority RB, Series BB
465,000	5.000%, 06/15/27	524,050
	New York City Transitional Finance Authority RB
315,000	5.000%, 02/01/21	370,002
	New York City Transitional Finance Authority RB, Series Sub E
970,000	4.500%, 11/01/19	1,104,374
	New York City Transitional Finance Authority RB, Series Sub F-1
1,565,000	5.000%, 02/01/34	1,767,088
	Sales Tax Asset Receivable RB, Series A
515,000	5.000%, 10/15/22	621,564
	State Dormitory Authority RB, Series C
2,470,000	5.000%, 03/15/41	2,794,953
	State Environmental Facilities RB, Series B
200,000	5.000%, 06/15/17	216,324
	Triborough Bridge & Tunnel Authority RB, Series B (3)
50,000	5.000%, 01/01/20	56,064
		9,348,057
	North Carolina — 1.2%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	81,562
50,000	5.000%, 03/01/21	59,135
	Wake County GO, Series C
875,000	5.000%, 03/01/24	1,075,926
		1,216,623
	Ohio — 3.8%
	Cincinnati City School District GO, NATL
340,000	5.250%, 12/01/21	407,296
	State Turnpike Commission RB, Series A-2 (2)
1,395,000	6.310%, 02/15/41	431,250
1,680,000	6.190%, 02/15/38	620,273
2,355,000	6.170%, 02/15/37	904,956
2,500,000	5.815%, 02/15/36	1,012,400
	State University RB, Series D
5,000	5.000%, 12/01/21 (3)	5,991
135,000	5.000%, 12/01/21	160,974
5,000	5.000%, 12/01/30 (3)	6,443
110,000	5.000%, 12/01/30	137,184
5,000	5.000%, 12/01/31 (3)	6,472
120,000	5.000%, 12/01/31	149,922
		3,843,161
	Pennsylvania — 3.0%
	Hempfield School District GO (4)
3,065,000	0.675%, 08/01/25	3,063,130
	South Carolina — 1.6%
	Charleston Water & Sewer System RB
75,000	5.000%, 01/01/41	83,813
	SCAGO Educational Facilities for Pickens School District RB
1,345,000	5.000%, 12/01/25	1,586,037
		1,669,850
	Tennessee — 0.3%
	Johnson City GO
250,000	4.500%, 06/01/21	276,958
	Lincoln County GO, NATL
25,000	5.250%, 04/01/18	27,681
	Putnam County GO, NATL
30,000	5.250%, 04/01/17	32,279
		336,918
	Texas — 8.3%
	Conroe Independent School District GO, PSF-GTD
235,000	5.000%, 02/15/20	270,332
	Conroe Independent School District GO, Series A, PSF-GTD
785,000	5.000%, 02/15/22	931,191
	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
210,000	5.250%, 12/01/30	264,760

Principal
Amount ($)		Value $

	Fort Bend Independent School District GO, PSF-GTD
100,000	4.750%, 08/15/34	109,710
	Frisco Independent School District GO, PSF-GTD
370,000	5.000%, 08/15/41	421,693
	Frisco Independent School District GO, Series A, PSF-GTD
125,000	5.000%, 08/15/26	135,096
	Harris County Flood Control District RB, Series A
25,000	5.000%, 10/01/20 (1)	29,440
20,000	5.000%, 10/01/24	23,111
	Harris County GO, Series B
100,000	5.000%, 10/01/18	112,820
	Harris County RB, Series C
330,000	5.000%, 08/15/40	366,554
	Hays Consolidated Independent School District GO, PSF-GTD
695,000	5.000%, 02/15/21	816,201
	Houston Utility System RB, AGM
20,000	5.000%, 11/15/16	21,175
	Hutto Independent School District GO, Series A, PSF-GTD
1,000,000	5.000%, 08/01/25	1,217,570
	Lower Colorado River Authority RB
460,000	5.000%, 05/15/22	527,942
	North East Independent School District GO, PSF-GTD
100,000	5.250%, 02/01/27	126,365
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/28	5,747
845,000	6.000%, 01/01/28	968,429
525,000	5.000%, 01/01/24	620,991
	Permanent University Fund RB, Series B
480,000	5.250%, 07/01/28	608,813
	University of Texas System RB, Series B
705,000	5.000%, 08/15/22	849,292
		8,427,232
	Washington — 1.0%
	King County Sewer RB
290,000	5.000%, 01/01/39	318,893
	Pierce County School District No. 10 Tacoma GO
400,000	5.000%, 12/01/25	485,272
	Snohomish County School District No. 15 Edmonds GO
250,000	4.000%, 12/01/16	261,650
		1,065,815
	TOTAL MUNICIPAL BONDS (Cost $78,155,533)	85,491,548

	CORPORATE OBLIGATIONS — 7.9%
	Consumer Staples — 0.9%
	Kraft Heinz Foods (5)
398,000	5.200%, 07/15/45	419,293
	Reynolds American
256,000	5.850%, 08/15/45	276,269
182,000	5.700%, 08/15/35	192,945
		888,507
	Energy — 2.6%
	Devon Energy
519,000	5.000%, 06/15/45	503,748
	Ensco
517,000	5.200%, 03/15/25	492,217
	Kinder Morgan Energy Partners
560,000	5.500%, 03/01/44	512,331
	Noble Energy
1,152,000	3.900%, 11/15/24	1,123,161
		2,631,457
	Financials — 4.3%
	Aflac
730,000	6.450%, 08/15/40	896,317
	Bank of America
1,165,000	6.000%, 10/15/36	1,407,855
	Citigroup
1,430,000	8.125%, 07/15/39	2,082,695
8,000	6.875%, 06/01/25	10,020
		4,396,887
	Telecommunication Services — 0.1%
	Verizon Communications
116,000	7.350%, 04/01/39	147,010

	TOTAL CORPORATE OBLIGATIONS (Cost $7,150,993)	8,063,861

Principal
Amount ($)		Value $

	ASSET-BACKED SECURITIES (5) — 1.4%
	Cronos Containers Program I, Series 2014-2A, Class A
894,444	3.270%, 11/18/29	901,528
	Textainer Marine Containers III, Series 2014-1A, Class A
494,875	3.270%, 10/20/39	497,147
	TOTAL ASSET-BACKED SECURITIES (Cost $1,388,874)	1,398,675

	TOTAL INVESTMENTS — 93.3% (Cost $86,695,400)*	94,954,084
	OTHER ASSETS LESS LIABILITIES — 6.7%	6,806,428
	NET ASSETS — 100%	$101,760,512

(1)         Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)         Escrowed to Maturity

(4)         Variable Rate Security — Rate disclosed is as of July 31, 2015.

(5)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $1,817,968, representing 1.8% of the net assets of the Fund.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $86,695,400, and the unrealized appreciation and depreciation were $8,432,587 and $(173,903), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 10-Year Treasury Note	(76)	Sep-2015	$(12,005)
U.S. Long Treasury Bond	(8)	Sep-2015	(11,681)
U.S. Ultra Long Treasury Bond	(46)	Sep-2015	(7,266)
			$(30,952)

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

TA — Tax Allocation

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 67.5%
	Consumer Discretionary — 2.6%
	21st Century Fox America
113,000	4.750%, 09/15/44	111,688
	BorgWarner
75,000	4.375%, 03/15/45	70,270
	CBS
258,000	4.600%, 01/15/45	233,550
	Comcast
150,000	4.200%, 08/15/34	148,194
		563,702
	Consumer Staples — 6.4%
	Altria Group
165,000	9.950%, 11/10/38	270,804
134,000	5.375%, 01/31/44	144,506
	Kraft Foods Group
340,000	6.500%, 02/09/40	411,605
	Kraft Heinz Foods (1)
44,000	5.200%, 07/15/45	46,354
	Reynolds American
191,000	8.125%, 05/01/40	243,983
71,000	5.850%, 08/15/45	76,621
51,000	5.700%, 08/15/35	54,067
	Tyson Foods
130,000	5.150%, 08/15/44	135,509
		1,383,449
	Energy — 12.2%
	ConocoPhillips
269,000	4.300%, 11/15/44	263,036
	Devon Energy
165,000	5.000%, 06/15/45	160,151
	Ensco
324,000	5.750%, 10/01/44	282,960
	Enterprise Products Operating LLC
205,000	5.100%, 02/15/45	199,922
103,000	4.950%, 10/15/54	94,847
	Kinder Morgan
301,000	5.550%, 06/01/45	274,803
	Kinder Morgan Energy Partners
153,000	5.000%, 08/15/42	130,938
	Marathon Petroleum
302,000	5.000%, 09/15/54	274,467
	Noble Energy
371,000	5.050%, 11/15/44	348,125
	Phillips 66
125,000	4.875%, 11/15/44	121,203
131,000	4.650%, 11/15/34	129,622
	Phillips 66 Partners
57,000	4.680%, 02/15/45	50,899
	TransCanada PipeLines
227,000	7.625%, 01/15/39	303,445
		2,634,418
	Financials — 29.6%
	Aflac
499,000	6.450%, 08/15/40	612,688
	American International Group
350,000	4.375%, 01/15/55	318,656
	Bank of America
254,000	6.000%, 10/15/36	306,949
	Bank of America MTN
200,000	3.950%, 04/21/25	194,347
	Citigroup
385,000	8.125%, 07/15/39	560,725
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
282,000	4.625%, 12/01/23	292,166
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
163,000	5.250%, 05/24/41	182,756
	General Electric Capital MTN
351,000	6.875%, 01/10/39	479,916
	HSBC Bank USA
450,000	7.000%, 01/15/39	598,440
	JPMorgan Chase
144,000	5.600%, 07/15/41	166,044
339,000	4.950%, 06/01/45	340,216
	MetLife
207,000	5.875%, 02/06/41	249,389
	Morgan Stanley MTN
225,000	4.300%, 01/27/45	214,412
	Prudential Financial MTN
371,000	6.200%, 11/15/40	442,033
30,000	5.625%, 05/12/41	33,770
	Standard Chartered (1)
343,000	5.700%, 03/26/44	365,773
347,000	5.200%, 01/26/24	369,464
	Wells Fargo
591,000	5.606%, 01/15/44	661,894
		6,389,638
	Healthcare — 3.2%
	AbbVie
205,000	4.700%, 05/14/45	200,835

Principal
Amount ($)		Value $

	Actavis Funding SCS
261,000	4.850%, 06/15/44	251,942
39,000	4.550%, 03/15/35	36,763
	Medtronic (1)
188,000	4.625%, 03/15/45	190,662
		680,202
	Materials — 8.7%
	Barrick North America Finance LLC
412,000	5.700%, 05/30/41	338,911
	BHP Billiton Finance USA
308,000	5.000%, 09/30/43	318,895
	Dow Chemical
182,000	9.400%, 05/15/39	277,985
	Glencore Finance Canada (1)
267,000	6.000%, 11/15/41	254,525
	International Paper
95,000	8.700%, 06/15/38	132,003
207,000	4.800%, 06/15/44	193,997
	Monsanto
72,000	4.700%, 07/15/64	62,750
	Rio Tinto Finance USA
253,000	5.200%, 11/02/40	255,655
60,000	4.125%, 08/21/42	53,148
		1,887,869
	Telecommunication Services — 3.6%
	AT&T
78,000	4.750%, 05/15/46	72,221
82,000	4.500%, 05/15/35	76,113
303,000	4.350%, 06/15/45	261,866
	Verizon Communications
27,000	6.550%, 09/15/43	32,010
68,000	5.012%, 08/21/54	63,113
49,000	4.862%, 08/21/46	46,505
258,000	4.672%, 03/15/55 (1)	226,417
		778,245
	Utilities — 1.2%
	Sempra Energy
213,000	6.000%, 10/15/39	253,622
	TOTAL CORPORATE OBLIGATIONS (Cost $13,982,833)	14,571,145

	U.S. TREASURY OBLIGATIONS — 23.6%
	United States Treasury Bonds
1,852,000	4.500%, 02/15/36	2,398,195
827,700	3.625%, 02/15/44	941,897
796,000	3.125%, 08/15/44	825,539
919,000	3.000%, 11/15/44	930,344
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,966,565)	5,095,975

	ASSET-BACKED SECURITY — 3.6%
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
602,000	6.150%, 06/15/39 (Cost $794,762)	790,708

	TAXABLE MUNICIPAL BOND — 2.5%
	California — 2.5%
	University of California RB, Series AD
565,000	4.858%, 05/15/2112 (Cost $562,096)	534,083
	TOTAL INVESTMENTS — 97.2% (Cost $20,306,256)*	20,991,911
	OTHER ASSETS LESS LIABILITIES — 2.8%	599,624
	NET ASSETS — 100%	$21,591,535

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $1,453,195, representing 6.7% of the net assets of the Fund.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $20,306,256, and the unrealized appreciation and depreciation were $1,300,161 and $(614,506), respectively.

LLC — Limited Liability Corporation

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal Amount †	Value $

CORPORATE OBLIGATIONS — 49.6%
Argentina — 2.3%
YPF (1)
705,000	8.500%, 07/28/25	680,325

Brazil — 8.6%
Banco do Estado do Rio Grande do Sul (1)
200,000	7.375%, 02/02/22	191,000
CIMPOR Financial Operations BV (1)
310,000	5.750%, 07/17/24	244,900
Marfrig Holding Europe BV (1)
350,000	6.875%, 06/24/19	322,875
Odebrecht Drilling Norbe VIII (1)
180,400	6.350%, 06/30/21	130,790
Odebrecht Finance (1)
520,000	7.125%, 06/26/42	362,700
Petrobras Global Finance BV
215,000	6.850%, 06/05/15	174,296
55,000	5.625%, 05/20/43	41,047
920,000	3.000%, 01/15/19	837,200
Samarco Mineracao (1)
225,000	4.125%, 11/01/22	206,775
2,511,583
Chile — 1.2%
Cencosud (1)
350,000	4.875%, 01/20/23	354,885

China — 5.3%
China Aoyuan Property Group (2)
200,000	11.250%, 01/17/19	200,975
Future Land Development Holdings (1)
200,000	10.250%, 01/31/18	209,500
KWG Property Holding (2)
200,000	8.975%, 01/14/19	204,723
Logan Property Holdings (2)
200,000	11.250%, 06/04/19	208,439
Times Property Holdings (2)
275,000	11.450%, 03/05/20	281,921
Yingde Gases Investment (1)
260,000	8.125%, 04/22/18	244,400
Yuzhou Properties (2)
200,000	8.625%, 01/24/19	202,000
1,551,958
Colombia — 4.6%
Bancolombia
350,000	5.125%, 09/11/22	349,650
Ecopetrol
595,000	5.875%, 05/28/45	522,101
Empresas Publicas de Medellin ESP (1)
COP	841,000,000	7.625%, 09/10/24	284,713
Millicom International Cellular (1)
200,000	6.000%, 03/15/25	198,500
1,354,964
Costa Rica — 2.6%
Instituto Costarricense de Electricidad (1)
900,000	6.375%, 05/15/43	753,750

Hong Kong — 1.0%
MIE Holdings (1)
400,000	7.500%, 04/25/19	284,968

India — 0.7%
Vedanta Resources (1)
210,000	8.250%, 06/07/21	198,844

Indonesia — 1.3%
Golden Legacy PTE (1)
200,000	9.000%, 04/24/19	198,000
Star Energy Geothermal Wayang Windu (1)
200,000	6.125%, 03/27/20	190,500
388,500
Kazakhstan — 4.5%
Development Bank of Kazakhstan JSC (2)
575,000	4.125%, 12/10/22	517,408
KazMunayGas National JSC MTN (1)
885,000	4.400%, 04/30/23	805,350
1,322,758
Mexico — 4.6%
Fermaca Enterprises S de RL (1)
198,547	6.375%, 03/30/38	200,532
Grupo Televisa MTN
MXN	6,700,000	7.250%, 05/14/43	361,561

	Principal Amount †		Value $

		Metalsa (1)
	350,000	4.900%, 04/24/23	325,938
		Petroleos Mexicanos
	250,000	6.625%, 06/15/35	268,750
		Servicios Corporativos Javer (1)
	184,000	9.875%, 04/06/21	197,800
			1,354,581
		Morocco — 0.7%
		OCP (1)
	200,000	4.500%, 10/22/25	192,750

		Peru — 1.7%
		Banco Internacional del Peru SAA (1) (3)
	190,000	6.625%, 03/19/29	204,535
		Southern Copper
	265,000	7.500%, 07/27/35	289,009
			493,544
		Russia — 7.0%
		Gazprom OAO Via Gaz Capital (1)
	1,425,000	3.850%, 02/06/20	1,330,950
		Mobile Telesystems via MTS International Funding (1)
	240,000	5.000%, 05/30/23	218,400
		Severstal OAO Via Steel Capital (1)
	300,000	5.900%, 10/17/22	290,250
		VimpelCom Holdings BV (1)
	200,000	7.504%, 03/01/22	202,500
			2,042,100
		South Africa — 1.9%
		Eskom Holdings SOC (1)
	560,000	7.125%, 02/11/25	567,056

		Venezuela — 1.6%
		Petroleos de Venezuela (1)
	1,375,000	6.000%, 11/15/26	455,262

		TOTAL CORPORATE OBLIGATIONS (Cost $15,110,153)	14,507,828

		FOREIGN GOVERNMENT
		BONDS — 35.2%
		Argentina — 2.1%
		Provincia de Buenos Aires (1)
	620,000	11.750%, 10/05/15	618,450

		Brazil — 2.6%
		Brazil Notas do Tesouro Nacional Serie F
BRL	2,690,000	10.000%, 01/01/17	751,490

		Colombia — 1.6%
		Empresa de Telecomunicaciones de Bogota (1)
COP	1,468,000,000	7.000%, 01/17/23	477,890

		Costa Rica — 1.6%
		Costa Rica Government International Bond (1)
	470,000	7.000%, 04/04/44	451,200

		Ecuador — 4.6%
		Ecuador Government International Bond (1)
	875,000	10.500%, 03/24/20	840,000
	600,000	7.950%, 06/20/24	505,500
			1,345,500
		El Salvador — 0.8%
		El Salvador Government International Bond
	40,000	8.250%, 04/10/32 (2)	43,350
	200,000	6.375%, 01/18/27 (1)	191,600
			234,950
		Ghana — 1.0%
		Republic of Ghana (1)
	275,000	8.500%, 10/04/17	284,625

		Jamaica — 0.9%
		Jamaica Government International Bond
	275,000	7.875%, 07/28/45	273,625

		Lebanon — 5.2%
		Lebanon Government International Bond MTN (2)
	610,000	5.450%, 11/28/19	618,235
	885,000	5.150%, 11/12/18	894,735
			1,512,970
		Mexico — 5.3%
		Mexican Bonos
MXN	4,075,000	8.000%, 12/07/23	286,716
MXN	18,525,000	7.500%, 06/03/27	1,269,309
			1,556,025

Principal Amount †			Value $

		Mongolia — 1.9%
		Mongolia Government International Bond MTN (1)
580,000		4.125%, 01/05/18	548,100

		Pakistan — 1.1%
		Pakistan Government International Bond (1)
320,000		7.250%, 04/15/19	333,827

		Russia — 3.0%
		Russian Federal Bond - OFZ
RUB	35,140,000	7.000%, 01/25/23	470,509
RUB	28,100,000	6.200%, 01/31/18	413,772
			884,281
		Turkey — 1.8%
		Turkey Government Bond
TRY	765,000	8.500%, 07/10/19	267,230
TRY	755,000	8.200%, 11/16/16	267,278
			534,508
		Venezuela — 1.7%
		Venezuela Government International Bond (2)
570,000		11.950%, 08/05/31	239,400
441,800		11.750%, 10/21/26	186,219
170,000		6.000%, 12/09/20	59,925
			485,544

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $10,779,730)	10,292,985

		U.S. TREASURY
		OBLIGATION — 8.5%
		United States Treasury
		Bill (4) (5)
2,500,000		0.040%, 09/17/15
		(Cost $2,499,869)	2,499,868

		CONVERTIBLE BONDS — 3.1%
		China — 3.1%
		Biostime International Holdings (2) (4)
HKD	2,000,000	1.340%, 02/20/19	243,798
		China Singyes Solar Technologies Holdings (2)
CNY	2,000,000	5.000%, 08/08/19	300,498
		SouFun Holdings
150,000		2.000%, 12/15/18	141,094

		YY Inc.
220,000		2.250%, 04/01/19	209,825

		TOTAL CONVERTIBLE BONDS (Cost $931,997)	895,215
		TOTAL INVESTMENTS — 96.4% (Cost $29,321,749)*	28,195,896
		OTHER ASSETS LESS LIABILITIES — 3.6%	1,046,328
		NET ASSETS — 100%	$29,242,224

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $14,299,940, representing 48.9% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $4,201,626, representing 14.4% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of July 31, 2015.

(4)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(5)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $29,321,749, and the unrealized appreciation and depreciation were $221,908 and $(1,347,761), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	08/05/15	BRL	1,600,000	USD	504,175	$37,776
Barclays Capital	08/05/15	USD	246,799	BRL	800,000	(13,600)
Barclays Capital	08/18/15	PLN	1,500,000	USD	392,500	(4,932)
Barclays Capital	08/18/15	USD	141,028	PLN	500,000	(8,551)
Barclays Capital	09/10/15	MXN	12,850,000	USD	813,703	18,708
Barclays Capital	10/09/15	MYR	1,050,000	USD	273,260	296
Barclays Capital	10/28/15	ZAR	5,200,000	USD	404,842	301
BNP Paribas	09/09/15	COP	1,450,000,000	USD	546,345	43,887
Citigroup Global Markets	08/05/15	EUR	515,000	USD	578,670	13,036
Citigroup Global Markets	08/18/15-09/09/15	USD	828,487	PLN	3,100,000	(7,499)
Citigroup Global Markets	09/09/15	HUF	156,000,000	USD	552,930	(4,397)
Citigroup Global Markets	09/09/15	PLN	2,100,000	USD	559,620	3,587
Citigroup Global Markets	09/09/15	USD	551,836	HUF	156,000,000	5,490
Citigroup Global Markets	10/09/15	MYR	1,050,000	USD	271,178	(1,786)
Citigroup Global Markets	10/28/15	ZAR	5,200,000	USD	403,327	(1,214)
Citigroup Global Markets	10/30/15	USD	619,579	MXN	10,150,000	5,870
HSBC	11/09/15	USD	830,126	MYR	3,020,000	(46,801)
JPMorgan Securities	08/05/15	USD	248,332	BRL	800,000	(15,132)
JPMorgan Securities	08/05/15	USD	576,117	EUR	515,000	(10,482)
JPMorgan Securities	09/09/15	USD	541,449	COP	1,450,000,000	(38,991)
JPMorgan Securities	09/10/15	USD	834,461	MXN	12,850,000	(39,466)
JPMorgan Securities	10/09/15-11/09/15	MYR	4,070,000	USD	1,090,190	33,901
						$(29,999)

A list of the open OTC swap agreements held by the Fund at July 31, 2015 is as follows:

Credit Default Swaps — Buy Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Japan Government	1.00%	JPMorgan	06/20/18	Aa3	USD	$1,000,000	$(16,332)	$(8,911)
Republic of Brazil	1.00%	JPMorgan	09/20/20	Baa2	USD	1,100,000	84,174	10,844
							$67,842	$1,933

Credit Default Swaps — Sell Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Russian Federation	1.00%	Morgan Stanley	12/20/15	Baa2	USD	$900,000	$(3,193)	$272

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for
	Selling Credit
Reference Asset on which the	Protection	Amount	Reference Asset
Fund Sold Protection	(Undiscounted)	Recoverable*	Rating Range**
Russian Federation	$900,000	$—	Baa2

*                      The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**               The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Moody’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

HKD — Hong Kong Dollar

HUF — Hungarian Forint

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

OTC — Over the Counter

PLN — Polish Zloty

RUB — Russian Ruble

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 60.3%
		Brazil — 6.8%
		Brazil Government International Bond
1,140,000		5.625%, 01/07/41	1,060,200
790,000		4.250%, 01/07/25	746,352
		Brazil Notas do Tesouro Nacional Serie F
BRL	1,500,000	10.000%, 01/01/21	391,929
BRL	16,675,000	10.000%, 01/01/23	4,225,449
BRL	15,310,000	10.000%, 01/01/25	3,788,787
			10,212,717
		Colombia — 1.3%
		Colombia Government International Bond
2,000,000		4.000%, 02/26/24	1,997,000

		Czech Republic — 6.8%
		Czech Republic Government Bond (1)
CZK	68,000,000	4.000%, 04/11/17	2,957,465
CZK	177,860,000	3.400%, 09/01/15	7,230,255
			10,187,720
		Ecuador — 0.7%
		Ecuador Government International Bond (1)
400,000		10.500%, 03/24/20	384,000
700,000		7.950%, 06/20/24	589,750
			973,750
		Hungary — 2.6%
		Hungary Government Bond
HUF	1,080,000,000	7.750%, 08/24/15	3,874,798

		Indonesia — 1.9%
		Indonesia Government International Bond MTN (1)
980,000		4.125%, 01/15/25	970,200
		Indonesia Treasury Bond
IDR	8,471,000,000	8.375%, 03/15/24	619,944
IDR	17,100,000,000	7.875%, 04/15/19	1,254,611
			2,844,755
		Mexico — 16.3%
		Mexico Cetes (2)
MXN	750,000,000	3.541%, 05/26/16	4,519,550
MXN	1,120,000,000	3.502%, 10/01/15	6,915,257
MXN	1,430,000,000	3.346%, 11/12/15	8,793,713
MXN	500,000,000	3.295%, 02/04/16	3,050,613
		Mexico Government International Bond
1,000,000		3.600%, 01/30/25	995,000
			24,274,133
		Poland — 7.8%
		Poland Government Bond
PLN	18,350,000	5.000%, 04/25/16	4,985,308
PLN	24,000,000	4.750%, 10/25/16	6,599,303
			11,584,611
		Russia — 2.0%
		Russian Federal Bond - OFZ
RUB	74,600,000	8.150%, 02/03/27	1,037,144
RUB	141,600,000	6.400%, 05/27/20	1,951,796
			2,988,940
		Singapore — 5.4%
		Singapore Government Bond
SGD	4,500,000	2.375%, 04/01/17	3,356,540
SGD	6,480,000	1.125%, 04/01/16	4,731,579
			8,088,119
		South Africa — 2.3%
		South Africa Government Bond
ZAR	32,000,000	10.500%, 12/21/26	2,946,977
		South Africa Government International Bond
400,000		5.875%, 09/16/25	446,232
			3,393,209
		Thailand — 3.5%
		Bank of Thailand (3)
THB	18,900,000	1.573%, 02/26/16	536,256
		Thailand Government Bond Indexed Link Bond (1)
THB	44,927,520	1.250%, 03/12/28	1,149,257
THB	129,377,820	1.200%, 07/14/21	3,543,938
			5,229,451
		Vietnam — 2.9%
		Vietnam Government Bond
VND	20,000,000,000	8.800%, 02/28/24	1,035,701
VND	26,000,000,000	8.800%, 03/15/29	1,331,173
VND	26,000,000,000	7.800%, 08/31/24	1,273,284
VND	14,000,000,000	7.600%, 01/31/30	644,323
			4,284,481
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $97,974,803)	89,933,684

Principal Amount †			Value $

		U.S. TREASURY OBLIGATIONS (4) — 31.9%
		United States Treasury Bills (2)
10,000,000		0.105%, 08/20/15	9,999,810
7,000,000		0.084%, 10/22/15	6,999,104
3,000,000		0.081%, 11/12/15	2,999,412
3,000,000		0.075%, 09/03/15	2,999,934
5,000,000		0.071%, 11/05/15	4,998,940
3,000,000		0.052%, 08/13/15	2,999,976
2,000,000		0.039%, 12/10/15	1,999,444
3,500,000		0.011%, 09/17/15	3,499,815
8,100,000		0.005%, 09/24/15	8,099,441
		United States Treasury Bond
3,000,000		3.000%, 05/15/45	3,042,186

		TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,627,657)	47,638,062

		CORPORATE OBLIGATIONS — 2.3%
		Supra-National — 2.3%
		International Finance
INR	68,000,000	8.250%, 06/10/21	1,135,946
		International Finance MTN
INR	77,000,000	7.800%, 06/03/19	1,249,664
INR	72,000,000	6.450%, 10/30/18	1,121,258

		TOTAL CORPORATE OBLIGATIONS (Cost $3,529,356)	3,506,868

		TOTAL INVESTMENTS — 94.5% (Cost $149,131,816)*	141,078,614
		OTHER ASSETS LESS LIABILITIES — 5.5%	8,170,536
		NET ASSETS — 100%	$149,249,150

† In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $16,824,865, representing 11.3% of the net assets of the Fund.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)    Variable Rate Security — Rate disclosed is as of July 31, 2015.

(4)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $149,131,816, and the unrealized appreciation and depreciation were $395,020 and $(8,448,222), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	11/03/15	BRL	5,200,000	USD	1,503,455	$33,590
BNP Paribas	08/10/15	EUR	1,740,000	USD	1,933,786	22,587
BNP Paribas	08/12/15	MXN	28,700,000	USD	1,866,503	86,896
BNP Paribas	08/12/15	USD	607,483	MYR	2,200,000	(32,827)
BNP Paribas	08/21/15	INR	49,000,000	USD	754,426	(6,656)
BNP Paribas	08/28/15	BRL	7,280,000	USD	2,221,544	118,204
BNP Paribas	09/04/15-02/29/16	USD	2,053,124	RUB	136,569,172	58,744
BNP Paribas	09/10/15	USD	1,555,617	SGD	2,100,000	(26,797)
BNP Paribas	02/29/16	RUB	143,300,000	USD	2,534,688	355,904
Canadian Imperial Bank	09/09/15	MXN	96,900,000	USD	6,183,751	188,322
Citigroup Global Markets	08/04/15	EUR	6,105,000	USD	6,651,922	(53,234)
Citigroup Global Markets	08/04/15-08/10/15	USD	6,035,645	EUR	5,440,000	(60,715)
Citigroup Global Markets	08/11/15	USD	1,222,386	BRL	4,150,000	(15,455)
Citigroup Global Markets	08/12/15	MXN	31,300,000	USD	1,986,903	46,078
Citigroup Global Markets	08/14/15	USD	778,898	MYR	2,820,000	(42,417)
Citigroup Global Markets	08/28/15	USD	1,412,548	PLN	5,300,000	(8,729)
Citigroup Global Markets	09/04/15	USD	258,994	RUB	15,586,256	(8,845)
Citigroup Global Markets	09/29/15	CZK	137,600,000	USD	5,681,701	97,501
Citigroup Global Markets	09/29/15	PLN	12,870,000	USD	3,442,002	36,303
Citigroup Global Markets	09/29/15	USD	1,916,336	CZK	46,500,000	(29,234)
Citigroup Global Markets	10/09/15	ZAR	19,500,000	USD	1,536,292	14,175
Citigroup Global Markets	10/13/15	RUB	141,100,000	USD	2,426,901	192,293
Citigroup Global Markets	11/03/15	BRL	4,150,000	USD	1,188,431	15,365
Citigroup Global Markets	11/23/15	USD	1,890,657	COP	4,800,000,000	(238,579)
Credit Suisse First Boston	09/04/15	RUB	169,100,000	USD	2,933,914	219,966
Credit Suisse First Boston	09/04/15-02/29/16	USD	1,109,374	RUB	73,587,598	30,551
Deutsche Bank Securities	08/03/15	PHP	65,500,000	USD	1,459,296	27,392
Deutsche Bank Securities	08/12/15	MYR	3,850,000	USD	1,026,390	20,741
Deutsche Bank Securities	08/14/15	USD	769,548	MYR	2,800,000	(38,290)
Deutsche Bank Securities	09/04/15	USD	362,712	RUB	21,820,758	(12,503)
Deutsche Bank Securities	09/28/15	SGD	6,850,000	USD	5,082,356	98,041
Deutsche Bank Securities	10/23/15	BRL	3,278,512	USD	967,398	37,397
Deutsche Bank Securities	10/29/15	CZK	73,500,000	USD	3,011,061	26,283
Deutsche Bank Securities	11/03/15	MXN	72,000,000	USD	4,459,858	24,555
Goldman Sachs	08/04/15	USD	4,132,308	EUR	3,700,000	(68,577)
Goldman Sachs	08/11/15-10/23/15	BRL	8,221,488	USD	2,529,679	186,068
Goldman Sachs	08/28/15	IDR	12,650,000,000	USD	939,124	9,197
Goldman Sachs	09/09/15	HUF	205,000,000	USD	726,126	(6,258)
Goldman Sachs	09/14/15	PLN	18,750,000	USD	5,078,314	114,457
Goldman Sachs	09/17/15-11/03/15	MXN	80,750,000	USD	5,007,159	21,538
HSBC	08/03/15	PHP	136,800,000	USD	3,021,336	30,733
HSBC	08/11/15	BRL	2,550,000	USD	822,475	80,866
HSBC	08/12/15-09/17/15	MXN	41,060,000	USD	2,674,194	130,745
HSBC	08/14/15	MYR	5,620,000	USD	1,480,116	12,378
HSBC	09/09/15	THB	86,000,000	USD	2,540,996	104,528
HSBC	10/09/15	INR	49,000,000	USD	760,279	6,475

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
JPMorgan Securities	08/26/15	BRL	2,800,000	USD	864,384	$54,779
JPMorgan Securities	08/28/15	PLN	10,500,000	USD	2,760,416	(20,737)
JPMorgan Securities	08/28/15	USD	1,772,225	BRL	6,100,000	(9,811)
JPMorgan Securities	09/04/15	USD	445,546	RUB	27,236,216	(8,422)
JPMorgan Securities	09/10/15	SGD	6,500,000	USD	4,819,045	86,984
JPMorgan Securities	11/23/15	COP	4,800,000,000	USD	1,756,955	104,876
Northern Trust	08/04/15	EUR	680,000	USD	758,295	11,447
Northern Trust	08/12/15	USD	3,185,621	MXN	50,000,000	(85,262)
State Street Bank	08/04/15	EUR	615,000	USD	701,374	25,916
State Street Bank	09/09/15	HUF	238,000,000	USD	871,849	21,568
State Street Bank	09/14/15	PLN	1,930,000	USD	526,404	15,457
State Street Bank	09/28/15	MXN	73,500,000	USD	4,725,260	184,659
State Street Bank	09/29/15	CZK	53,800,000	USD	2,199,037	15,680
Standard Chartered	08/03/15	USD	4,512,100	PHP	202,300,000	(89,593)
Standard Chartered	08/12/15	MYR	8,150,000	USD	2,216,874	88,033
Standard Chartered	08/12/15	USD	2,701,958	MYR	9,800,000	(142,124)
Standard Chartered	09/22/15-10/13/15	IDR	38,350,000,000	USD	2,817,790	24,898
Standard Chartered	10/27/15	THB	86,570,000	USD	2,470,958	21,709
UBS Securities	08/26/15	USD	2,768,922	BRL	8,900,000	(195,534)
UBS Securities	08/26/15-08/28/15	BRL	12,000,000	USD	3,679,346	210,933
						$2,114,213

BRL — Brazilian Real

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

VND — Vietnamese Dong

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosures of Fair Value Measurements.

Schroder Global Multi-Asset Income Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 41.8%
		Azerbaijan — 0.7%
		State Oil of the Azerbaijan Republic (1)
200,000		6.950%, 03/18/30	206,250

		Canada — 0.3%
		Valeant Pharmaceuticals International (2)
60,000		6.125%, 04/15/25	62,850
25,000		5.875%, 05/15/23	26,060
			88,910
		Colombia — 0.2%
		Empresas Publicas de Medellin ESP
COP	104,000,000	7.625%, 09/10/24 (2)	35,208
COP	56,000,000	7.625%, 09/10/24 (1)	19,007
			54,215
		Costa Rica — 0.6%
		Instituto Costarricense de Electricidad (1)
200,000		6.375%, 05/15/43	167,500

		France — 3.0%
		BPCE (1)
GBP	100,000	5.250%, 04/16/29	166,103
		BPCE MTN (2)
200,000		5.700%, 10/22/23	214,533
		Electricite de France MTN (1) (3)
GBP	100,000	6.000%, 12/29/49	163,653
		Engie (1) (3)
EUR	100,000	3.875%, 06/02/49	115,269
		La Mondiale SAM (1) (3)
200,000		7.625%, 04/29/49	219,500
			879,058
		Germany — 0.7%
		Deutsche Bank MTN (1)
EUR	50,000	2.750%, 02/17/25	53,075
		RWE (1) (3)
GBP	100,000	7.000%, 03/29/49	164,220
			217,295
		Indonesia — 0.6%
		Pertamina Persero MTN (1)
200,000		5.625%, 05/20/43	176,260

		Italy — 1.3%
		Enel (1) (3)
GBP	100,000	7.750%, 09/10/75	173,160
		Wind Acquisition Finance (2)
200,000		7.375%, 04/23/21	212,500
			385,660
		Kazakhstan — 0.6%
		Development Bank of Kazakhstan JSC (2)
200,000		4.125%, 12/10/22	179,968

		Luxembourg — 1.5%
		Altice (2)
200,000		7.750%, 05/15/22	202,000
		ArcelorMittal
200,000		7.750%, 10/15/39	194,000
55,000		6.125%, 06/01/25	52,525
			448,525
		Mexico — 0.5%
		Petroleos Mexicanos
MXN	430,000	7.650%, 11/24/21 (2)	27,605
100,000		6.625%, 06/15/35	107,500
			135,105
		Netherlands — 1.2%
		Delta Lloyd Levensverzekering (1) (3)
EUR	100,000	9.000%, 08/29/42	139,520
		Koninklijke KPN (2) (3)
	200,000	7.000%, 03/28/73	210,750
			350,270
		Spain — 0.3%
		Gas Natural Fenosa Finance BV (1) (3)
EUR	100,000	3.375%, 12/29/49	102,576

		United Kingdom — 3.2%
		Barclays Bank MTN
GBP	30,000	5.750%, 09/14/26	52,951
		Ensco
	100,000	5.750%, 10/01/44	87,333
		Friends Life Holdings (1)
GBP	100,000	8.250%, 04/21/22	190,346
		HSBC Holdings MTN (1)
GBP	80,000	6.000%, 03/29/40	147,396
		Old Mutual MTN (1)
GBP	100,000	8.000%, 06/03/21	177,866
		RL Finance Bonds No. 2 (1) (3)
GBP	100,000	6.125%, 11/30/43	167,087

Principal Amount †			Value $

		Tesco MTN
EUR	100,000	5.125%, 04/10/47	112,433
			935,412
		United States — 27.1%
		Actavis Funding SCS
100,000		4.750%, 03/15/45	94,652
		Aguila 3 (2)
150,000		7.875%, 01/31/18	154,500
		Ahern Rentals (2)
160,000		7.375%, 05/15/23	152,000
		Alliance One International
23,000		9.875%, 07/15/21	20,269
		Ally Financial
50,000		4.625%, 03/30/25	48,250
40,000		4.125%, 02/13/22	39,500
		American Express (3)
70,000		4.900%, 12/31/49	68,775
		Apple
100,000		3.850%, 05/04/43	92,463
		Argos Merger Sub (2)
20,000		7.125%, 03/15/23	21,200
		AT&T
100,000		4.350%, 06/15/45	86,424
		Bank of America (3)
150,000		5.200%, 12/29/49	141,525
		BlueLine Rental Finance (2)
85,000		7.000%, 02/01/19	85,000
		Boyd Gaming
55,000		6.875%, 05/15/23	57,475
		BreitBurn Energy Partners
70,000		7.875%, 04/15/22	48,650
		BWAY Holding (2)
110,000		9.125%, 08/15/21	112,750
		CCO Holdings LLC (2)
75,000		5.125%, 05/01/23	74,437
		CCO Safari II LLC (2)
25,000		6.484%, 10/23/45	25,943
		CDW LLC
15,000		5.000%, 09/01/23	14,934
		Chesapeake Energy
100,000		5.375%, 06/15/21	84,500
		CHS
150,000		6.875%, 02/01/22	160,875
		Cisco Systems
200,000		5.500%, 01/15/40	232,958
		Cleveland Clinic Foundation
250,000		4.858%, 01/01/14	238,449
		CommScope Technologies Finance LLC (2)
100,000		6.000%, 06/15/25	99,000
		Crestwood Midstream Partners (2)
40,000		6.250%, 04/01/23	40,400
		Devon Energy
50,000		5.000%, 06/15/45	48,531
		DISH DBS
100,000		5.875%, 11/15/24	97,250
		Dollar Tree (2)
30,000		5.750%, 03/01/23	31,800
		Dynegy (2)
30,000		7.625%, 11/01/24	31,125
		Eastman Chemical
100,000		4.650%, 10/15/44	95,784
		Endeavor Energy Resources (2)
25,000		8.125%, 09/15/23	24,986
20,000		7.000%, 08/15/21	19,300
		Energy Transfer Equity
100,000		5.875%, 01/15/24	102,250
		Energy Transfer Partners
100,000		5.150%, 02/01/43	87,114
		EV Energy Partners
100,000		8.000%, 04/15/19	88,250
		Express Scripts Holding
100,000		6.125%, 11/15/41	115,991
		Ferrellgas
100,000		6.750%, 01/15/22	101,250
		GCI
25,000		6.875%, 04/15/25	25,562
		General Electric Capital, Series A MTN
20,000		6.750%, 03/15/32	26,582
		Gilead Sciences
100,000		4.500%, 02/01/45	99,479
		Goldman Sachs Group
100,000		6.750%, 10/01/37	120,040
75,000		5.375%, 12/31/49 (3)	74,902
		Halcon Resources
50,000		8.875%, 05/15/21	26,250
		HCA
200,000		5.250%, 04/15/25	211,250
		HealthSouth
50,000		5.125%, 03/15/23	50,187
		Infor US (2)
50,000		6.500%, 05/15/22	51,250
		Jones Energy Holdings LLC
75,000		6.750%, 04/01/22	68,625
		JPMorgan Chase (3)
85,000		6.750%, 08/29/49	90,153
114,000		5.300%, 12/29/49	113,875

Principal Amount †			Value $

		Kinder Morgan
100,000		5.550%, 06/01/45	91,297
		Linn Energy LLC
100,000		6.500%, 09/15/21	58,000
		Men’s Wearhouse
100,000		7.000%, 07/01/22	107,000
		Meritor
150,000		6.250%, 02/15/24	151,125
		MetLife
100,000		6.400%, 12/15/36	111,206
		MGM Resorts International
200,000		6.000%, 03/15/23	204,000
		Midstates Petroleum
75,000		9.250%, 06/01/21	26,250
		Milacron LLC (2)
15,000		7.750%, 02/15/21	15,563
		Morgan Stanley (3)
100,000		5.550%, 12/29/49	99,625
		MPG Holdco I
100,000		7.375%, 10/15/22	106,755
		Mustang Merger (2)
12,000		8.500%, 08/15/21	12,540
		Navient LLC MTN
150,000		6.125%, 03/25/24	133,875
		NCI Building Systems (2)
75,000		8.250%, 01/15/23	79,500
		Oasis Petroleum
100,000		6.875%, 03/15/22	92,500
		Oracle
100,000		4.125%, 05/15/45	94,670
		Pfizer
100,000		4.400%, 05/15/44	100,908
		Pinnacle Entertainment
150,000		7.500%, 04/15/21	160,125
		Qualitytech
150,000		5.875%, 08/01/22	152,813
		Quintiles Transnational (2)
40,000		4.875%, 05/15/23	40,675
		RKI Exploration & Production LLC (2)
75,000		8.500%, 08/01/21	83,813
		Rowan
30,000		5.850%, 01/15/44	24,800
		Sabine Pass Liquefaction LLC
100,000		5.750%, 05/15/24	99,938
		Sabra Health Care REIT
100,000		5.375%, 06/01/23	103,750
		Select Medical
50,000		6.375%, 06/01/21	50,750

Principal Amount †
/Shares

		Sensata Technologies BV (2)
20,000		5.000%, 10/01/25	19,650
		Sirius XM Radio (2)
100,000		6.000%, 07/15/24	104,500
55,000		5.375%, 04/15/25	55,000
		Sprint
200,000		7.250%, 09/15/21	191,750
		Suburban Propane Partners
100,000		5.500%, 06/01/24	100,000
		Sunoco (2)
16,000		6.375%, 04/01/23	16,520
		SUPERVALU
100,000		7.750%, 11/15/22	106,250
		T-Mobile USA
75,000		6.375%, 03/01/25	78,844
		United Rentals North America
100,000		5.750%, 11/15/24	98,250
		Valeant Pharmaceuticals International (2)
50,000		5.500%, 03/01/23	51,250
		Vander Intermediate Holding II (2)
50,000		9.750%, 02/01/19	45,875
		Verizon Communications
14,000		6.550%, 09/15/43	16,598
130,000		4.672%, 03/15/55 (2)	114,086
		Viking Cruises (2)
150,000		8.500%, 10/15/22	167,438
		Wal-Mart Stores
GBP	50,000	5.625%, 03/27/34	102,698
		WaveDivision Escrow LLC (2)
150,000		8.125%, 09/01/20	154,125
		West (2)
100,000		5.375%, 07/15/22	95,375
		ZF North America Capital (2)
150,000		4.750%, 04/29/25	147,188
		Zions Bancorporation (3)
100,000		5.800%, 12/29/49	95,375
			7,958,965
		TOTAL CORPORATE OBLIGATIONS (Cost $12,877,348)	12,285,969

		COMMON STOCK — 38.3%
		Australia — 1.2%
1,972		Bendigo and Adelaide Bank	18,940
28,930		Insurance Australia Group	124,552
28,968		Telstra	137,421
570		Woodside Petroleum	14,853

Shares		Value $

2,357	Woolworths	49,274
		345,040
	Belgium — 0.1%
173	Anheuser-Busch InBev	20,586
205	Groupe Bruxelles Lambert	16,924
		37,510
	Brazil — 0.4%
5,000	BB Seguridade Participacoes	47,095
1,600	CETIP - Mercados Organizados	16,561
6,100	Cyrela Brazil Realty Empreendimentos e Participacoes	16,533
1,417	Tractebel Energia	14,708
4,700	Transmissora Alianca de Energia Eletrica	28,552
		123,449
	Canada — 1.2%
293	Bank of Montreal	16,350
333	Bank of Nova Scotia	16,344
2,824	BCE	116,233
233	Canadian Imperial Bank of Commerce	16,650
839	Husky Energy	15,319
520	IGM Financial	15,355
559	Pembina Pipeline	16,272
3,992	Potash Corp. of Saskatchewan	108,602
570	Power Financial	15,128
682	Shaw Communications Class B	14,471
430	TransCanada	16,712
		367,436
	China — 2.1%
219,000	Agricultural Bank of China Class H	98,874
193,000	Bank of China Class H	105,558
139,000	China Construction Bank Class H	113,498
22,000	China Petroleum & Chemical Class H	16,687
48,800	Guangzhou R&F Properties	48,786
84,000	Huaneng Power International Class H	102,720
158,000	Industrial & Commercial Bank of China Class H	108,835
14,000	Jiangsu Expressway Class H	17,463
		612,421
	Denmark — 0.1%
2,449	TDC	18,471

	Finland — 0.3%
4,424	Fortum	77,739
366	Sampo Class A	18,088
		95,827
	France — 0.2%
743	AXA	19,584
1,073	CNP Assurances	18,048
696	Electricite de France	16,579
181	Sanofi	19,475
		73,686
	Germany — 0.8%
878	Allianz	143,772
193	Hannover Rueck	20,471
225	Muenchener Rueckversicherungs	41,341
184	Siemens	19,690
970	TUI	16,693
		241,967
	Hong Kong — 0.4%
4,000	BOC Hong Kong Holdings	16,124
900	Hang Seng Bank	18,447
34,000	HKT Trust and HKT	41,402
1,000	Swire Pacific Class A	12,816
5,000	Yue Yuen Industrial Holdings	16,253
		105,042
	Ireland — 0.1%
272	Eaton	16,478
293	Seagate Technology	14,826
		31,304
	Italy — 1.0%
936	Assicurazioni Generali	18,432
750	Atlantia	20,032
27,362	Snam Rete Gas	134,625
43,691	UnipolSai	113,625
		286,714
	Japan — 0.1%
600	Canon	19,230
200	Toyota Motor	13,318
		32,548

Shares		Value $

	Luxembourg — 0.2%
462	RTL Group	42,032
447	SES ADR	13,827
		55,859
	Malaysia — 0.3%
10,000	Axiata Group	16,656
52,900	DiGi.com	74,692
		91,348
	Mexico — 0.1%
7,034	Wal-Mart de Mexico	17,052

	Netherlands — 1.6%
6,933	Delta Lloyd	123,083
975	Koninklijke Ahold	19,408
536	Koninklijke Philips Electronics	14,902
234	LyondellBasell Industries Class A	21,956
1,162	RELX	19,360
4,341	Royal Dutch Shell Class B	126,125
3,280	Unilever	147,008
		471,842
	Norway — 0.3%
744	Statoil	12,587
3,069	Telenor	67,328
		79,915
	Poland — 0.2%
480	Powszechny Zaklad Ubezpieczen	54,915

	Russia — 0.3%
2,439	LUKOIL ADR	99,755

	Singapore — 0.6%
20,500	Keppel	112,075
18,500	Singapore Telecommunications	55,155
		167,230
	South Africa — 0.9%
5,655	Barclays Africa Group	83,232
2,619	Coronation Fund Managers	16,045
4,838	FirstRand	20,935
7,394	MMI Holdings	17,213
936	Nedbank Group	18,679
10,023	Vodacom Group	116,122
		272,226
	South Korea — 0.1%
86	SK Telecom	18,337

	Spain — 0.2%
917	Ferrovial	22,297
731	Gas Natural SDG	15,884
212	Red Electrica	16,943
		55,124
	Sweden — 0.4%
19,684	TeliaSonera	119,677

	Switzerland — 1.5%
170	ACE	18,491
145	Kuehne + Nagel International	20,018
234	Nestle	17,726
206	Novartis	21,404
259	Roche Holding	74,808
9	SGS	17,184
1,277	Swiss Re	114,974
45	Swisscom	26,172
815	UBS Group	18,766
416	Zurich Insurance Group	126,698
		456,241
	Taiwan — 1.3%
12,000	Advanced Semiconductor Engineering	13,873
14,000	Asia Cement	15,365
8,000	Asustek Computer	72,217
3,000	Delta Electronics	14,776
9,000	Far EasTone Telecommunications	21,066
61,000	Inventec	34,681
1,000	MediaTek	10,516
3,000	Novatek Microelectronics	10,880
7,000	Pegatron	19,689
12,000	Ruentex Industries	25,086
62,000	Siliconware Precision Industries	70,206
15,000	Synnex Technology International	18,078
13,000	Taiwan Cement	14,082
5,000	Taiwan Mobile	16,550
3,000	Taiwan Semiconductor Manufacturing	13,256
		370,321

Shares		Value $

	Thailand — 0.3%
12,700	Advanced Info Service	90,084

	United Kingdom — 5.5%
3,826	Admiral Group	88,488
14,187	BAE Systems	106,389
1,939	Barratt Developments	19,228
5,989	BHP Billiton	110,596
2,970	British American Tobacco	176,294
20,302	Direct Line Insurance Group	116,008
7,193	GlaxoSmithKline	156,811
4,321	Glencore	14,036
18,607	HSBC Holdings	168,447
2,689	Imperial Tobacco Group	141,305
324	Lonmin	264
11,002	National Grid	146,573
38,230	Old Mutual	126,627
3,038	Rio Tinto	117,966
42,498	Taylor Wimpey	129,017
		1,618,049
	United States — 16.5%
1,008	3M	152,551
462	Ameren	18,979
339	American Electric Power	19,177
434	BB&T	17,477
642	Boeing	92,557
581	CA	16,927
391	Campbell Soup	19,280
217	Caterpillar	17,063
912	Centerpoint Energy	17,638
295	CH Robinson Worldwide	20,694
55	Chemours	601
1,625	Chevron	143,780
6,233	Cisco Systems	177,142
1,327	CME Group Class A	127,445
3,382	Coach	105,518
4,056	Coca-Cola	166,620
2,134	ConocoPhillips	107,426
306	Consolidated Edison	19,459
262	Dominion Resources	18,785
367	Dow Chemical	17,271
237	DTE Energy	19,069
260	E.I. du Pont de Nemours	14,497
259	Eli Lilly	21,888
317	Emerson Electric	16,405
545	Entergy	38,706
377	Eversource Energy	18,745
2,491	ExxonMobil	197,312
450	Fastenal	18,837
384	Garmin	16,093
348	General Mills	20,257
3,581	General Motors	112,837
193	Genuine Parts	17,167
5,445	Intel	157,633
359	International Paper	17,185
2,100	Johnson & Johnson	210,441
261	JPMorgan Chase	17,886
303	Kohl’s	18,580
652	Kraft Heinz	51,814
1,574	McDonald’s	157,180
2,960	Merck	174,522
4,988	Microsoft	232,940
7,012	New York Community Bancorp	133,438
299	Nucor	13,198
247	Omnicom Group	18,051
295	Paccar	19,128
394	Paychex	18,281
1,163	People’s United Financial	18,922
1,742	PepsiCo	167,842
5,701	Pfizer	205,578
354	PG&E	18,589
752	PPL	23,921
344	Principal Financial Group	19,095
2,179	Procter & Gamble	167,129
509	Public Service Enterprise Group	21,210
2,359	QUALCOMM	151,896
185	Raytheon	20,182
473	Republic Services Class A	20,117
1,745	Reynolds American	149,704
3,037	Southern	135,845
3,615	Spectra Energy	109,390
3,122	Sysco	113,360
222	T. Rowe Price Group	17,123
81	Talen Energy (4)	1,274
221	Target	18,089
2,109	Wal-Mart Stores	151,806
385	Waste Management	19,685
386	WEC Energy Group	18,914
3,835	Wells Fargo	221,932
588	Xcel Energy	20,386
		4,840,469
	TOTAL COMMON STOCK (Cost $11,647,296)	11,249,859

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 10.2%
		Argentina — 0.3%
		Provincia de Buenos Aires (1)
100,000		11.750%, 10/05/15	99,750

		Brazil — 1.2%
		Banco Nacional de Desenvolvimento Economico e Social (1)
200,000		5.750%, 09/26/23	198,750
		Brazil Notas do Tesouro Nacional Serie F
BRL	525,000	10.000%, 01/01/17	146,666
			345,416
		Colombia — 0.2%
		Empresa de Telecomunicaciones de Bogota (1)
COP	168,000,000	7.000%, 01/17/23	54,691

		Croatia — 0.6%
		Croatia Government International Bond (1)
150,000		6.625%, 07/14/20	164,850

		Dominican Republic — 0.4%
		Dominican Republic International Bond (1)
110,000		7.450%, 04/30/44	118,800

		Ecuador — 0.7%
		Ecuador Government International Bond (1)
200,000		10.500%, 03/24/20	192,000

		El Salvador — 0.4%
		El Salvador Government International Bond (1)
100,000		7.375%, 12/01/19	108,875
20,000		5.875%, 01/30/25	18,975
			127,850
		Hungary — 0.4%
		Hungary Government Bond
HUF	32,410,000	2.500%, 06/22/18	116,747

		Indonesia — 0.3%
		Indonesia Treasury Bond
IDR	1,250,000,000	8.375%, 03/15/24	91,480

		Lebanon — 0.3%
		Lebanon Government International Bond MTN (1)
70,000		5.150%, 11/12/18	70,770

		Malaysia — 0.2%
		Malaysia Government Bond
MYR	195,000	3.580%, 09/28/18	50,997
MYR	75,000	3.492%, 03/31/20	19,475
			70,472
		Mexico — 0.5%
		Mexican Bonos
MXN	475,000	8.000%, 12/07/23	33,421
MXN	1,060,000	7.500%, 06/03/27	72,630
MXN	690,000	5.000%, 12/11/19	42,401
			148,452
		Morocco — 0.7%
		Morocco Government International Bond (1)
200,000		4.250%, 12/11/22	204,400

		Poland — 0.5%
		Poland Government Bond
PLN	280,000	2.500%, 07/25/18	75,263
PLN	315,000	1.500%, 04/25/20	80,079
			155,342
		Russia — 1.0%
		Russian Federal Bond - OFZ
RUB	5,695,000	6.200%, 01/31/18	83,859
		Russian Foreign Bond - Eurobond (1)
200,000		4.500%, 04/04/22	194,750
			278,609
		South Africa — 0.8%
		South Africa Government Bond
ZAR	445,000	8.000%, 01/31/30	33,406
ZAR	900,000	7.750%, 02/28/23	69,669
ZAR	395,000	7.000%, 02/28/31	26,875
		South Africa Government International Bond
100,000		4.665%, 01/17/24	102,750
			232,700
		Sri Lanka — 0.7%
		Sri Lanka Government International Bond (1)
200,000		6.000%, 01/14/19	206,000

Principal Amount †
/Shares			Value $

		Turkey — 1.0%
		Turkey Government Bond
TRY	205,000	8.500%, 07/10/19	71,611
TRY	135,000	7.400%, 02/05/20	45,124
		Turkey Government International Bond
200,000		3.250%, 03/23/23	184,710
			301,445
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,110,670)	2,979,774

		CLOSED-END FUNDS — 1.8%
		Guernsey — 0.7%
41,700		HSBC Infrastructure	99,244
44,000		International Public Partnerships	94,136
			193,380
		United Kingdom — 1.1%
49,000		BBGI SICAV	93,164
56,900		Starwood European Real Estate Finance	92,190
100,000		UK Commercial Property Trust	138,205
			323,559
		TOTAL CLOSED-END FUNDS (Cost $533,328)	516,939

		PREFERRED STOCK — 0.5%
		Brazil — 0.4%
2,557		AES Tiete	13,569
1,877		Cia Paranaense de Energia	19,187
37,970		Itausa-Investimentos Itau	92,265
			125,021
		Germany — 0.1%
367		ProSiebenSat.1 Media	18,762
84		Volkswagen	16,827
			35,589
		TOTAL PREFERRED STOCK (Cost $202,943)	160,610

Principal Amount †
/Number of
Contracts

	MUNICIPAL BOND — 0.3%
	New York — 0.3%
	Port Authority of New York & New Jersey RB
75,000	4.458%, 10/01/62 (Cost $79,050)	74,453

	EXCHANGE TRADED PURCHASED OPTION (4) — 0.1%
57	UKX Call Option, Expires: 08/22/15, Strike Price: $6,750 (Cost $11,697)	34,270

	TOTAL INVESTMENTS — 93.0% (Cost $28,462,332)*	27,301,874

	OTHER ASSETS LESS LIABILITIES — 7.0%	2,058,836

	NET ASSETS — 100%	$29,360,710

†                      In U.S. Dollars unless otherwise indicated.

(1)              Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $4,181,399, representing 14.2% of the net assets of the Fund.

(2)              Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $3,298,263, representing 11.2% of the net assets of the Fund.

(3)              Variable Rate Security — Rate disclosed is as of July 31, 2015.

(4)              Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $28,462,332, and the unrealized appreciation and depreciation were $475,162 and $(1,635,620), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
DAX Index	2	Sep-2015	$(2,787)
DJ Euro Stoxx 50 Index	18	Sep-2015	(10,341)
FTSE 100 Index	(8)	Sep-2015	7,948
Long Gilt 10-Year Bond	(10)	Sep-2015	(43,488)
MINI MSCI EAFE	(18)	Sep-2015	35,810
S&P 500 Index E-MINI	8	Sep-2015	(4,225)
S&P TSE 60 Index	(4)	Sep-2015	(8,326)
SPI 200 Index	(5)	Sep-2015	(4,650)
Topix Index	5	Sep-2015	3,804
U.S. 5-Year Treasury Note	(3)	Sep-2015	(1,643)
U.S. 10-Year Treasury Note	(29)	Sep-2015	(31,041)
U.S. Ultra Long Treasury Bond	(5)	Sep-2015	(34,320)
			$(93,259)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
ABN AMRO	08/27/15	THB	3,246,000	USD	95,267	$3,266
ABN AMRO	08/27/15	USD	1,095,276	MYR	4,150,000	(12,637)
BNP Paribas	08/27/15	AUD	395,000	USD	301,579	13,333
BNP Paribas	08/27/15	KRW	337,000,000	USD	301,904	14,161
BNP Paribas	08/27/15	RUB	8,145,000	USD	143,146	12,067
BNP Paribas	08/27/15	SGD	784,000	USD	577,151	6,158
BNP Paribas	08/27/15	USD	295,120	CLP	181,000,000	(27,379)
BNP Paribas	08/27/15	USD	125,549	COP	317,326,000	(15,486)
BNP Paribas	08/27/15	USD	135,353	TRY	377,000	(386)
Citigroup Global Markets	08/27/15	AUD	99,000	USD	77,262	5,019
Citigroup Global Markets	08/27/15	BRL	2,653,000	USD	813,318	46,515
Citigroup Global Markets	08/27/15	CLP	181,000,000	USD	276,530	8,789
Citigroup Global Markets	08/27/15	EUR	530,012	JPY	71,373,000	(6,247)
Citigroup Global Markets	08/27/15	EUR	1,340,000	USD	1,481,412	9,248
Citigroup Global Markets	08/27/15	GBP	1,432,000	USD	2,221,669	(14,168)
Citigroup Global Markets	08/27/15	MXN	4,730,000	USD	302,511	9,550
Citigroup Global Markets	08/27/15	MYR	3,022,000	USD	825,124	36,755
Citigroup Global Markets	08/27/15	PLN	2,144,000	USD	576,253	8,351
Citigroup Global Markets	08/27/15	TRY	772,000	USD	279,361	2,982
Citigroup Global Markets	08/27/15	USD	142,147	RUB	8,145,000	(11,067)
Citigroup Global Markets	08/27/15	ZAR	2,920,000	USD	230,116	423

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Credit Suisse First Boston	08/27/15	CHF	578,000	USD	609,850	$11,157
Credit Suisse First Boston	08/27/15	RUB	6,156,000	USD	102,191	3,121
Credit Suisse First Boston	08/27/15	USD	279,819	CHF	260,000	(10,511)
Deutsche Bank Securities	08/27/15	AUD	511,000	USD	392,150	19,254
Deutsche Bank Securities	08/27/15	EUR	838,000	USD	912,836	(7,816)
Deutsche Bank Securities	08/27/15	GBP	20,000	USD	31,269	42
Deutsche Bank Securities	08/27/15	JPY	71,373,000	EUR	507,110	(18,913)
Deutsche Bank Securities	08/27/15	KRW	340,000,000	USD	302,182	11,878
Deutsche Bank Securities	08/27/15	SGD	587,000	USD	438,695	11,178
Deutsche Bank Securities	08/27/15	USD	174,282	HUF	48,400,000	(1,337)
Deutsche Bank Securities	08/27/15	ZAR	2,200,000	USD	182,572	9,516
Enskilda Securities	08/27/15	EUR	80,465	USD	87,967	(435)
Enskilda Securities	08/27/15	SEK	1,340,000	USD	160,471	5,068
HSBC	08/27/15	JPY	56,201,000	USD	454,638	1,050
HSBC	08/27/15	MXN	4,740,000	USD	300,565	6,985
HSBC	08/27/15	SGD	1,614,000	USD	1,176,497	1,009
HSBC	08/27/15	USD	599,025	INR	38,700,000	1,368
JPMorgan Securities	08/27/15	COP	698,970,000	USD	254,731	12,295
JPMorgan Securities	08/27/15	EUR	401,601	USD	439,062	(2,149)
JPMorgan Securities	08/27/15	GBP	965,010	USD	1,501,224	(5,483)
JPMorgan Securities	08/27/15	TWD	13,600,000	USD	447,516	16,661
Royal Bank of Canada	08/27/15	CAD	187,000	USD	150,877	7,921
Royal Bank of Canada	08/27/15	USD	584,257	GBP	377,000	4,368
State Street Bank	08/27/15	NOK	600,000	USD	78,582	5,174
Standard Chartered	08/27/15	IDR	3,457,000,000	USD	253,260	(923)
Standard Chartered	08/27/15	KRW	331,000,000	USD	301,496	18,876
Standard Chartered	08/27/15	MYR	1,128,000	USD	297,038	2,769
Standard Chartered	08/27/15	USD	867,246	KRW	1,008,000,000	(6,579)
UBS Securities	08/27/15	CAD	750,606	GBP	394,000	41,350
UBS Securities	08/27/15	CAD	398,000	USD	324,265	20,005
UBS Securities	08/27/15	CHF	132,000	USD	140,288	3,562
UBS Securities	08/27/15	JPY	16,235,000	USD	133,725	2,695
UBS Securities	08/27/15	USD	309,164	BRL	1,002,000	(19,553)
						$232,850

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
COP — Colombian Peso
DAX — Deutsche Borse AG German Stock Index
EAFE — Europe, Australasia and Far East
EUR — Euro
FTSE — Financial Times Stock Exchange
GBP — British Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
LLC — Limited Liability Corporation
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
OFZ — Federal Loan Obligations
PLN — Polish Zloty
RB — Revenue Bond
REIT — Real Estate Investment Trust
RUB — Russian Ruble
S&P — Standard & Poor’s
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
THB — Thailand Baht
TRY — Turkish New Lira
TSE — Toronto Stock Exchange
TWD — Taiwan Dollar
UKX — FTSE 100 Index
USD — United States Dollar
ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Strategic Bond Fund

Schedule of Investments

July 31, 2015 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 71.2%
		Belgium — 1.3%
		Anheuser-Busch InBev MTN (1) (2)
EUR	1,530,000	0.365%, 03/29/18	1,687,219

		Brazil — 0.8%
		Marfrig Holding Europe BV (2)
980,000		8.375%, 05/09/18	975,100

		Canada — 2.2%
		Bank of Montreal (1) (2)
GBP	1,000,000	0.758%, 01/29/18	1,562,049
		Bank of Nova Scotia MTN (1) (2)
GBP	750,000	0.758%, 11/02/17	1,170,608
			2,732,657
		France — 10.4%
		BNP Paribas (1)
GBP	1,070,000	1.167%, 05/16/16	1,675,946
		BPCE (2)
GBP	500,000	5.250%, 04/16/29	830,514
		BPCE MTN (1) (2)
GBP	500,000	1.371%, 03/06/17	783,823
		Caisse Centrale du Credit Immobilier de France MTN (2)
EUR	1,500,000	0.500%, 05/19/17	1,662,872
		Credit Agricole (1) (2)
420,000		1.449%, 04/15/16	422,353
		Credit Mutuel - CIC Home Loan SFH (1) (2)
GBP	700,000	0.884%, 04/22/16	1,094,169
		Dexia Credit Local MTN (1) (2)
GBP	1,500,000	0.812%, 04/15/16	2,342,092
		Dexia Credit Local NY MTN (2)
970,000		1.250%, 10/18/16	975,273
		Engie MTN (2)
EUR	1,500,000	1.500%, 02/01/16	1,658,116
		Societe Des Autoroutes Paris- Rhin-Rhone MTN (1)
EUR	400,000	0.851%, 01/18/16	440,936
		TOTAL MTN (1) (2)
EUR	995,000	2.250%, 12/31/49	1,074,728
			12,960,822
		Germany — 8.0%
		Aareal Bank MTN (1) (2)
GBP	200,000	0.918%, 05/02/16	312,471
		BASF MTN (2)
GBP	1,000,000	1.375%, 12/15/17	1,566,620
		Deutsche Pfandbriefbank MTN (1)
GBP	500,000	1.017%, 05/16/16	781,751
		Erste Abwicklungsanstalt MTN (1)
200,000		0.579%, 01/29/16	200,257
EUR	1,500,000	0.291%, 08/15/16	1,652,996
		FMS Wertmanagement AoeR (2)
GBP	1,900,000	1.125%, 12/07/16	2,977,456
		Muenchener Hypothekenbank eG MTN (1) (2)
GBP	500,000	0.771%, 04/25/16	780,820
		Schaeffler Finance BV MTN (2)
EUR	490,000	2.750%, 05/15/19	545,119
		Volkswagen Financial Services MTN (2)
GBP	760,000	2.000%, 10/23/15	1,189,251
			10,006,741
		Ireland — 0.1%
		Bank of Ireland MTN (2)
EUR	100,000	1.250%, 04/09/20	109,804

		Italy — 1.1%
		Enel (1) (3)
360,000		8.750%, 09/24/73	427,500
		Intesa Sanpaolo MTN (2)
EUR	255,000	2.000%, 06/18/21	287,467
		Telecom Italia MTN
GBP	200,000	6.375%, 06/24/19	343,526
		UniCredit MTN (1) (2)
EUR	307,000	5.750%, 10/28/25	371,252
			1,429,745
		Luxembourg — 0.3%
		Wind Acquisition Finance (2)
EUR	280,000	7.000%, 04/23/21	328,267

		Mexico — 0.8%
		Cemex (3)
980,000		5.875%, 03/25/19	999,600

Principal Amount †			Value $

		Netherlands — 5.6%
		ABN AMRO Bank MTN (1) (2)
EUR	1,030,000	0.575%, 08/01/16	1,136,170
		Bank Nederlandse Gemeenten (1) (2)
2,704,000		0.457%, 07/18/16	2,707,853
		Koninklijke KPN MTN (1) (2)
GBP	490,000	6.875%, 03/14/73	805,655
		Nederlandse Waterschapsbank (1) (2)
2,400,000		0.487%, 10/18/16	2,404,879
			7,054,557
		Spain — 0.3%
		Bankia MTN (1) (2)
EUR	400,000	4.000%, 05/22/24	436,808

		Supra-National — 7.0%
		Asian Development Bank MTN
EUR	2,050,000	0.375%, 04/03/17	2,269,657
		European Investment Bank MTN (1)
GBP	2,230,000	0.649%, 01/05/16	3,484,170
		Inter-American Development Bank MTN (1)
3,000,000		0.231%, 11/26/18	3,003,423
			8,757,250
		Sweden — 2.8%
		Nordea Bank MTN (1) (2)
EUR	2,030,000	0.288%, 11/25/16	2,234,730
		Svenska Handelsbanken (1)
1,220,000		0.731%, 03/21/16	1,222,683
			3,457,413
		United Kingdom — 10.5%
		Arqiva Broadcast Finance MTN (2)
GBP	190,000	9.500%, 03/31/20	328,007
		Aviva (1)
GBP	470,000	5.902%, 07/27/49	772,691
		Aviva MTN (1) (2)
EUR	222,000	3.875%, 07/03/44	251,735
		BAT International Finance MTN (2)
1,150,000		1.125%, 03/29/16	1,151,513
		BP Capital Markets (1)
1,440,000		0.610%, 11/06/15	1,440,743
		Ensco
680,000		5.750%, 10/01/44	593,866
		Friends Life Holdings (1) (2)
980,000		7.875%, 11/08/49	1,091,009
		Investec Bank MTN (2)
GBP	120,000	9.625%, 02/17/22	226,857
		Legal & General Group (1)
GBP	200,000	6.385%, 05/29/49	327,602
		Lloyds Bank MTN (1) (2)
GBP	590,000	0.832%, 01/16/17	922,503
		Network Rail Infrastructure Finance MTN
GBP	1,990,000	4.875%, 11/27/15	3,149,029
		SSE (1) (2)
EUR	270,000	5.625%, 09/29/49	318,107
		United Utilities Water MTN
GBP	900,000	6.125%, 12/29/15	1,435,070
		Yorkshire Building Society (1) (2)
GBP	760,000	2.322%, 03/23/16	1,198,340
			13,207,072
		United States — 20.0%
		21st Century Fox America
737,000		5.400%, 10/01/43	798,203
		Apple
1,680,000		4.450%, 05/06/44	1,701,413
		AT&T
220,000		4.750%, 05/15/46	203,699
230,000		4.500%, 05/15/35	213,487
		Bank of America (1)
1,220,000		0.745%, 02/14/17	1,218,965
		Bank of America MTN
850,000		4.875%, 04/01/44	886,713
		Caterpillar International Finance MTN (1) (2)
EUR	900,000	0.315%, 09/27/17	992,012
		CCO Safari II LLC (3)
490,000		6.484%, 10/23/45	508,489
		Citigroup
980,000		5.300%, 05/06/44	1,032,535
1,160,000		0.985%, 04/27/18 (1)	1,156,367
		Comcast
610,000		4.750%, 03/01/44	639,060
		ExxonMobil
2,500,000		0.921%, 03/15/17	2,502,165
		Freeport-McMoRan
510,000		5.450%, 03/15/43	377,400

Principal Amount †			Value $

		Goldman Sachs Group (1)
868,000		0.954%, 05/22/17	868,219
		HSBC USA
940,000		1.700%, 03/05/18	939,193
		International Paper
865,000		4.800%, 06/15/44	810,662
		JPMorgan Chase (1)
1,170,000		0.794%, 02/15/17	1,168,998
		Kinder Morgan
1,169,000		5.550%, 06/01/45	1,067,260
		Medtronic (3)
1,086,000		4.625%, 03/15/45	1,101,378
		Microsoft
1,126,000		4.000%, 02/12/55	1,030,940
		Monsanto
512,000		4.700%, 07/15/64	446,220
		Prudential Financial MTN
1,181,000		4.600%, 05/15/44	1,166,872
		Reynolds American
502,000		5.850%, 08/15/45	541,746
		SPCM (3)
520,000		6.000%, 01/15/22	534,300
		Toronto-Dominion Bank MTN (1)
2,300,000		0.741%, 09/09/16	2,308,319
		Tyson Foods
824,000		5.150%, 08/15/44	858,922
			25,073,537
		TOTAL CORPORATE OBLIGATIONS (Cost $91,401,634)	89,216,592

		FOREIGN GOVERNMENT BONDS — 9.0%
		France — 3.2%
		Caisse d’Amortissement de la
		Dette Sociale MTN (2)
GBP	2,510,000	1.375%, 02/06/17	3,949,020

		Italy — 0.9%
		Italy Buoni Poliennali Del Tesoro
EUR	1,010,000	1.500%, 12/15/16	1,131,301

		Norway — 0.8%
		Kommunalbanken MTN (2)
1,040,000		0.875%, 10/03/16	1,043,417

		Sweden — 1.4%
		Kommuninvest I Sverige (2)
1,780,000		0.875%, 12/13/16	1,785,554

		United Kingdom — 2.7%
		United Kingdom Gilt (2)
GBP	1,800,000	3.500%, 01/22/45	3,360,804
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,176,835)	11,270,096

		ASSET-BACKED SECURITIES — 8.9%
		Beacon Container Finance LLC, Series 2012-1A, Class A (3)
1,234,791		3.720%, 09/20/27	1,259,460
		Cars Alliance Auto Loans France V, Series 2012-F1V, Class A (1) (2)
EUR	171,284	0.474%, 02/25/24	188,433
		ECAF I, Series 2015-1A, Class A1 (3)
1,050,000		3.473%, 06/15/40	1,051,260
		Element Rail Leasing II LLC, Series 2015-1A, Class A2 (3)
735,000		3.585%, 02/19/45	734,265
		Global SC Finance, Series 2014-1A, Class A1 (3)
225,000		3.190%, 07/17/29	225,987
		Gracechurch Card Funding, Series 2011-1, Class A2 (1) (2)
GBP	340,000	1.609%, 01/15/18	532,750
		OneMain Financial Issuance Trust, Series 2014-2A, Class A (3)
1,360,000		2.470%, 09/18/24	1,366,588
		OneMain Financial Issuance Trust, Series 2015-1A, Class A (3)
125,000		3.190%, 03/18/26	126,548
		OneMain Financial Issuance Trust, Series 2015-2A, Class A (3)
850,000		2.570%, 07/18/25	850,835

Principal Amount †			Value $

		Penarth Master Issuer, Series 2014-1X, Class A1 (1) (2)
GBP	300,000	0.812%, 03/18/18	468,233
		SoFi Professional Loan Program, Series 2015-B, Class A1 (1) (3)
905,000		1.306%, 04/25/35	904,371
		Springleaf Funding Trust, Series 2015-AA, Class A (3)
1,325,000		3.160%, 11/15/24	1,342,805
		TAL Advantage V LLC, Series 2013-2A, Class A (3)
291,667		3.550%, 11/20/38	292,872
		Wendys Funding LLC, Series 2015-1A, Class A2I (3)
1,785,000		3.371%, 06/15/45	1,789,307
		TOTAL ASSET-BACKED SECURITIES (Cost $11,140,472)	11,133,714

		U.S. TREASURY OBLIGATION (4) — 7.1%
		United States Treasury Inflation Indexed Bond
8,858,800		0.125%, 04/15/19 (Cost $8,799,329)	8,895,484

		COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
		Bluestep Mortgage Securities No. 2, Series 2013-2, Class AA (1) (2)
EUR	116,679	1.441%, 11/10/55	128,746
		Motel 6 Trust, Series 2015- MTL6, Class B (3)
485,000		3.298%, 02/05/30	485,727
		Residential Mortgage Securities, Series 2005-20X, Class A2A (1) (2)
GBP	108,240	0.828%, 08/10/38	158,647
		Residential Mortgage Securities, Series 2010-25, Class A1 (1) (2)
GBP	154,786	3.071%, 12/16/50	248,617

Principal Amount † /Notional Amount

		RMAC, Series 2004-NS2X, Class A3 (1) (2)
GBP	116,313	0.811%, 06/12/36	167,373
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,281,623)	1,189,110

		OTC FOREIGN CURRENCY PURCHASED OPTIONS (5) — 0.0%
1,501,837		NOK Call / GBP Put,
		Expires: 08/05/15,
		Strike Price: $10.75	—
4,960,000		USD Call / EUR Put,
		Expires: 07/31/15,
		Strike Price: $1.09	9,738
5,775,000		USD Call / GBP Put,
		Expires: 08/10/15,
		Strike Price: $1.50	196
		TOTAL OTC FOREIGN CURRENCY PURCHASED OPTIONS (Cost $233,399)	9,934

		TOTAL INVESTMENTS — 97.2%
		(Cost $124,033,292)*	121,714,930

		OTHER ASSETS LESS
		LIABILITIES — 2.8%	3,516,330
		NET ASSETS — 100%	$125,231,260
		OTC FOREIGN CURRENCY

		WRITTEN OPTIONS (5) — 0.1%
(1,501,837)		GBP Call / NOK Put,
		Expires: 08/05/15,
		Strike Price: $11.345	(163,423)
(6,025,250)		GBP Call / USD Put,
		Expires: 08/10/15,
		Strike Price: $1.565	(25,231)
(5,390,000)		USD Call / GBP Put,
		Expires: 08/10/15,
		Strike Price: $1.40	—
		TOTAL OTC FOREIGN CURRENCY WRITTEN OPTIONS (Premiums Received $164,704)	(188,654)

Notional Amount		Value $

	OTC INTEREST RATE SWAP WRITTEN SWAPTIONS (5) — 0.5%
(2,016,000)	Call Rec 6 Month EURIBOR/
	Pay Fixed 1.175%,
	Expires: 03/10/16,
	Strike Price: EUR 117.50	(57,702)
(2,366,000)	Call Rec 6 Month EURIBOR/
	Pay Fixed 1.015%,
	Expires: 03/11/16,
	Strike Price: EUR 101.50	(43,539)
(1,999,800)	Call Rec Fixed 1.415%/
	Pay 6 Month EURIBOR,
	Expires: 11/18/15,
	Strike Price: EUR 141.50	(126,710)
(1,999,800)	Call Rec 6 Month EURIBOR/
	Pay Fixed 1.415%,
	Expires: 11/18/15,
	Strike Price: EUR 141.50	(70,955)
(2,455,200)	Call Rec Fixed 1.415%/
	Pay 6 Month EURIBOR,
	Expires: 12/02/15,
	Strike Price: EUR 141.50	(163,189)
(2,455,200)	Call Rec 6 Month EURIBOR/
	Pay Fixed 1.415%,
	Expires: 12/02/15,
	Strike Price: EUR 141.50	(93,336)
	TOTAL OTC INTEREST RATE SWAP WRITTEN SWAPTIONS (Premiums Received $889,559)	(555,431)

†                 In U.S. Dollars unless otherwise indicated.

(1)         Variable Rate Security — Rate disclosed is as of July 31, 2015.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $52,945,215, representing 42.3% of the net assets of the Fund.

(3)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $14,001,292, representing 11.2% of the net assets of the Fund.

(4)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

(5)    Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $124,033,292 and the unrealized appreciation and depreciation were $551,445 and $(2,869,807), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Canadian 10-Year Bond	(71)	Sep-2015	$(65,885)
Euro-Bobl	(12)	Sep-2015	(12,241)
Euro-Bund	86	Sep-2015	404,142
Long Gilt 10-Year Bond	(27)	Sep-2015	(10,756)
U.S. 2-Year Treasury Note	(29)	Sep-2015	(12,338)
U.S. 5-Year Treasury Note	(441)	Sep-2015	(341,149)
U.S. 10-Year Treasury Note	(108)	Sep-2015	(155,624)
U.S. Long Treasury Bond	34	Sep-2015	131,994
U.S. Ultra Long Treasury Bond	15	Sep-2015	26,809
			$(35,048)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
ABN AMRO	08/18/15	NZD	2,969,700	USD	1,995,445	$38,172
BNP Paribas	08/18/15	EUR	520,000	USD	564,577	(6,644)
BNP Paribas	08/18/15	NZD	292,600	USD	190,916	(1,932)
BNP Paribas	08/18/15	USD	6,733,625	MXN	106,812,800	(113,476)
Canadian Imperial Bank	08/18/15	EUR	98,227	USD	108,237	335
Canadian Imperial Bank	08/18/15	USD	547,326	EUR	500,000	1,926
Citigroup Global Markets	08/13/15	USD	8,467,503	GBP	5,463,741	64,117
Citigroup Global Markets	08/18/15	EUR	9,447,308	USD	10,468,851	90,957
Citigroup Global Markets	08/18/15	USD	5,994,899	NOK	49,407,200	51,142
Deutsche Bank Securities	08/18/15	USD	595,601	EUR	540,000	(2,410)
Deutsche Bank Securities	08/18/15	USD	2,124,318	NZD	3,262,300	25,802
JPMorgan Securities	08/13/15-08/18/15	GBP	1,006,977	USD	1,569,633	(2,717)
JPMorgan Securities	08/13/15-08/18/15	USD	1,974,716	GBP	1,271,150	10,150
JPMorgan Securities	08/18/15	EUR	9,145,056	USD	10,113,310	67,440
JPMorgan Securities	08/18/15	USD	993,577	EUR	900,000	(4,925)
Royal Bank of Canada	08/13/15	EUR	362,108	GBP	260,764	9,432
State Street Bank	08/13/15-08/18/15	USD	2,286,890	GBP	1,464,255	(497)
State Street Bank	08/18/15	EUR	9,379,576	USD	10,378,501	75,011
State Street Bank	08/18/15	GBP	5,729,101	USD	8,792,096	(153,558)
State Street Bank	08/18/15	USD	2,616,905	CAD	3,330,600	(70,598)
UBS Securities	08/18/15	EUR	570,000	USD	631,497	5,351
UBS Securities	08/18/15	GBP	32,636,038	USD	50,246,967	(712,287)
UBS Securities	08/18/15	MXN	6,690,000	USD	418,195	3,556
UBS Securities	08/18/15	USD	388,797	GBP	250,000	1,563
						$(624,090)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2015 is as follows:

Interest Rate Swaps

						Net Unrealized
			Termination		Notional	Appreciation
Counterparty	Fund Pays	Fund Receives	Date	Currency	Amount	(Depreciation)
Morgan Stanley	2.53%	3 Month USD - LIBOR	03/13/55	USD	730,000	$42,490
Morgan Stanley	3 Month USD - LIBOR	2.98%	07/29/45	USD	4,350,000	222,823
Morgan Stanley	2.39%	6 Month GBP - LIBOR	07/15/45	GBP	1,900,000	(84,131)
Morgan Stanley	3 Month USD - LIBOR	2.69%	06/28/45	USD	1,990,000	23,590
Morgan Stanley	3 Month USD - LIBOR	2.48%	08/24/25	USD	3,500,000	(50,791)
Morgan Stanley	2.54%	3 Month USD - LIBOR	07/29/25	USD	10,130,000	(226,329)
Morgan Stanley	1.77%	6 Month EUR - LIBOR	07/24/25	EUR	4,530,000	36,928
Morgan Stanley	1.77%	6 Month EUR - LIBOR	07/24/25	EUR	3,210,000	26,936
Morgan Stanley	6 Month GBP - LIBOR	2.64%	07/22/25	GBP	2,420,000	(21,159)
Morgan Stanley	6 Month GBP - LIBOR	2.64%	07/22/25	GBP	3,420,000	(30,356)
Morgan Stanley	1.80%	6 Month EUR - EURIBOR	07/21/25	EUR	5,360,000	52,955
Morgan Stanley	6 Month GBP - LIBOR	2.68%	07/17/25	GBP	4,030,000	(44,173)
Morgan Stanley	1.37%	6 Month EUR - EURIBOR	07/12/25	EUR	2,830,000	107,876
Morgan Stanley	3 Month USD - LIBOR	2.61%	07/12/25	USD	3,450,000	(98,843)
Morgan Stanley	2.23%	3 Month USD - LIBOR	07/02/25	USD	3,700,000	20,700
Morgan Stanley	0.51%	6 Month EUR - EURIBOR	05/30/25	EUR	10,000,000	442,259
Morgan Stanley	0.51%	6 Month EUR - EURIBOR	05/30/25	EUR	5,000,000	222,092
Morgan Stanley	0.51%	6 Month EUR - EURIBOR	05/30/25	EUR	5,000,000	218,723
Morgan Stanley	3 Month USD - LIBOR	2.05%	05/30/25	USD	6,000,000	(128,864)
Morgan Stanley	3 Month USD - LIBOR	2.04%	05/30/25	USD	6,000,000	(133,741)
Morgan Stanley	2.03%	3 Month USD - LIBOR	05/30/25	USD	12,000,000	(271,816)
Morgan Stanley	2.04%	3 Month USD - LIBOR	05/11/25	USD	490,000	10,504
Morgan Stanley	6 Month EUR - EURIBOR	0.59%	05/11/25	EUR	750,000	(26,895)
Morgan Stanley	2.01%	3 Month USD - LIBOR	04/27/25	USD	580,000	13,730
Morgan Stanley	6 Month EUR- EURIBOR	0.57%	04/27/25	EUR	630,000	(23,248)
Morgan Stanley	2.34%	3 Month USD - LIBOR	04/13/25	USD	1,750,000	(9,298)
Morgan Stanley	6 Month EUR - EURIBOR	0.73%	04/13/25	EUR	1,540,000	(33,415)
Morgan Stanley	2.34%	3 Month USD - LIBOR	04/10/25	USD	2,300,000	(14,017)
Morgan Stanley	6 Month EUR - EURIBOR	0.76%	04/10/25	EUR	2,000,000	(37,457)
Morgan Stanley	2.09%	3 Month USD - LIBOR	03/10/25	USD	400,000	6,305
Morgan Stanley	6 Month EUR - EURIBOR	0.73%	03/10/25	EUR	500,000	(10,395)
Morgan Stanley	6 Month EUR - EURIBOR	0.73%	03/06/25	EUR	1,000,000	(20,375)
Morgan Stanley	2.11%	3 Month USD - LIBOR	02/17/25	USD	17,210,000	242,427
Morgan Stanley	6 Month EUR - EURIBOR	0.88%	01/29/25	EUR	3,400,000	(16,614)
Morgan Stanley	2.32%	3 Month USD - LIBOR	01/29/25	USD	4,500,000	(23,581)
Morgan Stanley	0.88%	6 Month EUR - EURIBOR	01/23/25	EUR	5,500,000	(28,719)
Morgan Stanley	2.35%	3 Month USD - LIBOR	01/23/25	USD	7,300,000	(57,584)
Morgan Stanley	6 Month EUR - EURIBOR	1.09%	12/03/24	EUR	555,000	8,864
Morgan Stanley	2.47%	3 Month USD - LIBOR	12/03/24	USD	800,000	(15,135)
Morgan Stanley	1.47%	6 Month EUR - EURIBOR	08/11/24	EUR	960,000	49,310
Morgan Stanley	2.73%	3 Month USD - LIBOR	08/11/24	USD	1,400,000	(59,272)
Morgan Stanley	6 Month EUR - EURIBOR	1.52%	07/25/24	EUR	4,448,000	251,891
Morgan Stanley	2.72%	3 Month USD - LIBOR	07/25/24	USD	700,000	(29,397)
Morgan Stanley	2.73%	3 Month USD - LIBOR	07/25/24	USD	6,360,000	(270,808)
Morgan Stanley	3 Month USD - LIBOR	1.83%	08/21/20	USD	13,000,000	(70,967)
Morgan Stanley	1.17%	6 Month GBP - LIBOR	08/27/17	GBP	1,200,000	(826)
Morgan Stanley	0.92%	6 Month GBP - LIBOR	05/07/17	GBP	1,500,000	2,980
Morgan Stanley	0.97%	6 Month GBP - LIBOR	04/16/17	GBP	1,500,000	1,299
Morgan Stanley	1.10%	6 Month GBP - LIBOR	04/07/17	GBP	3,000,000	(4,465)
Morgan Stanley	1.00%	6 Month GBP - LIBOR	03/20/17	GBP	29,000,000	(14)
						$161,997

Credit Default Swaps – Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Hy S24 5Year	5.00%	Morgan Stanley	06/20/20	USD	5,850,900	$(392,067)	$24,952
Cdx.Na.Ig S24 5Year	1.00%	Morgan Stanley	06/20/20	USD	39,050,000	(684,770)	142,912
						$(1,076,837)	$167,864

A list of the open OTC swap agreements held by the Fund at July 31, 2015 is as follows:

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Standard Chartered Bank	1.00%	BNP Paribas	03/20/20	USD	510,000	$(7,093)	$1,067

CAD — Canadian Dollar

Cdx.Na.Hy — Credit Derivatives Index - High Yield

Cdx.Na.Ig — Credit Derivatives Index - Investment Grade

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2015 (unaudited)

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$54,735,913	$—	$—	$54,735,913
Investment Company	2,351,048	—	—	2,351,048
Total Investments in Securities	$57,086,961	$—	$—	$57,086,961

Schroder Emerging Market Equity Fund

Investments in Securities (3)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$55,756,778	$—	$—	$61,256,426
Chile	14,056,565	—	—	14,056,565
China	327,984,651	—	—	327,984,651
Czech Republic	6,377,001	—	—	6,377,001
Egypt	1,672,085	4,784,781	—	6,456,866
Greece	—	2,970,318	—	2,970,318
Hong Kong	34,453,581	—	—	34,453,581
Hungary	16,103,851	—	—	16,103,851
India	105,736,490	—	—	105,736,490
Indonesia	1,442,075	—	—	1,442,075
Kuwait	—	6,657,982	—	6,657,982
Mexico	9,196,076	—	—	9,196,076
Philippines	18,355,658	—	—	18,355,658
Poland	17,524,982	—	—	17,524,982
Qatar	—	3,861,848	—	3,861,848
Russia	45,815,011	—	—	42,075,205
South Africa	47,470,445	—	—	47,470,445
South Korea	224,761,762	—	—	224,761,762
Taiwan	160,574,037	—	—	160,574,037
Thailand	28,362,151	—	—	28,362,151
Turkey	58,658,243	—	—	58,658,243
United Arab Emirates	—	26,401,941	—	26,401,941
Total Common Stock	1,174,301,442	44,676,870	—	1,224,477,960

Preferred Stock
Brazil	33,032,373	—	—	33,032,373
Total Preferred Stock	33,032,373	—	—	33,032,373

Total Investments in Securities	$1,207,333,815	$44,676,870	$—	$1,252,010,685

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

Investments in Securities (4)	Level 1	Level 2	Level 3 (6)	Total
Common Stock
Australia	$14,454,198	$—	$—	$14,454,198
Austria	1,213,782	—	—	1,213,782
Belgium	5,665,132	—	—	5,665,132
Bermuda	297,506	—	—	297,506
Brazil	2,764,168	—	—	2,764,168
British Virgin Islands	646,080	—	—	646,080
Cambodia	138,810	—	—	138,810
Canada	10,830,129	—	—	10,830,129
Chile	885,020	—	—	885,020
China	6,110,416	—	8,916	6,119,332
Colombia	345,474	—	—	345,474
Czech Republic	1,290,128	—	—	1,290,128
Denmark	1,086,460	—	—	1,086,460
Finland	10,412,377	—	—	10,412,377
France	19,203,406	—	—	19,203,406
Gabon	65,453	—	—	65,453
Germany	13,087,566	—	—	13,087,566
Greece	—	144,384	—	144,384
Guernsey	262,725	—	—	262,725
Hong Kong	17,585,853	—	—	17,585,853
Hungary	97,701	—	—	97,701
India	639,198	—	—	639,198
Indonesia	2,667,454	—	—	2,667,454
Ireland	984,190	—	—	984,190
Israel	1,081,000	3,569,803	—	4,650,803
Italy	7,202,307	—	6,924	7,209,231
Japan	48,570,874	—	—	48,570,874
Kazakhstan	139,925	—	—	139,925
Liechtenstein	15,908	—	—	15,908
Luxembourg	1,233,021	—	—	1,233,021
Malaysia	831,455	—	—	831,455
Malta	—	—	1,142	1,142
Mexico	45,672	—	—	45,672
Netherlands	7,225,426	—	—	7,225,426
New Zealand	1,453,922	—	—	1,453,922
Norway	7,025,333	—	—	7,025,333
Philippines	633,567	—	—	633,567
Poland	2,221,117	—	—	2,221,117
Portugal	609,484	—	—	609,484
Russia	3,474,375	—	—	3,474,375
Singapore	5,101,584	—	—	5,101,584
South Africa	7,323,820	—	—	7,323,820
South Korea	4,463,127	—	—	4,463,127
Spain	2,461,453	—	—	2,461,453
Sweden	11,998,413	—	—	11,998,413
Switzerland	17,339,419	—	—	17,339,419
Taiwan	7,619,653	—	—	7,619,653
Thailand	3,040,745	—	—	3,040,745
Turkey	2,873,470	—	—	2,873,470
United Kingdom	53,605,511	—	—	53,605,511
Total Common Stock	308,323,807	3,714,187	16,982	312,054,976

Investments in Securities (4)	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$1,257,327	$—	$—	$1,257,327
Germany	1,007,491	—	—	1,007,491
Total Preferred Stock	2,264,818	—	—	2,264,818

Investment Companies
Guernsey	387,951	—	—	387,951
Switzerland	1,221,163	—	—	1,221,163
Total Investment Companies	$1,609,114	$—	$—	$1,609,114

Warrant
Hong Kong	8,556	—	—	8,556
Total Warrant	8,556	—	—	8,556

Total Investments in Securities	$312,206,295	$3,714,187	$16,982	$315,937,464

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(72,408)	$—	$—	$(72,408)
Forwards — Unrealized Appreciation	—	68,006	—	68,006
Forwards — Unrealized Depreciation	—	(75,233)	—	(75,233)
Total Other Financial Instruments	$(72,408)	$(7,227)	$—	$(79,635)

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities (5)	Level 1	Level 2	Level 3 (6)	Total
Common Stock
Brazil	$1,191,388	$—	$—	$1,191,388
Chile	442,930	—	—	442,930
China	2,771,339	—	—	2,771,339
Colombia	113,401	—	—	113,401
Czech Republic	396,306	—	—	396,306
Egypt	91,437	269,557	—	360,994
Greece	—	87,541	—	87,541
Hong Kong	1,926,130	—	2,918	1,929,048
Hungary	104,247	—	—	104,247
India	324,900	—	—	324,900
Indonesia	1,353,931	—	—	1,353,931
Kazakhstan	34,421	—	—	34,421
Malaysia	435,269	—	—	435,269
Mexico	192,442	—	—	192,442
Morocco	224,102	—	—	224,102
Philippines	313,816	—	—	313,816
Poland	572,898	—	—	572,898
Qatar	—	45,154	—	45,154
Russia	1,032,557	—	—	1,032,557
South Africa	3,203,358	—	—	3,203,358
South Korea	2,456,005	—	—	2,456,005
Taiwan	2,726,321	—	—	2,726,321
Thailand	1,389,049	—	—	1,389,049
Turkey	914,593	—	—	914,593
United Arab Emirates	—	108,759	—	108,759
United Kingdom	99,977	—	—	99,977
Total Common Stock	22,310,817	511,011	2,918	22,824,746

Preferred Stock
Brazil	672,946	—	—	672,946
South Korea	53,606	—	—	53,606
Total Preferred Stock	726,552	—	—	726,552

Warrant
Malaysia	1,077	—	—	1,077
Total Warrant	1,077	—	—	1,077
U.S. Treasury Obligation	—	292,978	—	292,978
Total Investments in Securities	$23,038,446	$803,989	$2,918	$23,845,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures —Unrealized Appreciation	$6,050	$—	$—	$6,050
Forwards —Unrealized Appreciation	—	31,432	—	31,432
Forwards —Unrealized Depreciation	—	(1,010)	—	(1,010)
Total Other Financial Instruments	$6,050	$30,422	$—	$36,472

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2015, the Fund had securities with a total value of $41,706,552 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $2,970,318 transfer from Level 1 to Level 2 due to a halt in trading of these securities.

(4)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2015, the Fund had securities with a total value of $3,714,187 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $16,982 transfer from Level 1 to Level 3 due to a halt in trading of these securities.

(5)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2015, the Fund had securities with a total value of $511,011 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $2,918 transfer from Level 1 to Level 3 due to a halt in trading of this security.

(6)              A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder Broad Tax-Aware Value Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,491,548	$—	$85,491,548
Corporate Obligations	—	8,063,861	—	8,063,861
Asset-Backed Securities	—	1,398,675	—	1,398,675
Total Investments in Securities	$—	$94,954,084	$—	$94,954,084

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(30,952)	$—	$—	$(30,952)
Total Other Financial Instruments	$(30,952)	$—	$—	$(30,952)

Schroder Emerging Markets Multi-Sector Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$14,507,828	$—	$14,507,828
Foreign Government Bonds	—	10,292,985	—	10,292,985
U.S. Treasury Obligation	—	2,499,868	—	2,499,868
Convertible Bonds	—	895,215	—	895,215
Total Investments in Securities	$—	$28,195,896	$—	$28,195,896

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$162,852	$—	$162,852
Forwards — Unrealized Depreciation	—	(192,851)	—	(192,851)
Credit Default Swaps — Unrealized Appreciation	—	11,116	—	11,116
Credit Default Swaps — Unrealized Depreciation	—	(8,911)	—	(8,911)
Total Other Financial Instruments	$—	$(27,794)	$—	$(27,794)

Schroder Global Strategic Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$89,216,592	$—	$89,216,592
Foreign Government Bonds	—	11,270,096	—	11,270,096
Asset-Backed Securities	—	11,133,714	—	11,133,714
U.S. Treasury Obligation	—	8,895,484	—	8,895,484
Collateralized Mortgage Obligations	—	1,189,110	—	1,189,110
OTC Foreign Currency Purchased Options	—	9,934	—	9,934
Total Investments in Securities	$—	$121,714,930	$—	$121,714,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Foreign Currency Written Options	$—	$(188,654)	$—	$(188,654)
OTC Interest Rate Swap Written Swaptions	—	(555,431)	—	(555,431)
Futures — Unrealized Appreciation	562,945	—	—	562,945
Futures — Unrealized Depreciation	(597,993)	—	—	(597,993)
Forwards — Unrealized Appreciation	—	444,954	—	444,954
Forwards — Unrealized Depreciation	—	(1,069,044)	—	(1,069,044)
Interest Rate Swaps — Unrealized Appreciation	2,004,682	—	—	2,004,682
Interest Rate Swaps — Unrealized Depreciation	(1,842,685)	—	—	(1,842,685)
Credit Default Swaps — Unrealized Appreciation	—	168,931	—	168,931
Total Other Financial Instruments	$126,949	$(1,199,244)	$—	$(1,072,295)

Schroder Long Duration Investment-Grade Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$14,571,145	$—	$14,571,145
U.S. Treasury Obligations	—	5,095,975	—	5,095,975
Asset-Backed Security	—	790,708	—	790,708
Taxable Municipal Bond	—	534,083	—	534,083
Total Investments in Securities	$—	$20,991,911	$—	$20,991,911

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$96,109,934	$—	$96,109,934
Asset-Backed Securities	—	34,596,529	—	34,596,529
U.S. Treasury Obligations	—	19,131,614	—	19,131,614
U.S. Government Mortgage-Backed Obligations	—	11,782,557	—	11,782,557
Collateralized Mortgage Obligations	—	7,737,642	—	7,737,642
Commercial Mortgage-Backed Obligations	—	4,454,132	—	4,454,132
Sovereign Governments	—	2,768,051	—	2,768,051
Municipal Bonds	—	1,558,244	—	1,558,244
Exchange Traded Purchased Option	30,900	—	—	30,900
Total Investments in Securities	$30,900	$178,138,703	$—	$178,169,603

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$353,459	$—	$—	$353,459
Futures — Unrealized Depreciation	(337,746)	—	—	(337,746)
Forwards — Unrealized Appreciation	—	28,911	—	28,911
Forwards — Unrealized Depreciation	—	(14,003)	—	(14,003)
Credit Default Swaps — Unrealized Appreciation	—	(8,735)	—	(8,735)
Total Other Financial Instruments	$15,713	$6,173	$—	$21,886

Schroder Global Multi-Asset Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$12,285,969	$—	$12,285,969
Common Stock	11,249,859	—	—	11,249,859
Foreign Government Bonds	—	2,979,774	—	2,979,774
Closed-End Funds	516,939	—	—	516,939
Preferred Stock	160,610	—	—	160,610
Municipal Bond	—	74,453	—	74,453
Exchange Traded Purchased Option	34,270	—	—	34,270
Total Investments in Securities	$11,961,678	$15,340,196	$—	$27,301,874

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$47,562	$—	$	$47,562
Futures — Unrealized Depreciation	(140,821)	—	—	(140,821)
Forwards — Unrealized Appreciation	—	393,919	—	393,919
Forwards — Unrealized Depreciation	—	(161,069)	—	(161,069)
Total Other Financial Instruments	$(93,259)	$232,850	$—	$139,591

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$89,933,684	$—	$89,933,684
U.S. Treasury Obligations	—	47,638,062	—	47,638,062
Corporate Obligations	—	3,506,868	—	3,506,868
Total Investments in Securities	$—	$141,078,614	$—	$141,078,614

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$3,314,812	$—	$3,314,812
Forwards — Unrealized Depreciation	—	(1,200,599)	—	(1,200,599)
Total Other Financial Instruments	$—	$2,114,213	$—	$2,114,213

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through July 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 24, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 24, 2015

*      Print the name and title of each signing officer under his or her signature.